UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2014

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2014

VALIC Company II

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ending February 28, 2014. We encourage you to carefully read this report and thank you for your investment.

Domestic equities markets continued to show improvement during the six-month reporting period with the total return of the S&P 500® Index*, a widely regarded gauge of the U.S. equity market, up 15.07%. A rise in both consumer confidence and the domestic job numbers helped spur, in part, this domestic growth. For instance, January added 129,000 jobs and February another 175,000, resulting in February’s unemployment rate falling to 6.7%, the lowest since November 2008 – and all this notwithstanding the unusually severe weather across much of the United States that disrupted economic activity for much of this time. The announcement by Janet Yellen, the new head of the Federal Reserve Board, that the Fed remained on track to pull back on its asset-purchase program (quantitative easing), further helped to buoy market sentiment that interpreted tapering as a sign of increasing U.S. economic strength.

Although positive overall, results were more mixed for foreign equities markets. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, was up a solid 15.01% for the period. But foreign emerging markets, on the whole, did not fare as well with the MSCI Emerging Markets Index (net)***, designed to measure the equity market performance of emerging markets, up a more modest 4.77%. This general sluggishness in emerging markets was led predominately by China. Concerns regarding China’s growth rate hung over the market as the Chinese leadership attempted to deal with imbalances within the Chinese economy.

Downward pressure on the fixed interest (bond) markets also continued during the early months of the reporting period as many investors anticipated rising interest rates as the overall economy improved. But a pullback in equity markets during January and February, prompted in part by the border dispute between Russia and the Ukraine over the future of Crimea, helped domestic bonds rise after experiencing steady losses earlier in the reporting period. The Barclays U.S. Aggregate Bond Index****, a broad measure of the bond market, finished with a 2.84% gain for the period.

As always, we appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consisted of 22 developed market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The index consisted of 21 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2014 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2013 and held until February 28, 2014. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2014” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2014” column and the “Expense Ratio as of February 28, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2014” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2014” column and the “Expense Ratio as of February 28, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2014” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — February 28, 2014 (unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2013	Ending Account Value Using Actual Return at February 28, 2014	Expenses Paid During the Six Months Ended February 28, 2014*	Beginning Account Value at September 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at February 28, 2014	Expenses Paid During the Six Months Ended February 28, 2014*	Expense Ratio as of February 28, 2014*
Aggressive Growth Lifestyle	$1,000.00	$1,138.84	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation	$1,000.00	$1,226.21	$4.69	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,090.68	$0.52	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond	$1,000.00	$1,034.61	$3.88	$1,000.00	$1,020.98	$3.86	0.77%
High Yield Bond	$1,000.00	$1,066.84	$4.92	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities	$1,000.00	$1,154.57	$5.34	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value	$1,000.00	$1,144.04	$4.31	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth	$1,000.00	$1,162.91	$4.56	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value	$1,000.00	$1,180.98	$5.68	$1,000.00	$1,019.59	$5.26	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,117.73	$0.53	$1,000.00	$1,024.30	$0.50	0.10%
Money Market II	$1,000.00	$1,000.05	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Small Cap Growth	$1,000.00	$1,200.50	$6.33	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value	$1,000.00	$1,149.72	$5.06	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible	$1,000.00	$1,163.75	$3.00	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,056.99	$4.49	$1,000.00	$1,020.43	$4.41	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2014” and the “Expense Ratios” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	64.7%
International Equity Investment Companies	17.0
Fixed Income Investment Companies	12.9
Real Estate Investment Companies	5.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) — 100.0%
Domestic Equity Investment Companies — 64.7%
VALIC Co. I Blue Chip Growth Fund	1,294,070	$22,659,158
VALIC Co. I Dividend Value Fund	2,742,892	34,917,020
VALIC Co. I Mid Cap Index Fund	879,094	23,832,234
VALIC Co. I Mid Cap Strategic Growth Fund	220,093	3,886,835
VALIC Co. I Nasdaq-100 Index Fund	1,786,601	15,364,768
VALIC Co. I Science & Technology Fund	652,640	16,688,015
VALIC Co. I Small Cap Index Fund	1,122,255	23,803,036
VALIC Co. I Small Cap Special Values Fund	772,152	10,717,474
VALIC Co. I Stock Index Fund	1,874,127	62,502,129
VALIC Co. I Value Fund	137,263	1,881,877
VALIC Co. II Capital Appreciation Fund†	997,708	15,683,967
VALIC Co. II Large Cap Value Fund†	397,512	6,598,697
VALIC Co. II Mid Cap Growth Fund†	613,292	6,960,862
VALIC Co. II Mid Cap Value Fund†	1,308,465	33,483,608
VALIC Co. II Small Cap Growth Fund†	372,685	7,211,447
VALIC Co. II Small Cap Value Fund†	1,169,769	21,289,805

Total Domestic Equity Investment Companies
(cost $234,112,169)		307,480,932

Fixed Income Investment Companies — 12.9%
VALIC Co. I Government Securities Fund	314,731	3,326,702
VALIC Co. II Core Bond Fund†	2,402,596	26,572,707
VALIC Co. II High Yield Bond Fund†	1,668,418	13,564,236
VALIC Co. II Strategic Bond Fund†	1,490,071	17,687,144

Total Fixed Income Investment Companies
(cost $59,860,095)		61,150,789

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 17.0%
VALIC Co. I Emerging Economies Fund	3,050,631	$23,245,809
VALIC Co. I Foreign Value Fund	1,907,996	21,407,710
VALIC Co. I International Equities Fund	3,372,042	24,447,305
VALIC Co. I International Growth Fund	852,715	11,895,369

Total International Equity Investment Companies
(cost $75,425,552)		80,996,193

Real Estate Investment Companies — 5.4%
VALIC Co. I Global Real Estate Fund (cost $24,881,055)	3,176,498	25,729,637

TOTAL INVESTMENTS
(cost $394,278,871)(2)	100.0%	475,357,551
Other assets less liabilities	0.0	42,303

NET ASSETS —	100.0%	$475,399,854

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$307,480,932	$—	$—	$307,480,932
Fixed Income Investment Companies	61,150,789	—	—	61,150,789
International Equity Investment Companies	80,996,193	—	—	80,996,193
Real Estate Investment Companies	25,729,637	—	—	25,729,637

Total	$475,357,551	$—	$—	$475,357,551

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.8%
Applications Software	7.3
Web Portals/ISP	4.3
Finance — Credit Card	4.3
Beverages — Non-alcoholic	3.6
Computer Services	3.2
Electronic Components — Semiconductors	2.9
Internet Content — Entertainment	2.9
Medical — Drugs	2.6
Apparel Manufacturers	2.5
Multimedia	2.4
E-Commerce/Products	2.3
Tobacco	2.2
Oil — Field Services	2.2
Investment Management/Advisor Services	2.0
Metal Processors & Fabrication	2.0
Instruments — Controls	1.9
Retail — Discount	1.9
Engines — Internal Combustion	1.8
Industrial Gases	1.8
Retail — Building Products	1.7
Medical — Generic Drugs	1.7
Retail — Apparel/Shoe	1.6
Oil Companies — Exploration & Production	1.5
E-Commerce/Services	1.5
Cable/Satellite TV	1.5
Casino Hotels	1.4
Commercial Services — Finance	1.4
Medical — Wholesale Drug Distribution	1.4
Telecommunication Equipment	1.4
Engineering/R&D Services	1.3
Athletic Footwear	1.3
Electronic Security Devices	1.3
Retail — Restaurants	1.3
Auto/Truck Parts & Equipment — Original	1.3
Diversified Manufacturing Operations	1.3
Food — Retail	1.3
Electronic Forms	1.3
Computers — Memory Devices	1.2
Chemicals — Specialty	1.1
Time Deposits	1.1
Finance — Other Services	1.1
Retail — Drug Store	1.1
Food — Misc./Diversified	1.0
Internet Content — Information/News	0.9
Building Products — Cement	0.9
Transport — Services	0.9
Oil Field Machinery & Equipment	0.8
Television	0.5

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Apparel Manufacturers — 2.5%
Michael Kors Holdings, Ltd.†	10,130	$993,044
Under Armour, Inc., Class A†	10,530	1,191,469

		2,184,513

Applications Software — 7.3%
Intuit, Inc.	15,670	1,224,610
Microsoft Corp.	78,570	3,010,017
Salesforce.com, Inc.†	21,680	1,352,181
ServiceNow, Inc.†	10,260	698,296

		6,285,104

Athletic Footwear — 1.3%
NIKE, Inc., Class B	14,300	1,119,690

Auto/Truck Parts & Equipment - Original — 1.3%
Delphi Automotive PLC	16,460	1,095,742

Beverages - Non-alcoholic — 3.6%
Coca-Cola Enterprises, Inc.	24,300	1,144,044
PepsiCo, Inc.	24,630	1,972,124

		3,116,168

Building Products - Cement — 0.9%
Martin Marietta Materials, Inc.	6,470	789,211

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	25,110	1,297,936

Casino Hotels — 1.4%
Las Vegas Sands Corp.	14,370	1,225,043

Chemicals - Specialty — 1.1%
Eastman Chemical Co.	11,240	982,713

Commercial Services - Finance — 1.4%
MasterCard, Inc., Class A	15,550	1,208,546

Computer Services — 3.2%
Accenture PLC, Class A	18,540	1,545,309
Cognizant Technology Solutions Corp., Class A†	12,050	1,253,923

		2,799,232

Computers - Memory Devices — 1.2%
EMC Corp.	38,110	1,004,961

Diversified Manufacturing Operations — 1.3%
Danaher Corp.	14,300	1,093,807

E-Commerce/Products — 2.3%
Amazon.com, Inc.†	5,370	1,944,477

E-Commerce/Services — 1.5%
priceline.com, Inc.†	970	1,308,375

Electronic Components - Semiconductors — 2.9%
Texas Instruments, Inc.	33,340	1,498,966
Xilinx, Inc.	19,260	1,005,372

		2,504,338

Electronic Forms — 1.3%
Adobe Systems, Inc.†	15,790	1,083,352

Electronic Security Devices — 1.3%
Tyco International, Ltd.	26,520	1,118,614

Engineering/R&D Services — 1.3%
Fluor Corp.	14,490	1,125,728

Engines - Internal Combustion — 1.8%
Cummins, Inc.	10,710	1,562,803

Finance - Credit Card — 4.3%
American Express Co.	13,630	1,244,146

Security Description	Shares	Value (Note 2)

Finance - Credit Card (continued)
Discover Financial Services	11,290	$647,820
Visa, Inc., Class A	8,020	1,812,039

		3,704,005

Finance - Other Services — 1.1%
IntercontinentalExchange Group, Inc.	4,480	935,603

Food - Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	26,460	900,434

Food - Retail — 1.3%
Whole Foods Market, Inc.	20,130	1,088,027

Industrial Gases — 1.8%
Praxair, Inc.	11,600	1,512,292

Instruments - Controls — 1.9%
Honeywell International, Inc.	17,700	1,671,588

Internet Content - Entertainment — 2.9%
Facebook, Inc., Class A†	28,830	1,973,702
Twitter, Inc.†	8,980	493,092

		2,466,794

Internet Content - Information/News — 0.9%
LinkedIn Corp., Class A†	3,900	795,756

Investment Management/Advisor Services — 2.0%
Ameriprise Financial, Inc.	8,440	919,876
BlackRock, Inc.	2,600	792,584

		1,712,460

Medical - Biomedical/Gene — 9.8%
Alexion Pharmaceuticals, Inc.†	6,290	1,112,072
Amgen, Inc.	8,980	1,113,700
Biogen Idec, Inc.†	4,490	1,529,653
Gilead Sciences, Inc.†	27,080	2,241,953
Illumina, Inc.†	6,800	1,166,132
Regeneron Pharmaceuticals, Inc.†	2,660	884,450
Vertex Pharmaceuticals, Inc.†	5,570	450,390

		8,498,350

Medical - Drugs — 2.6%
Bristol-Myers Squibb Co.	26,070	1,401,784
Forest Laboratories, Inc.†	9,050	883,008

		2,284,792

Medical - Generic Drugs — 1.7%
Mylan, Inc.†	11,790	655,170
Perrigo Co. PLC	4,850	797,534

		1,452,704

Medical - Wholesale Drug Distribution — 1.4%
McKesson Corp.	6,690	1,184,465

Metal Processors & Fabrication — 2.0%
Precision Castparts Corp.	6,640	1,712,323

Multimedia — 2.4%
Twenty-First Century Fox, Inc., Class A	29,280	982,051
Viacom, Inc., Class B	12,460	1,093,116

		2,075,167

Oil Companies - Exploration & Production — 1.5%
EOG Resources, Inc.	6,980	1,322,152

Oil Field Machinery & Equipment — 0.8%
National Oilwell Varco, Inc.	9,030	695,671

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services — 2.2%
Schlumberger, Ltd.	20,440	$1,900,920

Retail - Apparel/Shoe — 1.6%
PVH Corp.	6,280	793,981
Urban Outfitters, Inc.†	15,060	563,846

		1,357,827

Retail - Building Products — 1.7%
Home Depot, Inc.	18,410	1,510,172

Retail - Discount — 1.9%
Costco Wholesale Corp.	9,780	1,142,304
Dollar General Corp.†	8,160	488,784

		1,631,088

Retail - Drug Store — 1.1%
CVS Caremark Corp.	12,510	914,981

Retail - Restaurants — 1.3%
Starbucks Corp.	15,720	1,115,491

Telecommunication Equipment — 1.4%
Juniper Networks, Inc.†	44,000	1,176,560

Television — 0.5%
AMC Networks, Inc., Class A†	5,950	452,319

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 2.2%
Philip Morris International, Inc.	23,610	$1,910,285

Transport - Services — 0.9%
FedEx Corp.	5,700	759,981

Web Portals/ISP — 4.3%
Google, Inc., Class A†	3,080	3,744,202

Total Long-Term Investment Securities
(cost $59,886,564)		85,336,762

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/03/2014 (cost $969,000)	$969,000	969,000

TOTAL INVESTMENTS
(cost $60,855,564)(1)	100.0%	86,305,762
Other assets less liabilities	0.0	16,687

NET ASSETS —	100.0%	$86,322,449

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$6,285,104	$—	$—	$6,285,104
Medical-Biomedical/Gene	8,498,350	—	—	8,498,350
Other Industries*	70,553,308	—	—	70,553,308
Short-Term Investment Securities:
Time Deposits	—	969,000	—	969,000

Total	$85,336,762	$969,000	$—	$86,305,762

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Fixed Income Investment Companies	54.2%
Domestic Equity Investment Companies	32.9
International Equity Investment Companies	10.2
Real Estate Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 32.9%
VALIC Co. I Blue Chip Growth Fund	518,366	$9,076,583
VALIC Co. I Dividend Value Fund	811,381	10,328,879
VALIC Co. I Mid Cap Index Fund	334,362	9,064,549
VALIC Co. I Mid Cap Strategic Growth Fund	69,872	1,233,945
VALIC Co. I Nasdaq-100 Index Fund	435,752	3,747,464
VALIC Co. I Science & Technology Fund	206,987	5,292,666
VALIC Co. I Small Cap Index Fund	426,927	9,055,119
VALIC Co. I Small Cap Special Values Fund	152,306	2,114,010
VALIC Co. I Stock Index Fund	671,143	22,382,616
VALIC Co. I Value Fund	21,708	297,613
VALIC Co. II Capital Appreciation Fund†	210,844	3,314,468
VALIC Co. II Large Cap Value Fund†	107,948	1,791,940
VALIC Co. II Mid Cap Growth Fund†	160,988	1,827,216
VALIC Co. II Mid Cap Value Fund†	444,331	11,370,419
VALIC Co. II Small Cap Growth Fund†	55,183	1,067,799
VALIC Co. II Small Cap Value Fund†	271,843	4,947,541

Total Domestic Equity Investment Companies
(cost $77,974,796)		96,912,827

Fixed Income Investment Companies — 54.2%
VALIC Co. I Capital Conservation Fund	584,398	5,645,281
VALIC Co. I Government Securities Fund	518,775	5,483,447
VALIC Co. I Inflation Protected Fund	1,080,836	11,900,004
VALIC Co. II Core Bond Fund†	5,338,604	59,044,966
VALIC Co. II High Yield Bond Fund†	3,437,620	27,947,848
VALIC Co. II Strategic Bond Fund†	4,178,613	49,600,130

Total Fixed Income Investment Companies
(cost $155,854,401)		159,621,676

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 10.2%
VALIC Co. I Emerging Economies Fund	1,160,445	$8,842,587
VALIC Co. I Foreign Value Fund	752,661	8,444,853
VALIC Co. I International Equities Fund	1,141,052	8,272,624
VALIC Co. I International Growth Fund	324,412	4,525,551

Total International Equity Investment Companies
(cost $29,084,354)		30,085,615

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund (cost $8,425,393)	988,746	8,008,843

TOTAL INVESTMENTS
(cost $271,338,944)(2)	100.0%	294,628,961
Other assets less liabilities	0.0	54,854

NET ASSETS —	100.0%	$294,683,815

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$96,912,827	$—	$—	$96,912,827
Fixed Income Investment Companies	159,621,676	—	—	159,621,676
International Equity Investment Companies	30,085,615	—	—	30,085,615
Real Estate Investment Companies	8,008,843	—	—	8,008,843

Total	$294,628,961	$—	$—	$294,628,961

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

United States Treasury Notes	22.3%
Federal National Mtg. Assoc.	19.9
Time Deposits	7.6
Federal Home Loan Mtg. Corp.	7.4
Diversified Financial Services	5.6
Diversified Banking Institutions	4.5
Banks — Commercial	3.2
United States Treasury Bonds	3.0
Oil Companies — Exploration & Production	1.9
Telephone — Integrated	1.8
Electric — Integrated	1.3
Pipelines	1.0
Oil Companies — Integrated	0.9
Paper & Related Products	0.8
Savings & Loans/Thrifts	0.7
Insurance — Life/Health	0.6
Government National Mtg. Assoc.	0.6
Beverages — Non-alcoholic	0.6
Oil & Gas Drilling	0.5
Banks — Super Regional	0.5
Diversified Manufacturing Operations	0.5
Sovereign	0.5
Medical — Drugs	0.5
Computers	0.5
Auto — Cars/Light Trucks	0.4
Gold Mining	0.4
Brewery	0.3
Banks — Fiduciary	0.3
Coal	0.3
Independent Power Producers	0.3
Chemicals — Diversified	0.3
Casino Hotels	0.3
Multimedia	0.3
Medical — Generic Drugs	0.3
Municipal Bonds & Notes	0.3
Security Services	0.2
Cable/Satellite TV	0.2
Insurance — Multi-line	0.2
Special Purpose Entities	0.2
Retail — Automobile	0.2
Finance — Consumer Loans	0.2
Food — Misc./Diversified	0.2
Computer Services	0.2
Telecom Services	0.2
Advertising Agencies	0.2
Tools — Hand Held	0.2
Oil — Field Services	0.2
Tennessee Valley Authority	0.2
Medical — Hospitals	0.2
Medical Products	0.2
Electronic Components — Semiconductors	0.2
Television	0.2
Airlines	0.2
Commercial Services — Finance	0.2
Finance — Leasing Companies	0.2
Real Estate Investment Trusts	0.2
Retail — Drug Store	0.2
Office Automation & Equipment	0.2
Retail — Auto Parts	0.2
Applications Software	0.2
Schools	0.2
Insurance — Mutual	0.2
Agricultural Chemicals	0.2
Finance — Other Services	0.2
Steel — Producers	0.2
Oil Refining & Marketing	0.1
Finance — Auto Loans	0.1
Consumer Products — Misc.	0.1
Publishing — Newspapers	0.1

Auto/Truck Parts & Equipment — Original	0.1%
Aerospace/Defense	0.1
Steel — Specialty	0.1
Retail — Restaurants	0.1
Regional Authority	0.1
Networking Products	0.1
Cellular Telecom	0.1
SupraNational Banks	0.1
Electric — Distribution	0.1
Alternative Waste Technology	0.1
Electronics — Military	0.1
Containers — Paper/Plastic	0.1
Petrochemicals	0.1
Retail — Regional Department Stores	0.1
Finance — Commercial	0.1
Building Products — Cement	0.1
Machinery — Farming	0.1
Diversified Operations	0.1
Rental Auto/Equipment	0.1
Food — Dairy Products	0.1
Diversified Minerals	0.1
E-Commerce/Services	0.1
Aerospace/Defense — Equipment	0.1
Containers — Metal/Glass	0.1
Web Hosting/Design	0.1
Cosmetics & Toiletries	0.1
Chemicals — Specialty	0.1
Retail — Discount	0.1
Enterprise Software/Service	0.1
Theaters	0.1
Racetracks	0.1
Medical Instruments	0.1
Entertainment Software	0.1
Building & Construction — Misc.	0.1
Food — Meat Products	0.1
Hazardous Waste Disposal	0.1
MRI/Medical Diagnostic Imaging	0.1
Publishing — Periodicals	0.1
Building — Residential/Commercial	0.1
Electric — Generation	0.1
Advertising Services	0.1
Diagnostic Equipment	0.1
Steel Pipe & Tube	0.1
Cruise Lines	0.1
Firearms & Ammunition	0.1
Marine Services	0.1
Storage/Warehousing	0.1

101.3%

Credit Quality†#

Aaa	61.2%
Aa	3.2
A	5.8
Baa	14.5
Ba	6.0
B	4.6
Caa	2.1
Not Rated @	2.6

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody's
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$2,209,000	$2,219,939
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,280,519
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	701,208
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	887,000	889,557
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,213
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	1,400,000	1,399,774
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,141,000	1,177,130
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.89% due 03/10/2047(1)	1,478,000	1,522,314
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	982,818	998,230
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	166,671	167,747
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,260,000	1,447,639
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	786,670	847,360
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	550,000	550,901
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	2,215,885	2,243,729
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	879,971
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	659,000	661,071
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	796,261
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	848,000	851,802
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,329,792
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	446,656
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	454,000	457,449
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	263,677

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	$2,152,000	$2,239,565
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	1,000,000	1,104,345
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.84% due 06/15/2038(1)	2,311,492	2,511,665
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	312,214	318,944
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(1)	2,000,000	2,017,050
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.47% due 08/25/2034	80,784	82,234
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	297,634	306,585
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	686,776	689,730
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	689,070	737,640
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	877,500	884,992
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(1)	3,717,261	3,771,968
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(1)	2,161,000	2,332,179
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	1,000,000	1,103,620
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	98,199	99,275
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	302,486

Total Asset Backed Securities
(cost $41,835,565)		41,738,217

U.S. CORPORATE BONDS & NOTES — 24.5%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	300,000	318,000

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,925,000	1,876,336

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	400,000	413,000

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	$531,000	$513,743

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,332,000	1,297,449

Aerospace/Defense - Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	419,000	429,475
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	299,000	316,940

		746,415

Agricultural Chemicals — 0.2%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	741,000	751,553
Mosaic Co. Senior Notes 5.45% due 11/15/2033	614,000	653,374

		1,404,927

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	135,945	146,821
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	136,742	141,527
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	700,000	721,000

		1,009,348

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	479,000	519,715
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	391,000	401,264

		920,979

Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	1,477,000	1,475,869

Auto - Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	442,807
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	1,065,000	1,117,103

		1,559,910

Security Description	Principal Amount	Value (Note 2)

Auto/Truck Parts & Equipment - Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	$353,000	$381,240

Banks - Commercial — 0.9%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	1,433,000	1,452,884
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,841,000	2,101,227
Union Bank NA Senior Notes 1.50% due 09/26/2016	687,000	698,162
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	963,444
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,511,000	1,607,506
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,200,000	1,203,532

		8,026,755

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	1,424,000	1,435,322
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,563,238

		2,998,560

Banks - Super Regional — 0.4%
Bank of America NA Senior Notes 1.25% due 02/14/2017	1,644,000	1,645,618
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	49,605
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	2,380,000	2,404,333

		4,099,556

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,059,000	1,077,451
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,084,000	2,094,866

		3,172,317

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	638,625

Building Products - Cement — 0.1%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	507,780

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	$10,000	$10,675

Building - Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	547,500

Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	747,000	757,271
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	440,106
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	335,000	388,154
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	502,000	627,338

		2,212,869

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	250,000	261,250

Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	140,000	114,100
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	308,000	327,635
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	366,000	387,045
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	300,000	315,000
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	515,000	545,900
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	175,875

		1,865,555

Casino Services — 0.0%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	46,024
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	94,140

		140,164

Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	579,000	632,557

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	$179,000	$191,083
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	182,000	197,015

		1,020,655

Chemicals - Diversified — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	596,000	619,840
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	383,437

		1,003,277

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	689,163

Coal — 0.3%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	600,000	636,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	340,000	360,400
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	591,000	639,757
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	585,000	604,013
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	539,540

		2,779,710

Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	310,000	334,800

Commercial Services - Finance — 0.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	270,000	275,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	642,000	648,420
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	233,000	233,140
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	380,000	416,100

		1,573,060

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	1,180,000	1,126,873

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	$811,000	$815,359

		1,942,232

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	920,000	939,677
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	774,000	821,558
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	2,248,000	2,410,930

		4,172,165

Consumer Products - Misc. — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,309,000	1,367,905

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	662,000	741,440

Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	849,000	902,063

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	696,780

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	96,000	102,480
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	76,000	81,320

		183,800

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	462,000	512,544

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	157,600	164,692

Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	320,000	304,800

Diversified Banking Institutions — 2.8%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	1,571,000	1,582,782
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	3,485,000	3,912,812

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	$4,623,000	$4,957,719
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,907,000	2,124,005
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,176,000	1,368,978
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,422,000	3,949,929
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	699,000	691,512
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	1,931,000	2,173,862
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,208,000	1,325,424
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	3,137,000	3,310,125
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	75,000	89,283

		25,486,431

Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	1,177,000	1,305,165
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	736,681
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,872,000	2,216,487
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	1,383,000	1,769,162

		6,027,495

Diversified Manufacturing Operations — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	340,260
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,155,805

		1,496,065

Diversified Operations — 0.1%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043	809,000	839,953

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	720,000	752,400

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	$530,000	$514,100

Electric - Integrated — 0.9%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	446,000	452,600
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,689,000	1,845,628
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	826,000	950,998
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	277,833
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	435,000	485,277
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	1,061,000	1,165,415
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	1,008,000	1,020,440
PG&E Corp. Senior Notes 2.40% due 03/01/2019	845,000	846,909
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	665,000	767,059

		7,812,159

Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	548,000	567,180
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,119,756

		1,686,936

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	854,000	918,769

Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	645,000	678,056

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	598,000	642,850

Finance - Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	530,793
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	698,850
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	139,800

		1,369,443

Security Description	Principal Amount	Value (Note 2)

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	$434,000	$458,955
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	400,000	408,000

		866,955

Finance - Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	567,000	666,510
SLM Corp. Senior Notes 4.88% due 06/17/2019	1,484,000	1,532,230

		2,198,740

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	36
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	46

		82

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	793,000	834,633

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	463,000	465,967

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	482,570

Food - Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	600,000	634,500

Food - Misc./Diversified — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	677,000	847,055
Mondelez International, Inc. Senior Notes 2.25% due 02/01/2019	1,215,000	1,215,447

		2,062,502

Food - Retail — 0.0%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	310,000	311,550

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(4)(5)	8,066	3,055

Gold Mining — 0.2%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	1,092,000	891,278

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	$481,000	$514,175

		1,405,453

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	208,000	213,200
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	688,000	729,280
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	128,000	143,040
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	133,000	149,625
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	523,000	538,690
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	521,000	541,840
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	449,550

		2,765,225

Insurance - Life/Health — 0.5%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	628,747
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,493,000	2,453,526
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	362,879
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	969,000	972,130

		4,417,282

Insurance - Multi-line — 0.1%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,337,523

Insurance - Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,412,462

Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	319,000	344,520

Machinery - Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	836,000	848,540

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	455,000	475,475

Security Description	Principal Amount	Value (Note 2)

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	$627,000	$655,215

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	438,509
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	655,951
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	579,000	622,425

		1,716,885

Medical - Drugs — 0.3%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	577,000	595,753
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	744,000	805,380
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	1,107,000	1,167,421

		2,568,554

Medical - Generic Drugs — 0.3%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	2,144,000	2,408,820

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	329,560
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	750,000	819,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	560,000	599,200

		1,748,135

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	622,000	620,445

Multimedia — 0.3%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,285,000	1,578,432
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	859,248

		2,437,680

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	191,000	199,595

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,027,000	1,035,912

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	$273,000	$278,443

Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	1,430,000	1,510,861

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	246,000	253,380

Oil & Gas Drilling — 0.4%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	640,000	676,800
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	1,973,000	2,047,623
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	799,000	804,930

		3,529,353

Oil Companies - Exploration & Production — 1.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	352,600
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	575,000	580,750
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	267,995
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	956,000	989,920
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	801,000	839,047
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	528,797
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	610,000	658,800
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	890,000	916,700
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	556,000	585,190
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	760,000	792,300
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	585,000	617,175
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	485,000	512,888

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	$844,000	$882,227
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	614,000	653,910
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	255,000	265,838
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	260,000	286,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	637,000	695,922
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	1,050,000	1,160,250
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	575,000	635,375
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	412,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	755,000	796,525
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	275,000	296,313
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	780,000	799,500

		14,526,022

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,365,565
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	609,756

		1,975,321

Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	620,000	630,850
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	633,000	754,226

		1,385,076

Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(6)(10)	297,000	59,400

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	670,000	633,150
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,587,000	1,744,280

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	$2,790,000	$2,775,492
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,759,825
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	598,000	615,940

		7,528,687

Pipelines — 1.0%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	811,920
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	314,000	308,505
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	125,000	133,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	300,000	315,750
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	409,000	360,098
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	153,000	162,730
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	2,908,000	3,362,212
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	915,000	965,209
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	301,700
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	405,000	407,466
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	431,000	417,531
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	225,000	221,063
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	117,000	121,095
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	490,000	512,050
Williams Partners LP Senior Notes 5.40% due 03/04/2044	672,000	679,356

		9,080,435

Printing - Commercial — 0.0%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	220,000	256,850

Security Description	Principal Amount	Value (Note 2)

Publishing - Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	$858,000	$883,740
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	385,000	440,344

		1,324,084

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	600,000	612,000

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	638,000	660,330

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	384,555
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	348,015
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	355,000	370,087
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	438,000	450,662

		1,553,319

Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	441,450

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	144,700

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(4)(5)	100,000	4

Rental Auto/Equipment — 0.1%
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	781,000	835,670

Retail - Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	320,250

Retail - Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,466,000	1,497,790

Retail - Automobile — 0.2%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	2,145,000	2,311,237

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	$734,000	$689,071

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	593,711	603,359
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	304,856	334,332
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	526,794	584,306

		1,521,997

Retail - Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	350,000	338,188

Retail - Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	620,000	590,550
JC Penney Corp., Inc. Company Guar. Notes 7.95% due 04/01/2017	350,000	304,500

		895,050

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	231,394
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	562,100
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	413,000	445,007

		1,238,501

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,520,000	1,648,270
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,561,000	1,826,492
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,589,075
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	445,769

		6,509,606

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	679,000	653,178
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	360,000	324,560

Security Description	Principal Amount	Value (Note 2)

Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$516,000	$483,913

		1,461,651

Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	1,507,000	1,375,137
ADT Corp. Senior Notes 6.25% due 10/15/2021*	799,000	840,948

		2,216,085

Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	210,000	216,300

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	393,825

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,511,000	1,544,899
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	446,303

		1,991,202

Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	440,000	440,000

Steel Pipe & Tube — 0.1%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	486,000	505,440

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	407,000	402,930
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	169,000	185,478

		588,408

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	1,200,000	1,271,863

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	458,175

Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	139,915

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 1.2%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	$650,000	$666,250
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,217,000	1,326,530
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	817,740
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	292,000	345,290
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	712,787
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	1,491,000	1,615,175
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,945,000	3,501,767
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,329,000	1,626,938

		10,612,477

Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	363,000	347,020
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	603,000	657,270
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	610,000	645,075

		1,649,365

Theaters — 0.1%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	661,000	665,958

Transport - Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	309,000	318,270

Travel Services — 0.0%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	277,000	308,509

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	697,000	708,326

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	19,795	20,464

Total U.S. Corporate Bonds & Notes
(cost $217,994,396)		222,514,148

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	$600,000	$642,000

Auto - Cars/Light Trucks — 0.2%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	1,729,000	1,740,069

Auto/Truck Parts & Equipment-Original — 0.1%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	921,000	932,512

Banks - Commercial — 2.1%
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,298,702
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	810,000	814,598
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	1,250,000	1,251,359
BPCE SA Sub. Notes 5.15% due 07/21/2024*	1,790,000	1,796,211
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	376,521
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019	640,000	644,061
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	1,199,000	1,350,326
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	821,000	901,793
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,086,482
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	1,697,000	1,746,008
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	938,000	994,280
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	1,390,000	1,412,528
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,515,000	2,485,977
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	960,000	985,766

		19,144,612

Beverages - Non-alcoholic — 0.6%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,764,000	1,776,043
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	1,221,000	1,225,362

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	$1,891,000	$1,998,027

		4,999,432

Building Products-Cement — 0.0%
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	337,000	354,693

Cable/Satellite TV — 0.0%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	300,000	326,250

Casino Hotels — 0.1%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	599,000	615,473

Chemicals-Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	1,099,000	1,232,742
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	283,000	301,395

		1,534,137

Commercial Services — 0.0%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	319,000	264,371

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	503,860

Diversified Banking Institutions — 0.7%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	1,820,000	1,874,679
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	828,000	859,334
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	1,314,000	1,529,141
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	1,485,000	1,664,477
UBS AG Sub. Notes 7.63% due 08/17/2022	335,000	397,530

		6,325,161

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,360,000	1,438,730

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	340,000	344,250
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	1,290,000	1,300,098

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	$1,477,000	$1,515,678

		3,160,026

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	725,000	786,625

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	977,000	1,016,080
Electricite de France Senior Notes 6.00% due 01/22/2114*	1,044,000	1,083,776

		2,099,856

Finance-Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	70,380
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	352,070
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	300,000	309,750

		732,200

Gold Mining — 0.2%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	1,463,000	1,467,142

Hazardous Waste Disposal — 0.1%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	600,000	633,000

Medical-Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,480,081
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	156,000	165,555

		1,645,636

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	660,000	740,396
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	570,975

		1,311,371

Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,432,000	1,839,719
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	501,125

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	$354,000	$371,700

		2,712,544

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,683,000	1,680,545
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,073,000	1,094,610
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	983,896
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	1,128,000	1,140,447
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	977,000	923,813
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	787,000	835,522

		6,658,833

Oil - Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	1,507,000	1,775,635

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	901,862

Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	429,000	431,145

Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	338,000	363,773

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	379,480

Special Purpose Entity — 0.0%
Trust F/1401 Senior Notes 6.95% due 01/30/2044*	366,000	350,445

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	236,000	261,960
ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	214,693

		476,653

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	998,192

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.1%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	$273,000	$284,603
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(7)(11)	507,376	527,671

		812,274

Telephone - Integrated — 0.5%
British Telecommunications PLC Senior Notes 2.35% due 02/14/2019	1,272,000	1,276,034
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	1,630,000	1,868,387
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	932,000	997,240

		4,141,661

Total Foreign Corporate Bonds & Notes
(cost $69,606,865)		70,659,653

FOREIGN GOVERNMENT AGENCIES — 0.7%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	994,865

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,065,736

Sovereign — 0.5%
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	959,365
United Mexican States Senior Notes 3.50% due 01/21/2021	2,407,000	2,437,088
United Mexican States Senior Notes 4.75% due 03/08/2044	1,282,000	1,195,465

		4,591,918

Total Foreign Government Agencies
(cost $6,506,495)		6,652,519

U.S. GOVERNMENT AGENCIES — 28.1%
Federal Home Loan Mtg. Corp. — 7.4%
2.50% due 01/01/2028	1,448,913	1,459,174
2.50% due 04/01/2028	2,757,916	2,778,166
3.00% due 08/01/2027	649,100	671,971
3.00% due 10/01/2042	2,576,995	2,504,540
3.00% due 11/01/2042	2,078,239	2,017,631
3.00% due 02/01/2043	4,620,258	4,471,125
3.00% due 04/01/2043	4,442,164	4,314,930
3.00% due 05/01/2043	1,037,777	1,008,579
3.00% due 08/01/2043	7,207,566	6,998,260
3.50% due 02/01/2042	867,927	878,904
3.50% due 03/01/2042	913,973	925,531
3.50% due 04/01/2042	3,035,144	3,073,529
3.50% due 08/01/2042	9,961,472	10,088,650
3.50% due 09/01/2043	2,771,293	2,807,751
4.00% due 03/01/2023	2,114,601	2,255,098
4.00% due 09/01/2040	461,033	482,489
4.00% due 10/01/2043	9,936,003	10,402,702

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 11/01/2018	$70,172	$74,807
4.50% due 02/01/2019	76,710	81,784
4.50% due 01/01/2039	102,167	109,469
4.50% due 12/01/2039	1,688,587	1,827,072
4.50% due 06/01/2041	1,462,821	1,569,906
5.00% due 10/01/2033	8,165	8,939
5.00% due 07/01/2040	1,356,141	1,481,660
5.50% due 11/01/2018	38,953	41,419
5.50% due 11/01/2032	43,804	48,701
5.50% due 07/01/2034	55,170	61,361
5.50% due 02/01/2035	173,115	191,588
5.50% due 07/01/2035	3,065	3,389
5.50% due 01/01/2036	628,724	695,232
5.50% due 05/01/2037	117,361	129,280
6.00% due 07/01/2035	101,603	112,783
6.00% due 03/01/2040	624,633	693,892
6.50% due 12/01/2032	159,949	179,336
6.50% due 02/01/2036	39,226	43,901
6.50% due 09/01/2036	867	1,004
6.50% due 05/01/2037	152,149	176,075
6.50% due 11/01/2037	224,449	250,991
7.00% due 11/01/2016	3,394	3,555
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)	939,033	912,543
Series 4000, Class PD 2.00% due 01/15/2042(2)	1,339,673	1,249,060
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.65% due 09/15/2039(2)(8)	2,091,514	326,174

		67,412,951

Federal National Mtg. Assoc. — 19.9%
2.50% due 02/01/2028	2,698,887	2,716,809
2.50% due 04/01/2028	2,912,146	2,931,357
3.00% due 10/01/2027	444,200	460,520
3.00% due 11/01/2027	2,927,094	3,034,626
3.00% due 01/01/2028	4,323,309	4,484,869
3.00% due 03/01/2042	2,428,552	2,362,302
3.00% due 12/01/2042	4,366,379	4,247,847
3.00% due 05/01/2043	5,360,998	5,214,752
3.50% due 09/01/2026	2,890,429	3,059,954
3.50% due 08/01/2027	701,474	742,429
3.50% due 10/01/2028	5,550,172	5,875,045
3.50% due 12/01/2041	798,724	811,074
3.50% due 03/01/2042	1,131,272	1,148,273
3.50% due 08/01/2042	2,695,203	2,736,996
3.50% due 09/01/2042	939,716	953,847
3.50% due 03/01/2043	2,799,236	2,841,338
3.50% due 08/01/2043	10,810,192	10,972,284
3.50% due March TBA	3,000,000	3,041,250
4.00% due 11/01/2025	246,528	264,670
4.00% due 08/01/2026	2,876,252	3,075,496
4.00% due 04/01/2039	3,270,911	3,431,797
4.00% due 06/01/2039	868,866	914,880
4.00% due 09/01/2040	265,727	278,839
4.00% due 10/01/2040	627,683	658,519
4.00% due 12/01/2040	3,486,399	3,659,162
4.00% due 03/01/2041	1,041,408	1,092,530
4.00% due 10/01/2041	3,008,602	3,156,400
4.00% due 11/01/2041	3,017,280	3,166,322
4.00% due 10/01/2043	8,100,601	8,496,094
4.00% due 11/01/2043	7,788,609	8,171,137
4.00% due March TBA	4,950,000	5,188,219
4.50% due 06/01/2018	11,548	12,346

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.50% due 10/01/2024	$1,414,462	$1,513,767
4.50% due 01/01/2025	835,398	906,120
4.50% due 03/01/2025	1,846,635	2,002,508
4.50% due 05/01/2025	1,409,993	1,528,822
4.50% due 06/01/2039	459,177	496,014
4.50% due 09/01/2039	2,490,899	2,675,724
4.50% due 01/01/2040	857,010	930,330
4.50% due 02/01/2040	1,735,685	1,883,525
4.50% due 05/01/2040	656,301	710,321
4.50% due 08/01/2040	2,093,649	2,259,567
4.50% due 09/01/2040	6,510,129	6,993,014
4.50% due 11/01/2040	861,044	925,637
4.50% due 12/01/2040	862,544	927,085
4.50% due 05/01/2041	2,140,399	2,298,657
4.50% due 03/01/2042	9,254,801	9,956,942
4.50% due March TBA	8,162,000	8,765,222
5.00% due 03/15/2016	248,000	271,400
5.00% due 09/01/2018	5,709	6,121
5.00% due 10/01/2018	4,959	5,317
5.00% due 03/01/2020	11,393	12,348
5.00% due 06/01/2022	286,449	311,069
5.00% due 10/01/2024	550,251	600,808
5.00% due 09/01/2033	1,696,381	1,869,212
5.00% due 02/01/2036	481,972	527,752
5.00% due 04/01/2040	898,638	990,602
5.00% due 05/01/2040	1,884,016	2,065,581
5.00% due 06/01/2040	8,827,865	9,693,970
5.00% due 07/01/2040	4,533,456	4,977,971
5.50% due 12/01/2029	480,134	532,103
5.50% due 12/01/2033	93,005	103,074
5.50% due 05/01/2034	77,041	85,436
5.50% due 08/01/2034	818,841	908,582
5.50% due 02/01/2037	915,323	1,012,982
5.50% due 07/01/2037	128,151	141,285
5.50% due 06/01/2038	614,254	679,773
5.50% due 09/01/2039	1,661,887	1,840,225
5.50% due March TBA	3,340,000	3,687,569
6.00% due 09/01/2016	10,794	11,172
6.00% due 12/01/2016	4,021	4,225
6.00% due 12/01/2033	104,946	118,019
6.00% due 08/01/2034	71,564	80,462
6.00% due 11/01/2035	235,367	263,172
6.00% due 06/01/2036	191,299	214,523
6.00% due 12/01/2036	394,657	439,899
6.00% due 10/01/2037	44,974	49,982
6.00% due 11/01/2037	214,088	237,928
6.00% due 05/01/2038	108,224	120,446
6.00% due 07/01/2038	1,833,912	2,040,613
6.00% due 09/01/2038	972,809	1,084,125
6.00% due 11/01/2038	612,448	681,408
6.50% due 02/01/2017	5,029	5,264
6.50% due 03/01/2017	8,687	9,180
6.50% due 04/01/2029	25,243	28,277
6.50% due 06/01/2029	29,702	33,272
6.50% due 07/01/2032	13,113	14,853
6.50% due 02/01/2037	144,098	161,127
6.50% due 09/01/2037	215,423	241,616
6.50% due 10/01/2037	117,741	132,255
6.50% due 10/01/2038	76,345	85,370
6.50% due 02/01/2039	60,184	67,296
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	894,646	889,324

		181,312,226

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 0.6%
4.50% due 05/15/2039	$1,157,749	$1,269,380
5.00% due 05/15/2034	474,414	526,563
5.00% due 01/15/2040	812,382	902,278
5.50% due 12/15/2039	1,194,575	1,324,383
6.00% due 10/15/2039	1,044,147	1,168,903
7.00% due 09/15/2028	4,604	4,748

		5,196,255

Tennessee Valley Authority — 0.2%
1.75% due 10/15/2018	565,000	569,210
3.50% due 12/15/2042	1,406,000	1,191,551

		1,760,761

Total U.S. Government Agencies
(cost $254,931,735)		255,682,193

U.S. GOVERNMENT TREASURIES — 25.3%
United States Treasury Bonds — 3.0%
2.75% due 11/15/2042	356,000	301,265
2.88% due 05/15/2043	1,954,000	1,693,874
3.13% due 11/15/2041	830,000	764,767
3.13% due 02/15/2042	8,027,000	7,383,588
3.13% due 02/15/2043	3,905,900	3,572,680
3.63% due 08/15/2043	3,000,000	3,019,686
3.75% due 08/15/2041	1,052,000	1,090,463
4.25% due 11/15/2040	3,000,000	3,384,843
4.38% due 02/15/2038	674,000	774,890
4.38% due 05/15/2041	1,901,000	2,187,338
4.50% due 05/15/2038	588,000	688,511
4.63% due 02/15/2040	284,000	339,469
5.25% due 11/15/2028	1,575,000	1,974,410
8.13% due 08/15/2019	158,000	211,769

		27,387,553

United States Treasury Notes — 22.3%
0.09% due 01/31/2016 FRS	4,324,000	4,322,322
0.13% due 04/15/2018 TIPS(9)	2,214,949	2,293,857
0.25% due 03/31/2014	2,750,000	2,750,214
0.25% due 04/30/2014	360,000	360,098
0.25% due 01/15/2015	5,000,000	5,005,080
0.25% due 03/31/2015	4,000,000	4,004,220
0.25% due 05/31/2015	11,500,000	11,512,581
0.25% due 10/31/2015	1,034,000	1,034,081
0.25% due 05/15/2016	4,000,000	3,986,564
0.38% due 04/15/2015	1,900,000	1,904,824
0.38% due 11/15/2015	76,000	76,151
0.50% due 07/31/2017	3,157,000	3,114,330
0.63% due 08/31/2017	2,947,000	2,914,999
0.63% due 04/30/2018	772,000	753,484
0.75% due 06/15/2014	7,290,000	7,303,953
0.75% due 10/31/2017	5,391,000	5,340,459
0.75% due 12/31/2017	351,000	346,613
0.88% due 12/31/2016	5,005,000	5,038,238
0.88% due 02/28/2017	7,000,000	7,034,454
0.88% due 01/31/2018	677,000	670,865
1.00% due 08/31/2016	3,656,000	3,700,844
1.00% due 10/31/2016	5,835,000	5,900,644
1.00% due 03/31/2017	6,030,000	6,076,166
1.00% due 05/31/2018	4,655,000	4,606,630
1.25% due 10/31/2015	2,407,000	2,446,961
1.38% due 06/30/2018	4,199,000	4,215,074
1.38% due 07/31/2018	6,808,000	6,825,551
1.38% due 12/31/2018	2,002,000	1,994,024
1.50% due 06/30/2016	158,000	161,851
1.50% due 08/31/2018	7,407,000	7,456,190

Security Description	Principal Amount/ Shares	Value (Note 2)

United States Treasury Notes (continued)
1.50% due 01/31/2019	$14,000,000	$14,005,474
1.63% due 08/15/2022	2,038,000	1,909,351
1.63% due 11/15/2022	5,905,000	5,500,874
1.75% due 05/31/2016	5,000,000	5,148,440
1.75% due 05/15/2023	10,816,000	10,080,004
2.00% due 01/31/2016	2,887,000	2,980,152
2.00% due 11/15/2021	1,001,000	980,668
2.00% due 02/15/2022	6,280,000	6,123,000
2.38% due 08/31/2014	10,110,000	10,222,949
2.38% due 10/31/2014	90,000	91,343
2.38% due 05/31/2018	5,631,000	5,894,514
2.50% due 04/30/2015	7,500,000	7,704,202
2.50% due 08/15/2023	3,100,000	3,075,538
2.75% due 12/31/2017	2,267,000	2,409,395
2.75% due 11/15/2023	4,000,000	4,041,248
3.00% due 02/28/2017	830,000	885,960
3.13% due 05/15/2019	262,000	282,203
3.13% due 05/15/2021	2,199,000	2,340,732
3.38% due 11/15/2019	1,099,000	1,197,567
3.50% due 05/15/2020	3,472,000	3,801,840
3.63% due 08/15/2019	78,000	85,977
4.25% due 08/15/2015	750,000	794,092

		202,706,845

Total U.S. Government Treasuries
(cost $230,078,423)		230,094,398

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds, Series A 4.80% due 06/01/2111	1,057,000	997,068
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	933,412
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	881,509

Total Municipal Bonds & Notes
(cost $2,917,607)		2,811,989

PREFERRED SECURITIES — 0.3%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%	36,000	892,800

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	23,375	465,163

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	84,456

Telecom Services — 0.1%
Qwest Corp. 6.13%	44,275	934,645

Telephone - Integrated — 0.1%
Verizon Communications, Inc. 5.90%	28,000	700,000

Total Preferred Securities
(cost $3,397,644)		3,077,064

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.1%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(3)	$917,000	$839,055

Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(3)	235,000	267,900
Wells Fargo Capital X 5.95% due 12/01/2086	393,000	395,084

		662,984

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIII FRS Series F 4.00% due 04/07/2014(3)	822,000	608,280
Barclays PLC VRS 8.25% due 12/15/2018(3)	1,283,000	1,367,999
Credit Agricole SA VRS 7.88% due 01/23/2024(3)*	402,000	431,647
Credit Suisse Group AG VRS 7.50% due 12/11/2023(3)*	2,082,000	2,287,702
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(3)	2,459,000	2,323,755
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(3)	250,000	280,550
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	103,000	76,477
Societe Generale SA VRS 7.88% due 12/18/2023(3)*	1,147,000	1,221,555

		8,597,965

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(3)	900,000	885,375

Electric - Integrated — 0.2%
Electricite de France VRS 5.63% due 01/22/2024(3)*	908,000	917,080
Enel SpA VRS 8.75% due 09/24/2073*	899,000	1,002,385

		1,919,465

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	30

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	777,000	732,323

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	392,040

Food - Dairy Products — 0.1%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	834,200

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	871,000	899,307

Security Description	Principal Amount/ Shares	Value (Note 2)

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	$1,052,000	$1,097,236

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,727,000	1,856,525

Total Preferred Securities/Capital Securities
(cost $17,705,073)		18,716,505

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	565	5

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(4)(5)(12)	40	11,120
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(4)(5)(12)	39	10,842

		21,962

Total Warrants
(cost $21,450)		21,967

Total Long-Term Investment Securities
(cost $844,995,253)		851,968,653

SHORT-TERM INVESTMENT SECURITIES — 7.6%
Time Deposits — 7.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/03/2014 (cost $69,343,000)	$69,343,000	69,343,000

TOTAL INVESTMENTS
(cost $914,338,253)(13)	101.3%	921,311,653
Liabilities in excess of other assets	(1.3)	(11,669,192)

NET ASSETS	100.0%	$909,642,461

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $96,977,212 representing 10.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $25,133 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Security in default
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	Security currently paying interest/dividends in the form of additional securities.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc Expires 12/18/2016 (Strike Price $0.01) Warrants	11/11/2010	40	$0	$11,120	$278.00	0.00%
ION Media Networks, Inc Expires 12/18/2016 (Strike Price $0.01) Warrants	11/11/2010	39	0	10,842	278.00	0.00

				$21,962		0.00%

(13)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2014 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$41,738,217	$—	$41,738,217
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	3,055	3,055
Recycling	—	—	4	4
Other Industries*	—	222,511,089	—	222,511,089
Foreign Corporate Bonds & Notes	—	70,659,653	—	70,659,653
Foreign Government Agencies	—	6,652,519	—	6,652,519
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	67,412,951	—	67,412,951
Federal National Mtg. Assoc.	—	181,312,226	—	181,312,226
Other U.S. Government Agencies*	—	6,957,016	—	6,957,016
U.S. Government Treasuries:
United States Treasury Bonds	—	27,387,553	—	27,387,553
United States Treasury Notes	—	202,706,845	—	202,706,845
Municipal Bonds & Notes	—	2,811,989	—	2,811,989
Preferred Securities	3,077,064	—	—	3,077,064
Preferred Securities/Capital Securities	—	18,716,505	—	18,716,505
Warrants:
Oil-Field Services	—	5	—	5
Television	—	—	21,962	21,962
Short-Term Investment Securities:
Time Deposits	—	69,343,000	—	69,343,000

Total	$3,077,064	$918,209,568	$25,021	$921,311,653

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Cellular Telecom	6.7%
Medical-Hospitals	5.3
Oil Companies-Exploration & Production	5.2
Diversified Banking Institutions	4.9
Cable/Satellite TV	4.8
Repurchase Agreements	4.6
Telephone-Integrated	3.1
Data Processing/Management	3.1
Building-Residential/Commercial	2.6
Satellite Telecom	2.1
Telecom Services	2.1
Chemicals-Diversified	1.8
Television	1.6
Pipelines	1.5
Medical-Drugs	1.5
Publishing-Newspapers	1.4
Aerospace/Defense-Equipment	1.4
Theaters	1.4
Electric-Integrated	1.4
Food-Misc./Diversified	1.3
Finance-Consumer Loans	1.2
Investment Management/Advisor Services	1.2
Building & Construction Products-Misc.	1.2
Telecommunication Equipment	1.2
Entertainment Software	1.2
Auto-Cars/Light Trucks	1.2
Banks-Commercial	1.1
Finance-Other Services	1.1
Insurance-Multi-line	1.1
Commercial Services	1.1
Electronic Components-Semiconductors	1.1
Steel-Producers	1.1
Retail-Propane Distribution	1.0
Office Automation & Equipment	1.0
Funeral Services & Related Items	1.0
Metal Processors & Fabrication	0.9
Banks-Mortgage	0.8
Shipbuilding	0.8
Insurance-Property/Casualty	0.7
Real Estate Investment Trusts	0.7
Medical Products	0.6
Real Estate Management/Services	0.6
Multimedia	0.6
Computer Services	0.6
Retail-Leisure Products	0.6
Web Hosting/Design	0.6
Electric-Generation	0.5
Chemicals-Plastics	0.5
Advertising Sales	0.5
Machinery-Farming	0.5
Medical-Biomedical/Gene	0.5
Retail-Arts & Crafts	0.5
Radio	0.5
Retail-Discount	0.5
Containers-Paper/Plastic	0.5
Internet Connectivity Services	0.5
Medical Information Systems	0.5
Machinery-General Industrial	0.5
Gambling (Non-Hotel)	0.4
Racetracks	0.4
Retail-Home Furnishings	0.4
Printing-Commercial	0.4
Building Products-Wood	0.4
Diversified Manufacturing Operations	0.4
Independent Power Producers	0.4
Broadcast Services/Program	0.4
Chemicals-Specialty	0.4
Applications Software	0.4
Engineering/R&D Services	0.4

Diagnostic Kits	0.4%
Diversified Financial Services	0.3
Retail-Regional Department Stores	0.3
Beverages-Wine/Spirits	0.3
Coal	0.3
Retail-Perfume & Cosmetics	0.3
Oil & Gas Drilling	0.3
Dialysis Centers	0.3
Enterprise Software/Service	0.3
Building Products-Cement	0.2
Retail-Restaurants	0.2
Diversified Operations/Commercial Services	0.2
Medical-HMO	0.2
Paper & Related Products	0.2
Commercial Services-Finance	0.2
Non-Hazardous Waste Disposal	0.2
Finance-Leasing Companies	0.2
Rental Auto/Equipment	0.2
Banks-Money Center	0.2
Apparel Manufacturers	0.2
Retail-Apparel/Shoe	0.2
Travel Services	0.2
Agricultural Operations	0.1
Distribution/Wholesale	0.1
Casino Services	0.1

98.2%

Credit Quality†#

Baa	1.5%
Ba	33.8
B	39.5
Caa	19.0
Not Rated @	6.2

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody's
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.1%
Building-Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$365,062

Electronic Components-Semiconductors — 0.2%
ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026	551,000	671,187

Medical-Biomedical/Gene — 0.5%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	365,000	447,809
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	509,000	638,159
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	715,000	1,017,088

		2,103,056

Medical-Drugs — 0.0%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018(1)(2)	1,620,000	16,200

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,260,000	1,215,900

Total Convertible Bonds & Notes
(cost $4,782,496)		4,371,405

U.S. CORPORATE BONDS & NOTES — 71.2%
Advertising Sales — 0.5%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,576,050
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	530,000

		2,106,050

Aerospace/Defense-Equipment — 1.4%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,222,031
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,525,525
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	885,000	896,062
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	1,995,000	2,137,144

		5,780,762

Agricultural Operations — 0.1%
American Rock Salt Co., LLC/ American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	448,240

Security Description	Principal Amount(16)	Value (Note 2)

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	$615,000	$674,963

Applications Software — 0.4%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,484,175

Auto-Cars/Light Trucks — 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019*	1,705,000	1,875,500
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021*	2,505,000	2,836,912

		4,712,412

Banks-Commercial — 1.1%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,104,675
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,809,000
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,681,102

		4,594,777

Banks-Mortgage — 0.8%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	3,345,000	3,278,100

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	421,400
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	868,125

		1,289,525

Broadcast Services/Program — 0.4%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	1,430,000	1,540,825

Building & Construction Products-Misc. — 1.2%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	610,000	640,500
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,671,200
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*	1,475,000	1,497,125

		4,808,825

Building Products-Wood — 0.4%
Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	377,400

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood (continued)
Masco Corp. Senior Notes 7.13% due 03/15/2020	$925,000	$1,070,688
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	162,968

		1,611,056

Building-Residential/Commercial — 2.5%
K Hovnanian Enterprises, Inc. Company Guar. Notes 7.00% due 01/15/2019*	195,000	200,850
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,289,375
KB Home Company Guar. Notes 7.00% due 12/15/2021	1,480,000	1,587,300
KB Home Company Guar. Notes 7.50% due 09/15/2022	1,205,000	1,305,919
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,647,277
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(3)	2,721,000	2,598,555
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	276,806
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	383,175

		10,289,257

Cable/Satellite TV — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	545,000	543,638
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,309,162
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,691,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	344,925
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	2,054,475
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,885,120
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,184,250
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,453,180

		13,466,250

Security Description	Principal Amount(16)	Value (Note 2)

Cellular Telecom — 6.4%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	$2,565,000	$2,750,962
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,022,400
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	1,365,000	505,050
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	735,000	323,400
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	4,460,000	4,883,700
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	4,165,000	4,612,737
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	825,000	952,875
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,394,875
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	3,270,000	3,580,650
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	460,000	485,875
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	250,000	264,063
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,360,000	1,451,800
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	370,000	392,200
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	560,000	606,200
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	1,555,000	1,679,400
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	220,000	238,150

		26,144,337

Chemicals-Diversified — 0.4%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	821,500
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020(18)	750,000	802,500

		1,624,000

Chemicals-Plastics — 0.5%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	501,369

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics (continued)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	$915,000	$953,887
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	698,700

		2,153,956

Chemicals-Specialty — 0.4%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	1,405,000	1,492,813

Commercial Services — 1.1%
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,405,731
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	2,880,000	2,988,000

		4,393,731

Commercial Services-Finance — 0.2%
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	906,313

Computer Services — 0.6%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	673,312
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,236,465
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	578,813

		2,488,590

Containers-Paper/Plastic — 0.5%
BOE Intermediate Holding Corp. Senior Notes 9.00% due 11/01/2017*(4)(15)	1,856,420	1,995,652

Data Processing/Management — 3.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	703,118
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,375,881
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	6,262,000	6,794,270
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	553,000	604,844
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(4)	975,000	970,125

		12,448,238

Diagnostic Kits — 0.4%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	1,375,000	1,443,750

Security Description	Principal Amount(16)	Value (Note 2)

Dialysis Centers — 0.3%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	$420,000	$452,550
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	369,150
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	290,000	326,250

		1,147,950

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	344,213

Diversified Banking Institutions — 0.7%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,758,937
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	990,000	1,225,125

		2,984,062

Diversified Financial Services — 0.3%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,499,000	1,311,625

Diversified Manufacturing Operations — 0.4%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,605,450

E-Commerce/Services — 0.0%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	150,000	145,125

Electric-Generation — 0.5%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,682,700
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	528,750

		2,211,450

Electric-Integrated — 0.4%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,223,469
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	445,431

		1,668,900

Electronic Components-Semiconductors — 0.6%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,115,000	1,183,294
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	825,000	905,437

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	$228,000	$265,050

		2,353,781

Enterprise Software/Service — 0.3%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	968,000	1,093,840

Entertainment Software — 1.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	4,405,000	4,735,375

Finance-Consumer Loans — 1.2%
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,117,800
SLM Corp. Senior Notes 8.00% due 03/25/2020	896,000	1,034,880
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	2,580,000	2,818,650

		4,971,330

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	845,000	889,363

Finance-Other Services — 1.1%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,895,000	2,916,712
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	454,800
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	1,120,000	1,134,000

		4,505,512

Food-Misc./Diversified — 1.2%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,905,000	3,064,775
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	1,685,000	1,640,769

		4,705,544

Funeral Services & Related Items — 1.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,229,900
Service Corp. International Senior Notes 5.38% due 01/15/2022*	335,000	340,862
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,424,975

		3,995,737

Security Description	Principal Amount(16)	Value (Note 2)

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	$1,125,000	$1,226,250

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,087,000	1,198,418

Internet Connectivity Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	308,700
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	232,000

		540,700

Investment Management/Advisor Services — 1.2%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	3,170,000	3,320,575
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,516,000	1,618,330

		4,938,905

Machinery-Farming — 0.5%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,868,144
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	236,612

		2,104,756

Medical Information Systems — 0.5%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,891,750

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	652,644
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	2,009,881

		2,662,525

Medical-Drugs — 1.5%
Pinnacle Merger Sub, Inc. Senior Notes 9.50% due 10/01/2023*	1,665,000	1,798,200
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	3,395,000	3,632,650
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/2018*	745,000	821,362

		6,252,212

Medical-HMO — 0.2%
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	890,000	927,825

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 5.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	$996,000	$1,054,515
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	2,580,000	2,744,475
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	2,195,925
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,725,000
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,348,875
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,439,156
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	739,200
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,535,900
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,720,000	3,822,300
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,855,000	2,077,600

		21,682,946

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	870,000	896,100

Office Automation & Equipment — 1.0%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(3)	689,000	745,842
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,263,700

		4,009,542

Oil Companies-Exploration & Production — 4.0%
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	440,000	449,900
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,483,825
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	514,000	552,550
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	1,385,000	1,488,875
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	679,788
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021*	1,615,000	1,711,900

Security Description	Principal Amount(16)	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018	$2,375,000	$2,315,625
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	2,168,000	2,509,460
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	118,663
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,082,062
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,635,000	1,684,050
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2022	1,185,000	1,217,587
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	885,000	938,100

		16,232,385

Pipelines — 1.5%
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	1,075,000	1,178,252
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	665,000	751,909
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	285,000	303,953
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,542,375
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,524,725

		6,301,214

Printing-Commercial — 0.4%
Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,632,800

Publishing-Newspapers — 0.9%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	3,685,000	3,869,250

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	275,000	285,312
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,145,000	1,185,075
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	265,000	273,613

		1,744,000

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.5%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	$555,000	$542,513
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,466,400
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	60,000	62,100

		2,071,013

Real Estate Investment Trusts — 0.7%
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,695,254

Real Estate Management/Services — 0.6%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,645,000
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	976,575

		2,621,575

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	2,565,000	97

Rental Auto/Equipment — 0.2%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	530,000
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	343,688

		873,688

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	665,648

Retail-Arts & Crafts — 0.5%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,080,650

Retail-Discount — 0.5%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	2,006,400

Retail-Home Furnishings — 0.4%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,664,775

Retail-Leisure Products — 0.6%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	455,000	507,325
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(4)	1,825,000	1,884,313

		2,391,638

Security Description	Principal Amount(16)	Value (Note 2)

Retail-Perfume & Cosmetics — 0.3%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	$585,000	$618,637
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	538,873

		1,157,510

Retail-Propane Distribution — 1.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,308,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	584,487
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,711,000	1,787,995
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022*	325,000	339,625

		4,020,107

Retail-Restaurants — 0.2%
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*	915,000	940,163

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)	50,000	0

Satellite Telecom — 0.4%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021	1,570,000	1,554,300

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,872,725
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,180,000	1,312,750

		3,185,475

Steel-Producers — 1.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020	2,105,000	2,083,950
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	1,346,400
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	826,000	900,340

		4,330,690

Telecom Services — 0.1%
TW Telecom Holdings Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	234,600

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 1.2%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	$2,555,000	$2,484,737
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	472,850
Alcatel-Lucent USA, Inc. Company Guar. Notes 6.75% due 11/15/2020*	1,710,000	1,821,150

		4,778,737

Telephone-Integrated — 2.7%
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	340,000	359,550
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,189,810
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	424,600
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,947,000	3,311,691
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,555,000	1,531,675
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,649,875
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	453,688

		10,920,889

Television — 1.4%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	3,345,000	3,646,050
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,986,000	2,204,460

		5,850,510

Theaters — 1.4%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	3,175,000	3,663,156
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	435,000	421,950
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	216,075
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	877,149
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	234,300
Regal Entertainment Group Senior Notes 9.13% due 08/15/2018	259,000	280,230

		5,692,860

Security Description	Principal Amount(16)	Value (Note 2)

Web Hosting/Design — 0.6%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	$90,000	$91,463
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	558,250
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	1,510,000	1,679,875

		2,329,588

Total U.S. Corporate Bonds & Notes
(cost $275,867,864)		290,023,599

FOREIGN CONVERTIBLE BONDS & NOTES — 0.2%
Building Products-Cement — 0.2%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $907,614)	675,000	989,719

FOREIGN CORPORATE BONDS & NOTES — 10.7%
Cable/Satellite TV — 1.5%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	3,490,000	3,784,425
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	2,157,975

		5,942,400

Cellular Telecom — 0.3%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	1,810,000	1,257,950

Chemicals-Diversified — 1.4%
INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	1,135,000	1,248,500
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*	4,270,000	4,419,450

		5,667,950

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	145,204

Diversified Banking Institutions — 0.5%
UBS AG Sub. Notes 7.25% due 02/22/2022	1,150,000	1,272,187
UBS AG Sub. Notes 7.63% due 08/17/2022	700,000	830,660

		2,102,847

Electric-Integrated — 0.3%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	1,020,000	1,060,800

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Engineering/R&D Services — 0.4%
Abengoa Finance SAU Company Guar. Notes 7.75% due 02/01/2020*		$1,355,000	$1,470,175

Gambling (Non-Hotel) — 0.1%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	549,789

Internet Connectivity Services — 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,453,900

Multimedia — 0.3%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,306,125

Oil & Gas Drilling — 0.3%
Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*(3)		1,110,000	1,157,175

Oil Companies-Exploration & Production — 0.9%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,079,000
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	494,400
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		1,220,000	1,247,450

			3,820,850

Paper & Related Products — 0.2%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		746,000	820,600

Satellite Telecom — 1.3%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022		590,000	622,450
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,087,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	909,563
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*		235,000	250,275
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		2,405,000	2,588,381

			5,458,169

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(5)(6)(9)		925,000	0

Telecom Services — 2.0%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		985,000	1,026,862

Security Description	Principal Amount(16)	Value (Note 2)

Telecom Services (continued)
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	$750,000	$817,500
Altice Finco SA Senior Sec. Notes 8.13% due 01/15/2024*	300,000	321,000
Altice Finco SA Senior Sec. Notes 9.88% due 12/15/2020*	535,000	603,213
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	600,863
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,285,156
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	242,550
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	2,080,000	2,189,200
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,058,750

		8,145,094

Telephone-Integrated — 0.4%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	1,710,000	1,720,687

Television — 0.2%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	855,563

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	572,450

Total Foreign Corporate Bonds & Notes
(cost $42,912,559)		43,507,728

LOANS — 4.5%(6)(10)(11)
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†((5)	600,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loan 12.25% due 08/15/2013†(5)	2,037,810	0

Coal — 0.3%
Arch Coal, Inc. BTL 2nd Lien 6.25% due 05/01/2018	1,191,861	1,178,028

Diversified Operations/Commercial Services — 0.2%
Pacific Industrial Services BTL 5.00% due 10/02/2018	917,700	932,995

Electric-Integrated — 0.7%
Texas Competitive Electric Holdings Co. LLC BTL 4.74% due 10/10/2017	3,873,748	2,709,687

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

LOANS (continued)
Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Inc. BTL 5.00% due 01/15/2021	$1,316,700	$1,334,394

Independent Power Producers — 0.1%
Calpine Corp. BTL 4.00% due 10/31/2020	360,000	362,625

Insurance-Property/Casualty — 0.7%
Asurion LLC BTL 3.50% due 07/08/2020	1,412,900	1,404,246
Asurion LLC BTL 5.00% due 05/24/2019(12)	770,000	770,722
Asurion LLC BTL 8.50% due 03/03/2021(12)	740,000	765,900

		2,940,868

Machinery-General Industrial — 0.5%
Gardner Denver, Inc. BTL 4.25% due 07/30/2020	1,875,300	1,871,144

Metal Processors & Fabrication — 0.9%
Crosby US Acquisition Corp. BTL 4.00% due 11/23/2020	1,520,000	1,520,000
Rexnord LLC BTL 4.00% due 08/21/2020	2,294,250	2,303,810

		3,823,810

Publishing-Newspapers — 0.5%
Tribune Co. BTL 4.00% due 12/27/2020	2,000,000	2,002,500

Retail-Regional Department Stores — 0.3%
Neiman Marcus Group, Inc. BTL 5.00% due 10/25/2020	1,366,575	1,384,037

Total Loans
(cost $19,892,517)		18,540,088

COMMON STOCKS — 0.1%
Food-Misc./Diversified — 0.1%
Wornick Co.†(5)(6)	3,444	361,172

Multimedia — 0.0%
Haights Cross Communication, Inc.†(5)(6)	10,439	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(6)	80	88,439

Total Common Stocks
(cost $532,479)		449,611

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(6)(13) (cost $232,701)	23,439	246,111

PREFERRED SECURITIES — 1.3%
Diversified Banking Institutions — 0.9%
GMAC Capital Trust I FRS Series 2 8.13%	134,000	3,638,100

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

Diversified Financial Services — 0.0%
Citigroup Capital XIII FRS 7.88%	$3,925	$107,938

Satellite Telecom — 0.4%
Intelsat SA Series A 5.75%	27,380	1,464,830

Total Preferred Securities
(cost $5,025,919)		5,210,868

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.4%
Banks-Money Center — 0.2%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(14)	875,000	861,875

Diversified Banking Institutions — 2.8%
Barclays PLC VRS 8.25% due 12/15/2018(14)	2,595,000	2,766,919
Credit Agricole SA VRS 7.88% due 01/23/2024*(14)	775,000	832,156
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(14)	1,395,000	1,532,826
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(14)	1,690,000	1,816,750
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(14)	500,000	501,250
Societe Generale SA VRS 8.25% due 11/29/2018(14)	875,000	961,485
Societe Generale SA VRS 7.88% due 12/18/2023*(14)	2,835,000	3,019,275

		11,430,661

Insurance-Multi-line — 1.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038	3,170,000	3,700,975
ING US, Inc. FRS 5.65% due 05/15/2053	765,000	749,700

		4,450,675

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(14)	1,260,000	1,266,300

Total Preferred Securities/Capital Securities
(cost $16,859,592)		18,009,511

WARRANTS — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(6)(13)	310	86,180
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)†(5)(6)(13)	306	85,068

Total Warrants
(cost $0)		171,248

Total Long-Term Investment Securities
(cost $367,013,741)		381,519,888

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

REPURCHASE AGREEMENT — 4.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $18,697,000 and collateralized by $20,770,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $19,072,593 (cost $18,697,000)	$18,697,000	$18,697,000

TOTAL INVESTMENTS
(cost $385,710,741)(17)	98.2%	400,216,888
Other assets less liabilities	1.8	7,132,575

NET ASSETS —	100.0%	$407,349,463

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $141,516,457 representing 34.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Security in default
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $19,407,155 representing 4.8% of net assets.
(7)	Security in default of interest and principal at maturity.
(8)	Company has filed for Chapter 7 bankruptcy.
(9)	Company has filed for bankruptcy protection in country of issuance.
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	As of February 28, 2014, the loan has not settled and as a result, the interest rate is estimated based on available information.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/2008	23,439	$232,701	$246,111	$10.50	0.06%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01) Warrants	11/11/2010	310	0	86,180	278.00	0.02
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01) Warrants	03/01/2011	306	0	85,068	278.00	0.02

				$417,359		0.10%

(14)	Perpetual maturity - maturity date reflects the next call date.
(15)	Security currently paying in interest/dividends in the form of additional securities.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 5 for cost of investments on a tax basis.
(18)	Subsequent to February 28, 2014, the company has filed for Chapter 11 bankruptcy protection.

BTL—Bank Term Loan

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2014 and unless noted otherwise, the dates shown are original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Toronto Dominion Bank	CAD	575,000	USD	522,333	03/24/2014	$3,309	$—

CAD—Canadian Dollar

USD—United States Dollar

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at February 28, 2014(2)	Notional Amount(3)	Value at February 28, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2018	Goldman Sachs Corp.	0.3117%	$18,610,000	$1,503,727	$1,390,732	$112,995

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$4,371,405	$—	$4,371,405
U.S. Corporate Bonds & Notes:
Cellular Telecom	—	26,144,337	—	26,144,337
Medical - Hospitals	—	21,682,946	—	21,682,946
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	242,196,219	—	242,196,219
Foreign Convertible Bonds & Notes	—	989,719	—	989,719
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries*	—	43,507,728	—	43,507,728
Loans:
Beverages - Non-alcoholic	—	—	0	0
Building - Residential/Commercial	—	—	0	0
Other Industries*	—	18,540,088	—	18,540,088
Common Stocks	—	—	449,611	449,611
Membership Interest Certificates	—	246,111	—	246,111
Preferred Securities	5,210,868	—	—	5,210,868
Preferred Securities/Capital Securities	—	18,009,511	—	18,009,511
Warrants	—	—	171,248	171,248
Repurchase Agreement	—	18,697,000	—	18,697,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	3,309	—	3,309
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection - Appreciation	—	95,776	—	95,776

Total	$5,210,868	$394,484,149	$620,956	$400,315,973

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	4.3%
Auto/Truck Parts & Equipment — Original	3.0
Investment Management/Advisor Services	2.6
Machinery — General Industrial	2.3
Diversified Operations/Commercial Services	2.3
Real Estate Investment Trusts	2.1
Oil Companies — Exploration & Production	1.9
Distribution/Wholesale	1.9
Building — Residential/Commercial	1.8
Building & Construction — Misc.	1.7
Medical — Drugs	1.6
Wire & Cable Products	1.6
E-Commerce/Services	1.6
Electronic Components — Semiconductors	1.5
Chemicals — Diversified	1.5
Chemicals — Specialty	1.5
Building & Construction Products — Misc.	1.5
Forestry	1.5
Food — Wholesale/Distribution	1.4
Computers	1.4
Computers — Integrated Systems	1.3
Commercial Services	1.3
Telephone — Integrated	1.3
E-Commerce/Products	1.3
Insurance — Property/Casualty	1.3
Food — Misc./Diversified	1.3
Retail — Major Department Stores	1.2
Transport — Services	1.1
Diversified Operations	1.1
Repurchase Agreement	1.1
Beverages — Non-alcoholic	1.1
Retail — Misc./Diversified	1.1
Fisheries	1.0
Home Furnishings	1.0
Diversified Manufacturing Operations	1.0
Chemicals — Plastics	1.0
Electronic Measurement Instruments	1.0
Semiconductor Equipment	0.9
Cosmetics & Toiletries	0.9
Retail — Apparel/Shoe	0.9
Retail — Discount	0.8
Real Estate Operations & Development	0.8
Batteries/Battery Systems	0.8
Apparel Manufacturers	0.8
Computer Services	0.8
Containers — Paper/Plastic	0.8
Paper & Related Products	0.8
Insurance Brokers	0.8
Telecom Services	0.7
Transactional Software	0.7
Retail — Consumer Electronics	0.7
Real Estate Management/Services	0.7
Human Resources	0.7
Applications Software	0.7
Internet Content — Information/News	0.7
Oil — Field Services	0.6
Medical Products	0.6
Wireless Equipment	0.6
Retail — Restaurants	0.6
Machine Tools & Related Products	0.6
Web Portals/ISP	0.6
Travel Services	0.6
Computers — Periphery Equipment	0.6
Machinery — Material Handling	0.6
Brewery	0.6
Leisure Products	0.6
Hotels/Motels	0.5
Miscellaneous Manufacturing	0.5
Engineering/R&D Services	0.5
Banks — Mortgage	0.5

Retail — Convenience Store	0.5%
Finance — Other Services	0.5
Schools	0.4
Finance — Investment Banker/Broker	0.4
Electronic Components — Misc.	0.4
Telecommunication Equipment	0.4
Funeral Services & Related Items	0.4
Diversified Financial Services	0.4
Food — Catering	0.4
Consulting Services	0.4
Respiratory Products	0.4
Industrial Audio & Video Products	0.4
Aerospace/Defense	0.4
Aerospace/Defense — Equipment	0.4
Veterinary Products	0.4
Electric Products — Misc.	0.4
Rental Auto/Equipment	0.4
Satellite Telecom	0.4
Rubber/Plastic Products	0.3
Cellular Telecom	0.3
Broadcast Services/Program	0.3
Medical Labs & Testing Services	0.3
Soap & Cleaning Preparation	0.3
Auto — Cars/Light Trucks	0.3
Transport — Truck	0.3
Gambling (Non-Hotel)	0.2
Retail — Drug Store	0.2
Oil Refining & Marketing	0.2
Electric — Generation	0.2
Airlines	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Insurance — Life/Health	0.2
Food — Retail	0.2
Food — Meat Products	0.2
Semiconductor Components — Integrated Circuits	0.2
Finance — Credit Card	0.2
Metal — Iron	0.2
Advertising Services	0.2
Tobacco	0.2
Footwear & Related Apparel	0.2
Diversified Minerals	0.2
Electric — Integrated	0.2
Photo Equipment & Supplies	0.2
Medical Instruments	0.2
Retail — Automobile	0.2
Dental Supplies & Equipment	0.2
Metal Processors & Fabrication	0.2
Electronic Parts Distribution	0.2
Enterprise Software/Service	0.2
Instruments — Controls	0.2
Coatings/Paint	0.1
Office Automation & Equipment	0.1
Building — Heavy Construction	0.1
Exchange — Traded Funds	0.1
Hazardous Waste Disposal	0.1
Retail — Building Products	0.1
Food — Flour & Grain	0.1
Electronic Connectors	0.1
Commercial Paper	0.1
Television	0.1
Insurance — Multi-line	0.1
Food — Confectionery	0.1
Beverages — Wine/Spirits	0.1
Oil Field Machinery & Equipment	0.1
Computer Aided Design	0.1
Textile — Products	0.1
Retail — Home Furnishings	0.1
Machinery — Thermal Process	0.1
Machinery — Pumps	0.1
Finance — Consumer Loans	0.1

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Consumer Products — Misc.	0.1%
Steel — Producers	0.1
Transport — Marine	0.1
Building Products — Cement	0.1
Office Supplies & Forms	0.1
Industrial Gases	0.1
Bicycle Manufacturing	0.1
Machinery — Construction & Mining	0.1

98.4%

Country Allocation*

United Kingdom	26.5%
Japan	13.4
Germany	10.6
Canada	5.3
Denmark	3.8
Italy	3.6
France	3.3
Switzerland	3.2
Ireland	3.1
United States	2.7
South Korea	2.5
Bermuda	2.0
Brazil	2.0
Australia	1.7
Sweden	1.7
Taiwan	1.5
Netherlands	1.3
Belgium	1.2
Norway	1.0
Finland	1.0
Spain	0.9
Mexico	0.9
Cayman Islands	0.7
Malaysia	0.7
Curacao	0.5
Thailand	0.4
Turkey	0.4
Singapore	0.3
Indonesia	0.3
China	0.3
New Zealand	0.3
Austria	0.3
Luxembourg	0.2
Israel	0.2
Hong Kong	0.2
Faroe Islands	0.1
Panama	0.1
South Africa	0.1
Philippines	0.1

98.4%

*	Calculated as a percentage of net assets

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Australia — 1.7%
Ansell, Ltd.	76,574	$1,240,203
Austbrokers Holdings, Ltd.	46,627	453,523
Cabcharge Australia, Ltd.	136,989	529,308
Computershare, Ltd.	121,203	1,283,805
Flight Centre Travel Group, Ltd.	75,273	3,482,756
Gunns, Ltd.†(1)(2)	2,150,658	0
Iluka Resources, Ltd.	121,773	1,020,356
Insurance Australia Group, Ltd.	109,137	528,819
Super Retail Group, Ltd.	52,770	519,866
WorleyParsons, Ltd.	47,790	716,869

		9,775,505

Austria — 0.3%
Mayr-Melnhof Karton AG	7,264	930,559
Schoeller-Bleckmann Oilfield Equipment AG	5,079	586,783

		1,517,342

Belgium — 1.2%
Arseus NV	64,736	3,063,094
Bekaert NV	92,064	3,581,636
D’Ieteren SA	14,530	655,823

		7,300,553

Bermuda — 2.0%
Catlin Group, Ltd.	195,317	1,736,733
Credicorp, Ltd.	10,551	1,370,575
Dairy Farm International Holdings, Ltd.	93,600	860,184
Esprit Holdings, Ltd.	196,250	368,196
First Pacific Co., Ltd.	652,250	645,480
Hiscox, Ltd.	253,696	2,769,871
Li & Fung, Ltd.	240,000	313,586
Midland Holdings, Ltd.	2,432,000	1,165,773
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	532,000	887,061
VTech Holdings, Ltd.	160,900	1,814,143

		11,931,602

Brazil — 1.9%
Abril Educacao SA	28,570	352,137
Alupar Investimento SA†	63,600	478,475
Anhanguera Educacional Participacoes SA	141,100	790,124
Brasil Brokers Participacoes SA	170,100	364,176
Brasil Insurance Participacoes e Administracao SA	70,700	478,218
Brasil Pharma SA†	130,400	291,971
CETIP SA — Mercados Organizados	62,211	663,301
Cia Hering	52,700	559,646
EDP — Energias do Brasil SA	139,000	529,383
Estacio Participacoes SA	95,950	904,359
Fibria Celulose SA†	47,500	502,399
Kroton Educacional SA	44,156	822,952
Linx SA	23,300	417,557
LPS Brasil Consultoria de Imoveis SA	75,300	386,656
M. Dias Branco SA	20,500	716,046
Mills Estruturas e Servicos de Engenharia SA	50,500	553,513
Multiplan Empreendimentos Imobiliarios SA	23,504	462,111
Odontoprev SA	225,400	823,831
Qualicorp SA†	70,500	638,627
Totvs SA	37,000	510,639

		11,246,121

Canada — 5.3%
Alimentation Couche-Tard, Inc., Class B	15,040	1,185,217
CAE, Inc.	108,500	1,458,033
Canadian Oil Sands, Ltd.	38,980	743,130
Canadian Western Bank	20,030	660,974

Security Description	Shares	Value (Note 2)

Canada (continued)
Descartes Systems Group, Inc.†	204,500	$2,917,999
Dollarama, Inc.	30,240	2,358,190
Entertainment One, Ltd.†	387,573	2,239,087
Finning International, Inc.	21,460	584,515
International Forest Products, Ltd.†	206,500	3,343,760
MEG Energy Corp.†	24,769	763,224
Methanex Corp.	61,000	4,274,903
Parex Resources, Inc.†	329,300	2,587,293
Peyto Exploration & Development Corp.	111,500	3,635,103
Western Forest Products, Inc.	1,907,700	4,358,784

		31,110,212

Cayman Islands — 0.7%
51job, Inc. ADR†	9,540	718,362
Ajisen China Holdings, Ltd.	743,000	817,625
Shenguan Holdings Group, Ltd.	2,740,000	1,143,939
Stella International Holdings, Ltd.	426,000	1,045,163
Want Want China Holdings, Ltd.	399,000	606,684

		4,331,773

China — 0.3%
Guangzhou Automobile Group Co., Ltd.	1,434,000	1,335,964
Wumart Stores, Inc.	302,000	357,627

		1,693,591

Denmark — 3.8%
Carlsberg A/S, Class B	8,379	884,162
Christian Hansen Holding A/S	24,439	1,013,903
DSV A/S	64,472	2,065,394
GN Store Nord A/S	152,513	3,771,569
Jyske Bank A/S†	133,408	8,019,532
Royal UNIBREW A/S	16,791	2,531,150
Sydbank A/S†	72,651	1,959,219
TDC A/S	154,002	1,529,623
William Demant Holding A/S†	1,238	111,446

		21,885,998

Faroe Islands — 0.1%
Bakkafrost P/F	46,600	694,885

Finland — 1.0%
Cramo Oyj	68,084	1,456,634
Huhtamaki Oyj	125,930	3,632,863
Outotec Oyj	25,763	253,903
Tikkurila Oyj	8,309	219,630

		5,563,030

France — 3.3%
Cap Gemini SA	8,974	702,704
Christian Dior SA	15,025	2,971,900
Dassault Systemes SA	4,972	571,538
Edenred	17,304	556,514
Eutelsat Communications SA	31,075	1,013,772
Faiveley Transport SA	2,012	166,491
Havas SA	125,184	1,057,830
Ingenico SA	43,327	4,186,897
Legrand SA	15,865	983,898
Neopost SA	9,557	878,688
SEB SA	2,237	181,065
Societe BIC SA	2,819	361,402
Sodexo	21,175	2,259,314
Technip SA	12,105	1,189,481
Virbac SA	8,690	2,168,062

		19,249,556

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany — 9.6%
Aareal Bank AG†	70,946	$3,123,865
Aixtron SE†	91,263	1,533,689
Amadeus Fire AG	10,583	944,973
Beiersdorf AG	15,198	1,552,987
Brenntag AG	9,602	1,785,929
CTS Eventim AG	54,303	3,288,626
Delticom AG	2,415	111,953
Deutsche Wohnen AG	31,199	661,032
Deutsche Wohnen AG (BR)†	34,617	712,189
Deutz AG†	221,137	2,411,666
ElringKlinger AG	15,400	586,045
Freenet AG	157,322	5,319,129
GEA Group AG	116,862	5,668,246
Gerry Weber International AG	21,644	1,093,433
Infineon Technologies AG	82,689	938,195
Krones AG	31,796	2,750,902
KUKA AG	61,080	3,048,183
LEG Immobilien AG	10,290	668,975
MTU Aero Engines AG	8,980	755,357
NORMA Group	41,283	2,367,641
Pfeiffer Vacuum Technology AG	3,979	469,584
QSC AG	347,646	1,900,709
Symrise AG	50,388	2,475,305
TAG Immobilien AG	14,150	178,613
Wincor Nixdorf AG	76,293	6,115,192
Wirecard AG	113,237	5,312,673

		55,775,091

Hong Kong — 0.2%
Sinotruk Hong Kong, Ltd.	449,000	236,055
Wing Hang Bank, Ltd.	77,500	1,058,559

		1,294,614

Indonesia — 0.3%
PT Mitra Adiperkasa Tbk	742,500	441,317
PT Semen Indonesia Persero Tbk	293,500	379,232
PT XL Axiata Tbk	2,394,500	959,120

		1,779,669

Ireland — 3.1%
DCC PLC	26,788	1,418,855
Greencore Group PLC	592,711	2,650,041
Jazz Pharmaceuticals PLC†	16,400	2,491,898
Kerry Group PLC, Class A	16,515	1,247,607
Kingspan Group PLC	250,789	5,008,995
Paddy Power PLC (ISE)	67	5,608
Paddy Power PLC (LSE)	9,113	761,890
Smurfit Kappa Group PLC	160,148	4,463,047

		18,047,941

Israel — 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	345,720	560,632
NICE Systems, Ltd.	20,314	830,391

		1,391,023

Italy — 3.6%
Autogrill SpA†	103,727	1,010,095
Azimut Holding SpA	186,904	6,240,625
Banca Popolare dell’Emilia Romagna†	271,099	3,160,102
Brembo SpA	117,239	3,537,495
Davide Campari-Milano SpA	70,705	603,620
World Duty Free SpA†	227,959	3,351,043
Yoox SpA†	69,680	2,979,636

		20,882,616

Security Description	Shares	Value (Note 2)

Japan — 13.4%
ABC-Mart, Inc.	22,200	$879,100
Adastria Holdings Co., Ltd.	3,430	79,271
AEON Financial Service Co., Ltd.	44,800	1,096,999
Air Water, Inc.	23,000	340,582
Brother Industries, Ltd.	78,100	1,114,289
Calsonic Kansei Corp.	659,000	3,302,447
Chiba Bank, Ltd.	151,000	913,982
Chugoku Marine Paints, Ltd.	2,000	11,595
Cosmos Pharmaceutical Corp.	6,600	797,033
Daifuku Co., Ltd.	258,000	3,455,380
Daiseki Co., Ltd.	44,200	787,843
Daiwa Securities Group, Inc.	147,000	1,323,101
Don Quijote Holdings Co., Ltd.	37,300	2,023,150
FamilyMart Co., Ltd.	8,000	356,097
Fujikura, Ltd.	1,217,000	5,811,752
Glory, Ltd.	5,800	151,426
GS Yuasa Corp.	707,000	4,091,805
Gurunavi, Inc.	61,100	2,353,464
Hirose Electric Co., Ltd.	4,900	698,143
Hisamitsu Pharmaceutical Co., Inc.	6,000	280,633
Hogy Medical Co., Ltd.	3,100	164,489
Japan Exchange Group, Inc.	16,000	379,522
Japan Petroleum Exploration Co.	18,400	672,575
Japan Pure Chemical Co., Ltd.	26	56,129
JGC Corp.	60,000	2,218,532
Kakaku.com, Inc.	194,000	3,227,297
Kansai Paint Co., Ltd.	64,000	830,107
Keyence Corp.	1,000	429,105
Kintetsu World Express, Inc.	10,800	465,343
Kobayashi Pharmaceutical Co., Ltd.	24,600	1,392,316
Konica Minolta, Inc.	98,000	994,733
Lawson, Inc.	18,600	1,290,321
Milbon Co., Ltd.	14,800	503,174
Miraca Holdings, Inc.	37,200	1,696,060
MonotaRO Co., Ltd.	45,400	1,017,563
Nakanishi, Inc.	5,700	924,143
Nihon Kohden Corp.	16,000	644,591
Nippon Television Holdings, Inc.	37,500	623,833
Nitori Holdings Co., Ltd.	10,700	483,640
Nomura Research Institute, Ltd.	45,500	1,488,798
OBIC Business Consultants, Ltd.	17,900	630,554
OBIC Co., Ltd.	113,800	3,583,856
Omron Corp.	6,400	268,841
Proto Corp.	34,900	466,042
Rakuten, Inc.	26,800	384,211
Santen Pharmaceutical Co., Ltd.	35,000	1,635,305
Seria Co., Ltd.	6,900	286,116
Shimamura Co., Ltd.	3,200	288,965
Shimano, Inc.	3,500	316,744
Shimizu Corp.	919,000	4,957,561
Shiseido Co., Ltd.	13,700	242,580
Shizuoka Bank, Ltd.	63,000	607,900
SK Kaken Co., Ltd.	4,000	261,767
Sony Financial Holdings, Inc.	25,100	404,727
Stanley Electric Co., Ltd.	20,200	463,070
Sundrug Co., Ltd.	17,200	692,090
Suruga Bank, Ltd.	251,000	4,417,225
Sysmex Corp.	5,600	334,008
Takata Corp.	26,900	800,894
Tokyo Tatemono Co., Ltd.	250,000	2,029,085
Toshiba Plant Systems & Services Corp.	18,000	235,590
Tsumura & Co.	31,000	824,575
Unicharm Corp.	28,800	1,632,858
USS Co., Ltd.	71,300	960,522

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Co., Ltd.	53,700	$177,822
Yamato Holdings Co., Ltd.	79,300	1,641,791

		77,915,062

Jersey — 0.0%
Wolseley PLC	4,297	250,117

Luxembourg — 0.2%
SES SA FDR	27,910	972,736

Malaysia — 0.7%
Astro Malaysia Holdings Bhd	1,959,500	1,889,828
IGB Real Estate Investment Trust	984,400	360,531
Public Bank Bhd	142,300	827,785
Top Glove Corp. Bhd	458,200	806,902

		3,885,046

Mexico — 0.9%
Arca Continental SAB de CV	70,800	370,958
Bolsa Mexicana de Valores SAB de CV	247,700	448,300
Concentradora Fibra Danhos SA de CV	281,700	548,073
Concentradora Fibra Hotelera Mexicana SA de CV	417,400	663,207
Controladora Vuela Cia de Aviacion SAB de CV ADR†	65,340	606,355
Genomma Lab Internacional SAB de CV†	273,100	641,934
Kimberly-Clark de Mexico SAB de CV, Class A	179,700	434,996
Macquarie Mexico Real Estate Management SA de CV	282,700	490,327
Promotora y Operadora de Infraestructura SAB de CV†	67,700	875,558

		5,079,708

Netherlands — 1.3%
Aalberts Industries NV	80,698	2,728,436
ASM International NV	19,746	763,560
Brunel International NV	8,417	534,834
Fugro NV CVA	10,052	584,267
Koninklijke Vopak NV	13,111	768,042
Sensata Technologies Holding NV†	5,950	241,808
Ziggo NV	42,043	1,923,760

		7,544,707

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	479,018	1,610,451

Norway — 1.0%
Marine Harvest ASA	485,529	5,367,352
Petroleum Geo-Services ASA	13,653	148,996
Storebrand ASA†	98,067	620,884

		6,137,232

Panama — 0.1%
Copa Holdings SA, Class A	4,913	665,515

Philippines — 0.1%
BDO Unibank, Inc.	281,050	528,917

Singapore — 0.3%
Ascendas India Trust	1,928,000	1,087,461
Venture Corp., Ltd.	124,063	738,907

		1,826,368

South Africa — 0.1%
Woolworths Holdings, Ltd.	103,692	615,127

South Korea — 2.5%
CJ O Shopping Co., Ltd.	2,376	922,578
E-Mart Co., Ltd.	2,318	551,543
Hyundai Home Shopping Network Corp.	3,147	495,266
Samsung Fire & Marine Insurance Co., Ltd.	2,326	513,136
Seoul Semiconductor Co., Ltd.	183,180	7,884,891

Security Description	Shares	Value (Note 2)

South Korea (continued)
TK Corp.†	48,301	$895,887
Wonik IPS Co., Ltd.†	385,338	3,190,996

		14,454,297

Spain — 0.9%
Amadeus IT Holding SA, Class A	100,922	4,438,880
Viscofan SA	20,870	1,073,344

		5,512,224

Sweden — 1.7%
Axis Communications AB	63,536	2,212,783
JM AB	136,258	4,479,843
Saab AB, Series B	11,350	314,036
Swedish Match AB	33,111	1,048,331
Trelleborg AB, Class B	86,326	1,701,841

		9,756,834

Switzerland — 3.2%
Burckhardt Compression Holding AG	1,912	995,675
Coca-Cola HBC AG	18,075	449,473
DKSH Holding, Ltd.	2,900	209,545
Geberit AG	5,366	1,687,590
Georg Fischer AG	6,625	5,310,546
Julius Baer Group, Ltd.	10,189	477,533
Kaba Holding AG	243	121,016
Lonza Group AG	3,284	347,256
OC Oerlikon Corp. AG	276,589	4,732,990
Sika AG	441	1,626,611
Sonova Holding AG	19,635	2,777,253

		18,735,488

Taiwan — 1.5%
Advantech Co., Ltd.	145,000	916,480
Asustek Computer, Inc.	105,000	1,010,215
Chroma ATE, Inc.	478,000	1,145,383
E.Sun Financial Holding Co., Ltd.	1,764,000	1,109,123
Hiwin Technologies Corp.	292,000	2,920,193
Siliconware Precision Industries Co.	900,000	1,134,728
Yuanta Financial Holding Co., Ltd.	1,440,000	755,693

		8,991,815

Thailand — 0.4%
Aeon Thana Sinsap Thailand PCL	168,000	459,586
Glow Energy PCL	599,700	1,360,239
Minor International PCL	340,100	255,401
Precious Shipping PCL	530,800	414,878

		2,490,104

Turkey — 0.4%
Ford Otomotiv Sanayi AS	16,533	146,237
Tofas Turk Otomobil Fabrikasi AS	33,918	163,432
Turkcell Iletisim Hizmetleri AS†	365,130	1,903,087

		2,212,756

United Kingdom — 26.5%
Abcam PLC	31,329	258,244
Aberdeen Asset Management PLC	394,291	2,578,977
Admiral Group PLC	20,203	485,474
AMEC PLC	74,215	1,395,628
Amlin PLC	145,275	1,094,474
ASOS PLC†	24,114	2,810,457
Aveva Group PLC	8,328	301,087
Bellway PLC	383,126	10,752,613
Berendsen PLC	90,245	1,582,225
Bodycote PLC	178,370	2,258,094

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Booker Group PLC	2,777,835	$8,107,785
Britvic PLC	407,845	5,309,993
Bunzl PLC	350,842	9,241,419
Burberry Group PLC	28,846	744,366
Cairn Energy PLC†	97,906	325,930
Capita PLC	95,363	1,820,468
Cobham PLC	148,580	742,185
Compass Group PLC	145,590	2,302,671
Croda International PLC	147,189	6,262,942
Derwent London PLC	69,448	3,222,513
Dignity PLC	98,848	2,484,546
Dixons Retail PLC†	4,654,453	4,006,177
Domino Printing Sciences PLC	68,676	924,612
Domino’s Pizza Group PLC	169,648	1,588,031
Electrocomponents PLC	82,431	371,176
Elementis PLC	207,260	1,000,248
Essentra PLC	384,655	5,732,707
Foxtons Group PLC†	119,360	797,099
GKN PLC	136,469	927,123
Great Portland Estates PLC	327,798	3,540,498
Halma PLC	393,103	4,015,453
Hargreaves Lansdown PLC	63,958	1,496,200
Home Retail Group PLC	1,936,443	6,362,124
Howden Joinery Group PLC	948,574	6,029,701
ICAP PLC	112,842	828,588
IG Group Holdings PLC	137,422	1,456,661
IMI PLC	33,899	865,675
Inchcape PLC	306,488	3,223,083
Intertek Group PLC	35,837	1,764,920
Jardine Lloyd Thompson Group PLC	198,545	3,524,222
John Wood Group PLC	54,406	695,136
Ladbrokes PLC	88,846	248,309
LSL Property Services PLC	132,234	1,040,180
Meggitt PLC	134,395	1,134,258
Mitie Group PLC	104,845	606,764
Next PLC	30,053	3,389,408
Premier Farnell PLC	127,546	491,239
PZ Cussons PLC	30,916	190,256
Rathbone Brothers PLC	53,960	1,567,725
Rightmove PLC	151,860	7,005,891
Rotork PLC	12,136	545,045
Schroders PLC	65,859	2,992,012
Segro PLC	522,481	3,122,593
Serco Group PLC	214,229	1,651,986
SIG PLC	837,358	2,965,650
Smith & Nephew PLC	48,160	767,350
Smiths Group PLC	19,098	437,494
Spectris PLC	42,372	1,743,342
Spirax-Sarco Engineering PLC	16,447	854,057
Stagecoach Group PLC	397,805	2,597,965
Tate & Lyle PLC	28,230	303,490
Travis Perkins PLC	22,017	720,781
Victrex PLC	27,225	871,674
Whitbread PLC	33,273	2,500,037
William Hill PLC	103,646	690,077
Xaar PLC	141,880	2,544,539

		154,213,647

United States — 1.4%
Cognizant Technology Solutions Corp., Class A†	12,670	1,318,440
Gran Tierra Energy, Inc.†	375,700	2,677,028
ResMed, Inc.	154,210	674,285
Sohu.com, Inc.†	41,900	3,561,081

		8,230,834

Total Common Stocks
(cost $444,783,506)		557,100,107

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
iShares MSCI EAFE Small-Cap ETF (cost $756,054)	15,113	$797,060

PREFERRED SECURITIES — 0.6%
Australia — 0.0%
Gunns, Ltd.†(1)(2)	1,665	0

Brazil — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A†	100,800	420,009

Germany — 0.5%
Fuchs Petrolub SE	13,987	1,395,843
Henkel AG & Co. KGaA	15,060	1,680,655

		3,076,498

Total Preferred Securities
(cost $2,390,115)		3,496,507

EQUITY CERTIFICATES — 1.0%
Germany — 0.5%
Deutsche Bank AG London — MOIL, Ltd.†	287,090	1,081,663
Deutsche Bank AG London — Motherson Sumi Systems, Ltd.†	333,423	1,250,255
Deutsche Bank AG London — Thermax, Ltd.†	42,209	477,996

		2,809,914

Curacao — 0.5%
Merrill Lynch Int’l & Co. — Dabur India, Ltd.†	417,240	1,171,002
Merrill Lynch Int’l & Co. — Exide Industries, Ltd.†	496,347	889,388
Merrill Lynch Int’l & Co. — Federal Bank Ltd.†	822,730	1,022,306

		3,082,696

Total Equity Certificates
(cost $5,250,551)		5,892,610

Total Long-Term Investment Securities
(cost $453,180,226)		567,286,284

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Barclays US Funding LLC 0.08% due 03/03/2014 (cost $643,997)	$644,000	643,997

REPURCHASE AGREEMENT — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $6,170,000 and collateralized by $6,855,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,294,782 (cost $6,170,000)	6,170,000	6,170,000

TOTAL INVESTMENTS
(cost $459,994,223)(3)	98.4%	574,100,281
Other assets less liabilities	1.6	9,086,245

NET ASSETS —	100.0%	$583,186,526

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(2)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

BR—Bearer Shares

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Fund

FDR—Federal Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$9,775,505	$—	$0	$9,775,505
Bermuda	11,931,602	—	0	11,931,602
Canada	31,110,212	—	—	31,110,212
Germany	55,775,091	—	—	55,775,091
Japan	77,915,062	—	—	77,915,062
United Kingdom	154,213,647	—	—	154,213,647
Other Countries*	216,378,988	—	—	216,378,988
Exchange-Traded Funds	797,060	—	—	797,060
Preferred Securities:
Australia	—	—	0	0
Other Countries*	3,496,507	—	—	3,496,507
Equity Certificates	—	5,892,610	—	5,892,610
Short-Term Investment Securities:
Commercial Paper	—	643,997	—	643,997
Repurchase Agreement	—	6,170,000	—	6,170,000

Total	$561,393,674	$12,706,607	$0	$574,100,281

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Medical — Drugs	8.6%
Diversified Banking Institutions	8.5
Banks — Super Regional	5.6
Oil Companies — Integrated	5.5
Oil Companies — Exploration & Production	4.8
Insurance — Multi-line	4.1
Multimedia	3.4
Electronic Components — Semiconductors	3.0
Medical — Wholesale Drug Distribution	2.5
Investment Management/Advisor Services	2.4
Beverages — Non-alcoholic	2.1
Networking Products	1.8
Retail — Drug Store	1.7
Computers — Memory Devices	1.5
Building Products — Cement	1.5
Medical — HMO	1.4
Applications Software	1.4
Instruments — Controls	1.3
Commercial Paper	1.2
Transport — Services	1.2
Diversified Manufacturing Operations	1.2
Medical Products	1.1
Engines — Internal Combustion	1.1
Medical — Biomedical/Gene	1.1
Independent Power Producers	1.1
Electric — Integrated	1.0
Auto/Truck Parts & Equipment — Original	1.0
Banks — Commercial	0.9
Finance — Investment Banker/Broker	0.9
Computers	0.9
Oil Refining & Marketing	0.9
Medical — Generic Drugs	0.8
Cruise Lines	0.8
Airlines	0.8
Auto — Heavy Duty Trucks	0.7
Semiconductor Equipment	0.7
Oil Field Machinery & Equipment	0.7
Retail — Regional Department Stores	0.7
Computer Services	0.7
Agricultural Operations	0.7
Cosmetics & Toiletries	0.7
Insurance — Life/Health	0.7
Finance — Credit Card	0.6
Auto — Cars/Light Trucks	0.6
Enterprise Software/Service	0.6
Insurance — Reinsurance	0.6
Retail — Apparel/Shoe	0.6
Insurance — Property/Casualty	0.6
Web Portals/ISP	0.6
Aerospace/Defense	0.6
Chemicals — Diversified	0.6
Real Estate Investment Trusts	0.5
Transport — Rail	0.5
Semiconductor Components — Integrated Circuits	0.5
Retail — Discount	0.5
Cellular Telecom	0.5
Time Deposits	0.5
Finance — Consumer Loans	0.5
Food — Misc./Diversified	0.4
Engineering/R&D Services	0.4
Oil — Field Services	0.4
Advertising Agencies	0.4
Building & Construction Products — Misc.	0.4
Electronic Security Devices	0.4
Electronic Measurement Instruments	0.4
Publishing — Newspapers	0.4
Instruments — Scientific	0.4
Pharmacy Services	0.4
Retail — Restaurants	0.4

Telephone — Integrated	0.3%
Insurance Brokers	0.3
Tobacco	0.3
Apparel Manufacturers	0.3
Medical Labs & Testing Services	0.3
Cable/Satellite TV	0.2
Finance — Other Services	0.2
Machinery — Construction & Mining	0.2
Non-Hazardous Waste Disposal	0.2
Gold Mining	0.2
Banks — Fiduciary	0.2
Brewery	0.2
Tools — Hand Held	0.2
Toys	0.2
Medical Instruments	0.1
Aerospace/Defense — Equipment	0.1
Machinery — Farming	0.1
Oil & Gas Drilling	0.1
Pipelines	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	10,280	$777,990

Aerospace/Defense — 0.6%
General Dynamics Corp.	8,000	876,320
Rockwell Collins, Inc.	4,000	330,160

		1,206,480

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp.	2,500	292,550

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	34,870	1,415,722

Airlines — 0.8%
Delta Air Lines, Inc.	51,290	1,703,341

Apparel Manufacturers — 0.3%
Ralph Lauren Corp.	4,296	692,000

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	8,000	539,360
Microsoft Corp.	64,530	2,472,144

		3,011,504

Auto - Cars/Light Trucks — 0.6%
General Motors Co.†	35,980	1,302,476

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.	24,110	1,587,402

Auto/Truck Parts & Equipment - Original — 1.0%
Delphi Automotive PLC	5,650	376,121
Johnson Controls, Inc.	35,055	1,731,717

		2,107,838

Banks - Commercial — 0.9%
BB&T Corp.	23,297	880,627
CIT Group, Inc.	7,466	363,445
Regions Financial Corp.	71,560	761,398

		2,005,470

Banks - Fiduciary — 0.2%
State Street Corp.	5,500	361,185

Banks - Super Regional — 5.6%
Capital One Financial Corp.	10,240	751,923
Comerica, Inc.	37,150	1,789,887
Fifth Third Bancorp	92,620	2,009,391
PNC Financial Services Group, Inc.	31,191	2,550,800
US Bancorp	11,000	452,540
Wells Fargo & Co.	92,620	4,299,421

		11,853,962

Beverages - Non-alcoholic — 2.1%
Coca-Cola Enterprises, Inc.	50,640	2,384,131
Dr Pepper Snapple Group, Inc.	7,000	364,770
PepsiCo, Inc.	20,070	1,607,005

		4,355,906

Brewery — 0.2%
Molson Coors Brewing Co., Class B	6,000	340,980

Building & Construction Products - Misc. — 0.4%
Owens Corning†	16,630	760,989

Building Products - Cement — 1.5%
Martin Marietta Materials, Inc.	14,860	1,812,623
Vulcan Materials Co.	18,750	1,273,687

		3,086,310

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	10,000	$516,900

Cellular Telecom — 0.5%
Rogers Communications, Inc., Class B	14,199	549,075
Vodafone Group PLC ADR	12,000	498,840

		1,047,915

Chemicals - Diversified — 0.6%
Dow Chemical Co.	23,930	1,165,630

Computer Services — 0.7%
Accenture PLC, Class A	12,844	1,070,547
International Business Machines Corp.	1,900	351,823

		1,422,370

Computers — 0.9%
Apple, Inc.	3,610	1,899,726

Computers - Memory Devices — 1.5%
EMC Corp.	80,780	2,130,169
Western Digital Corp.	12,870	1,119,561

		3,249,730

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	39,990	618,645
Procter & Gamble Co.	9,700	763,002

		1,381,647

Cruise Lines — 0.8%
Carnival Corp.	43,880	1,740,281

Diversified Banking Institutions — 8.5%
Bank of America Corp.	247,660	4,093,820
Citigroup, Inc.	79,792	3,880,285
Goldman Sachs Group, Inc.	17,290	2,877,920
JPMorgan Chase & Co.	93,050	5,287,101
Morgan Stanley	59,070	1,819,356

		17,958,482

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	25,970	1,940,219
General Electric Co.	22,685	577,787

		2,518,006

Electric - Integrated — 1.0%
NextEra Energy, Inc.	16,070	1,468,637
PPL Corp.	21,000	678,090

		2,146,727

Electronic Components - Semiconductors — 3.0%
Altera Corp.	12,500	453,875
Intel Corp.	14,000	346,640
Micron Technology, Inc.†	31,200	754,728
Texas Instruments, Inc.	67,790	3,047,838
Xilinx, Inc.	32,700	1,706,940

		6,310,021

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	13,190	750,907

Electronic Security Devices — 0.4%
Tyco International, Ltd.	18,000	759,240

Engineering/R&D Services — 0.4%
Jacobs Engineering Group, Inc.†	8,700	527,655
KBR, Inc.	12,000	331,440

		859,095

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Engines - Internal Combustion — 1.1%
Cummins, Inc.	16,600	$2,422,272

Enterprise Software/Service — 0.6%
CA, Inc.	12,000	402,000
Oracle Corp.	22,500	879,975

		1,281,975

Finance - Consumer Loans — 0.5%
Santander Consumer USA Holdings, Inc.†	37,900	960,007

Finance - Credit Card — 0.6%
Discover Financial Services	23,140	1,327,773

Finance - Investment Banker/Broker — 0.9%
TD Ameritrade Holding Corp.	58,810	1,966,018

Finance - Other Services — 0.2%
IntercontinentalExchange Group, Inc.	2,400	501,216

Food - Misc./Diversified — 0.4%
General Mills, Inc.	7,178	359,115
Unilever PLC ADR	14,000	574,420

		933,535

Gold Mining — 0.2%
Goldcorp, Inc.	14,543	391,643

Independent Power Producers — 1.1%
NRG Energy, Inc.	77,080	2,240,716

Instruments - Controls — 1.3%
Honeywell International, Inc.	28,210	2,664,152

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	6,000	747,240

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	15,000	722,400

Insurance - Life/Health — 0.7%
Prudential Financial, Inc.	16,270	1,376,117

Insurance - Multi-line — 4.1%
Allstate Corp.	29,380	1,594,159
Hartford Financial Services Group, Inc.	48,490	1,706,363
ING US, Inc.	83,540	2,996,580
MetLife, Inc.	48,680	2,466,615

		8,763,717

Insurance - Property/Casualty — 0.6%
Chubb Corp.	8,160	713,837
Travelers Cos., Inc.	6,500	544,960

		1,258,797

Insurance - Reinsurance — 0.6%
Berkshire Hathaway, Inc., Class B†	11,000	1,273,580

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	30,610	3,336,184
Franklin Resources, Inc.	9,000	479,250
Invesco, Ltd.	25,340	869,162
T. Rowe Price Group, Inc.	4,067	330,118

		5,014,714

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	4,702	455,953

Machinery - Farming — 0.1%
Deere & Co.	3,400	292,162

Medical Instruments — 0.1%
Medtronic, Inc.	5,000	296,300

Security Description	Shares	Value (Note 2)

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	6,200	$579,948

Medical Products — 1.1%
Baxter International, Inc.	20,953	1,456,234
Stryker Corp.	8,000	641,920
Zimmer Holdings, Inc.	3,500	328,440

		2,426,594

Medical - Biomedical/Gene — 1.1%
Amgen, Inc.	16,700	2,071,134
Gilead Sciences, Inc.†	3,504	290,096

		2,361,230

Medical - Drugs — 8.6%
Abbott Laboratories	20,221	804,391
AbbVie, Inc.	36,160	1,840,906
Eli Lilly & Co.	14,520	865,537
GlaxoSmithKline PLC ADR	9,517	532,381
Johnson & Johnson	10,000	921,200
Merck & Co., Inc.	102,000	5,812,980
Novartis AG ADR	15,000	1,247,700
Pfizer, Inc.	192,520	6,181,817

		18,206,912

Medical - Generic Drugs — 0.8%
Mylan, Inc.†	16,930	940,800
Teva Pharmaceutical Industries, Ltd. ADR	17,000	848,130

		1,788,930

Medical - HMO — 1.4%
Aetna, Inc.	15,200	1,105,192
Cigna Corp.	24,320	1,935,629

		3,040,821

Medical - Wholesale Drug Distribution — 2.5%
Cardinal Health, Inc.	33,090	2,366,928
McKesson Corp.	17,120	3,031,096

		5,398,024

Multimedia — 3.4%
Time Warner, Inc.	9,500	637,735
Twenty-First Century Fox, Inc., Class A	33,790	1,133,317
Viacom, Inc., Class B	17,680	1,551,066
Walt Disney Co.	47,100	3,806,151

		7,128,269

Networking Products — 1.8%
Cisco Systems, Inc.	176,640	3,850,752

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	12,000	409,320

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	5,156	271,515

Oil Companies - Exploration & Production — 4.8%
Anadarko Petroleum Corp.	12,678	1,066,981
Noble Energy, Inc.	9,400	646,344
Occidental Petroleum Corp.	77,641	7,493,909
QEP Resources, Inc.	13,972	404,210
Whiting Petroleum Corp.†	6,500	446,615

		10,058,059

Oil Companies - Integrated — 5.5%
Chevron Corp.	6,753	778,824
Exxon Mobil Corp.	75,430	7,261,646
Hess Corp.	5,919	473,698

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated (continued)
Phillips 66	24,940	$1,867,008
Royal Dutch Shell PLC ADR, Class A	16,500	1,202,355

		11,583,531

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	18,210	1,166,533
National Oilwell Varco, Inc.	5,059	389,745

		1,556,278

Oil Refining & Marketing — 0.9%
Valero Energy Corp.	39,070	1,874,579

Oil - Field Services — 0.4%
Schlumberger, Ltd.	8,653	804,729

Pharmacy Services — 0.4%
Omnicare, Inc.	12,610	742,729

Pipelines — 0.1%
Enterprise Products Partners LP	3,600	241,596

Publishing - Newspapers — 0.4%
News Corp., Class A†	40,770	747,314

Real Estate Investment Trusts — 0.5%
Equity Residential	4,300	251,421
Weyerhaeuser Co.	29,678	875,798

		1,127,219

Retail - Apparel/Shoe — 0.6%
PVH Corp.	10,020	1,266,829

Retail - Discount — 0.5%
Target Corp.	7,000	437,780
Wal-Mart Stores, Inc.	8,452	631,364

		1,069,144

Retail - Drug Store — 1.7%
CVS Caremark Corp.	48,939	3,579,399

Retail - Regional Department Stores — 0.7%
Kohl's Corp.	26,980	1,516,006

Retail - Restaurants — 0.4%
McDonald's Corp.	7,800	742,170

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	10,030	509,725
QUALCOMM, Inc.	7,724	581,540

		1,091,265

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	83,240	1,578,230

Telephone - Integrated — 0.3%
AT&T, Inc.	8,000	255,440
Verizon Communications, Inc.	10,066	478,940

		734,380

Tobacco — 0.3%
Philip Morris International, Inc.	8,900	720,099

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	4,000	332,160

Toys — 0.2%
Mattel, Inc.	8,619	321,575

Transport - Rail — 0.5%
Kansas City Southern	4,538	426,209
Union Pacific Corp.	3,840	692,659

		1,118,868

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Services — 1.2%
FedEx Corp.	19,560	$2,607,935

Web Portals/ISP — 0.6%
Google, Inc., Class A†	1,010	1,227,807

Total Long-Term Investment Securities
(cost $160,151,725)		207,583,285

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Commercial Paper — 1.2%
BNP Paribas Finance, Inc. 0.05% due 03/03/2014	$2,700,000	2,699,992

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/03/2014	1,010,000	1,010,000

Total Short-Term Investment Securities
(cost $3,709,992)		3,709,992

TOTAL INVESTMENTS
(cost $163,861,717)(1)	99.8%	211,293,277
Other assets less liabilities	0.2	392,715

NET ASSETS —	100.0%	$211,685,992

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Super Regional	$11,853,962	$—	$—	$11,853,962
Diversified Banking Institutions	17,958,482	—	—	17,958,482
Medical-Drugs	18,206,912	—	—	18,206,912
Oil Companies - Integrated	11,583,531	—	—	11,583,531
Other Industries*	147,980,398	—	—	147,980,398
Short-Term Investment Securities:
Commercial Paper	—	2,699,992	—	2,699,992
Time Deposits	—	1,010,000	—	1,010,000

Total	$207,583,285	$3,709,992	$—	$211,293,277

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements.

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	5.3%
Medical — Biomedical/Gene	5.1
Commercial Services — Finance	4.3
Airlines	4.0
Medical — Drugs	3.4
Auto/Truck Parts & Equipment — Original	2.9
Wireless Equipment	2.7
Finance — Other Services	2.6
Retail — Apparel/Shoe	2.5
Beverages — Wine/Spirits	2.4
Commercial Services	2.4
Apparel Manufacturers	2.3
Medical Information Systems	2.2
Machinery — General Industrial	2.1
Medical — Generic Drugs	2.0
Internet Content — Information/News	1.9
Aerospace/Defense — Equipment	1.7
Cable/Satellite TV	1.7
E-Commerce/Services	1.5
Rental Auto/Equipment	1.5
Computer Services	1.5
Satellite Telecom	1.4
Dialysis Centers	1.4
Applications Software	1.4
Instruments — Scientific	1.3
Transport — Truck	1.3
Retail — Restaurants	1.3
Retail — Auto Parts	1.3
Machinery — Pumps	1.3
Distribution/Wholesale	1.3
Investment Management/Advisor Services	1.3
Banks — Commercial	1.3
Textile — Home Furnishings	1.2
Medical Instruments	1.2
Consulting Services	1.2
Electronic Forms	1.2
Diversified Manufacturing Operations	1.2
Electronic Components — Semiconductors	1.2
Chemicals — Specialty	1.2
Television	1.2
Building & Construction Products — Misc.	1.1
Computers — Periphery Equipment	1.1
Physicians Practice Management	1.0
Enterprise Software/Service	1.0
Broadcast Services/Program	1.0
Computer Aided Design	1.0
Retail — Home Furnishings	0.9
Industrial Automated/Robotic	0.9
Engines — Internal Combustion	0.9
Computer Graphics	0.9
Rubber/Plastic Products	0.8
Electronic Components — Misc.	0.8
Diagnostic Equipment	0.8
Retail — Automobile	0.8
Retail — Building Products	0.8
E-Commerce/Products	0.8
Computer Software	0.8
Food — Wholesale/Distribution	0.8
Medical — Wholesale Drug Distribution	0.7
Repurchase Agreement	0.7
Oil Refining & Marketing	0.7
Data Processing/Management	0.6
Lighting Products & Systems	0.5
Finance — Consumer Loans	0.5
Human Resources	0.3

100.4%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Aerospace/Defense - Equipment — 1.7%
B/E Aerospace, Inc.†	33,930	$2,858,603

Airlines — 4.0%
American Airlines Group, Inc.†	39,750	1,467,968
Copa Holdings SA, Class A	13,570	1,838,192
Delta Air Lines, Inc.	98,250	3,262,882

		6,569,042

Apparel Manufacturers — 2.3%
Michael Kors Holdings, Ltd.†	13,260	1,299,878
Under Armour, Inc., Class A†	21,230	2,402,174

		3,702,052

Applications Software — 1.4%
ServiceNow, Inc.†	34,180	2,326,291

Auto/Truck Parts & Equipment - Original — 2.9%
BorgWarner, Inc.	28,080	1,725,516
Delphi Automotive PLC	45,290	3,014,955

		4,740,471

Banks - Commercial — 1.3%
Texas Capital Bancshares, Inc.†	32,826	2,066,397

Beverages - Wine/Spirits — 2.4%
Constellation Brands, Inc., Class A†	49,190	3,985,866

Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class C†	21,110	1,628,214

Building & Construction Products - Misc. — 1.1%
Fortune Brands Home & Security, Inc.	39,390	1,841,089

Cable/Satellite TV — 1.7%
Liberty Global PLC, Class A†	13,950	1,207,373
Liberty Global PLC, Class C†	19,190	1,624,625

		2,831,998

Chemicals - Specialty — 1.2%
W.R. Grace & Co.†	19,130	1,938,634

Commercial Services — 2.4%
CoStar Group, Inc.†	9,941	1,998,539
Quanta Services, Inc.†	54,660	1,924,578

		3,923,117

Commercial Services - Finance — 4.3%
Alliance Data Systems Corp.†	12,450	3,549,619
SEI Investments Co.	41,030	1,377,377
Vantiv, Inc., Class A†	69,160	2,201,363

		7,128,359

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	34,220	1,606,629

Computer Graphics — 0.9%
Tableau Software, Inc., Class A†	14,860	1,401,892

Computer Services — 1.5%
IHS, Inc., Class A†	20,289	2,432,245

Computer Software — 0.8%
Cornerstone OnDemand, Inc.†	21,200	1,237,656

Computers - Periphery Equipment — 1.1%
Stratasys, Ltd.†	13,890	1,765,836

Consulting Services — 1.2%
Towers Watson & Co., Class A	18,710	2,041,261

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	14,730	1,014,602

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.8%
Cepheid, Inc.†	25,200	$1,352,232

Dialysis Centers — 1.4%
DaVita HealthCare Partners, Inc.†	34,250	2,354,003

Distribution/Wholesale — 1.3%
LKQ Corp.†	76,940	2,145,857

Diversified Manufacturing Operations — 1.2%
Colfax Corp.†	27,753	1,974,071

E-Commerce/Products — 0.8%
zulily, Inc., Class A†	18,200	1,244,698

E-Commerce/Services — 1.5%
Netflix, Inc.†	5,510	2,455,421

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	25,560	1,371,550

Electronic Components - Semiconductors — 1.2%
ARM Holdings PLC ADR	39,160	1,965,832

Electronic Forms — 1.2%
Adobe Systems, Inc.†	29,170	2,001,354

Engines - Internal Combustion — 0.9%
Cummins, Inc.	9,860	1,438,771

Enterprise Software/Service — 1.0%
Guidewire Software, Inc.†	30,900	1,656,549

Finance - Consumer Loans — 0.5%
Ocwen Financial Corp.†	21,000	786,240

Finance - Other Services — 2.6%
IntercontinentalExchange Group, Inc.	20,700	4,322,988

Food - Wholesale/Distribution — 0.8%
United Natural Foods, Inc.†	17,040	1,233,355

Human Resources — 0.3%
Team Health Holdings, Inc.†	12,170	547,893

Industrial Automated/Robotic — 0.9%
Cognex Corp.†	38,620	1,454,429

Instruments - Scientific — 1.3%
FEI Co.	21,600	2,217,240

Internet Content - Entertainment — 0.0%
Twitter, Inc.†	900	49,419

Internet Content - Information/News — 1.9%
LinkedIn Corp., Class A†	9,970	2,034,279
Yelp, Inc.†	10,955	1,034,371

		3,068,650

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	11,280	2,121,204

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	5,930	836,427

Machinery - General Industrial — 2.1%
Chart Industries, Inc.†	17,300	1,445,588
Wabtec Corp.	25,460	2,020,760

		3,466,348

Machinery - Pumps — 1.3%
Graco, Inc.	27,540	2,148,946

Medical Information Systems — 2.2%
athenahealth, Inc.†	8,520	1,651,772
Cerner Corp.†	32,340	1,984,706

		3,636,478

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments — 1.2%
Boston Scientific Corp.†	155,990	$2,043,469

Medical - Biomedical/Gene — 5.1%
Alexion Pharmaceuticals, Inc.†	22,350	3,951,480
Alnylam Pharmaceuticals, Inc.†	11,130	904,201
BioMarin Pharmaceutical, Inc.†	31,500	2,551,500
Vertex Pharmaceuticals, Inc.†	11,350	917,761

		8,324,942

Medical - Drugs — 3.4%
Alkermes PLC†	27,540	1,340,372
Jazz Pharmaceuticals PLC†	7,160	1,087,926
Salix Pharmaceuticals, Ltd.†	20,980	2,264,162
Shire PLC ADR	5,670	936,400

		5,628,860

Medical - Generic Drugs — 2.0%
Actavis PLC†	14,560	3,215,139

Medical - Wholesale Drug Distribution — 0.7%
McKesson Corp.	6,510	1,152,596

Oil Companies - Exploration & Production — 5.3%
Antero Resources Corp.†	21,790	1,314,809
Cabot Oil & Gas Corp.	41,200	1,442,000
Concho Resources, Inc.†	13,450	1,629,198
Gulfport Energy Corp.†	27,100	1,791,310
Pioneer Natural Resources Co.	12,320	2,478,538

		8,655,855

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	13,040	1,095,360

Physicians Practice Management — 1.0%
Envision Healthcare Holdings, Inc.†	49,920	1,680,307

Rental Auto/Equipment — 1.5%
United Rentals, Inc.†	27,750	2,451,435

Retail - Apparel/Shoe — 2.5%
DSW, Inc., Class A	50,260	1,934,005
PVH Corp.	17,050	2,155,631

		4,089,636

Retail - Auto Parts — 1.3%
Advance Auto Parts, Inc.	17,062	2,173,016

Retail - Automobile — 0.8%
AutoNation, Inc.†	25,010	1,316,526

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Building Products — 0.8%
Lumber Liquidators Holdings, Inc.†	11,810	$1,266,977

Retail - Home Furnishings — 0.9%
Restoration Hardware Holdings, Inc.†	22,930	1,552,820

Retail - Restaurants — 1.3%
Domino’s Pizza, Inc.	27,616	2,183,321

Rubber/Plastic Products — 0.8%
Proto Labs, Inc.†	17,891	1,393,709

Satellite Telecom — 1.4%
DigitalGlobe, Inc.†	76,120	2,365,810

Television — 1.2%
AMC Networks, Inc., Class A†	25,010	1,901,260

Textile - Home Furnishings — 1.2%
Mohawk Industries, Inc.†	14,470	2,047,939

Transport - Truck — 1.3%
Old Dominion Freight Line, Inc.†	41,350	2,201,474

Wireless Equipment — 2.7%
SBA Communications Corp., Class A†	38,830	3,695,451
Ubiquiti Networks, Inc.†	15,860	783,643

		4,479,094

Total Long-Term Investment Securities
(cost $145,231,769)		164,109,754

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $1,104,000 and collateralized by $1,230,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,129,479 (cost $1,104,000)	$1,104,000	1,104,000

TOTAL INVESTMENTS
(cost $146,335,769)(1)	100.4%	165,213,754
Liabilities in excess of other assets	(0.4)	(596,966)

NET ASSETS —	100.0%	$164,616,788

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$8,324,942	$—	$—	$8,324,942
Oil Companies-Exploration & Production	8,655,855	—	—	8,655,855
Other Industries*	147,128,957	—	—	147,128,957
Repurchase Agreement	—	1,104,000	—	1,104,000

Total	$164,109,754	$1,104,000	$—	$165,213,754

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Chemicals — Specialty	4.9%
Real Estate Investment Trusts	4.7
Repurchase Agreements	4.4
Electronic Components — Semiconductors	4.2
Diversified Manufacturing Operations	4.1
Distribution/Wholesale	3.7
Oil Companies — Exploration & Production	2.8
Electric — Integrated	2.7
Banks — Commercial	2.4
Electronic Components — Misc.	2.2
Medical — Drugs	2.2
Containers — Paper/Plastic	2.0
Insurance — Reinsurance	1.8
Semiconductor Components — Integrated Circuits	1.8
Banks — Super Regional	1.8
Finance — Investment Banker/Broker	1.8
Containers — Metal/Glass	1.8
Retail — Apparel/Shoe	1.7
Aerospace/Defense — Equipment	1.6
Insurance — Life/Health	1.6
Chemicals — Diversified	1.3
Applications Software	1.3
Insurance — Multi-line	1.3
Building — Residential/Commercial	1.2
Human Resources	1.1
Power Converter/Supply Equipment	1.1
Home Decoration Products	1.1
Aerospace/Defense	1.1
Commercial Services — Finance	1.1
Office Supplies & Forms	1.1
Food — Misc./Diversified	1.0
Insurance — Property/Casualty	1.0
Semiconductor Equipment	1.0
Instruments — Controls	1.0
Medical — HMO	0.9
Beverages — Wine/Spirits	0.9
Consulting Services	0.8
Gas — Distribution	0.8
Chemicals — Plastics	0.8
Medical — Wholesale Drug Distribution	0.8
Auto/Truck Parts & Equipment — Original	0.8
Electronic Parts Distribution	0.8
Retirement/Aged Care	0.8
Advertising Agencies	0.8
Tools — Hand Held	0.7
Engineering/R&D Services	0.7
Machine Tools & Related Products	0.7
Computers — Memory Devices	0.7
Oil — Field Services	0.7
Building — Heavy Construction	0.7
Cruise Lines	0.6
Retail — Office Supplies	0.6
Steel — Producers	0.6
Building & Construction Products — Misc.	0.6
Identification Systems	0.6
Oil Refining & Marketing	0.5
Rubber — Tires	0.5
Retail — Vitamins & Nutrition Supplements	0.5
Real Estate Operations & Development	0.5
Metal Processors & Fabrication	0.5
Rental Auto/Equipment	0.5
Retail — Regional Department Stores	0.4
Finance — Consumer Loans	0.4
Machinery — General Industrial	0.4
Computers — Integrated Systems	0.4
Building & Construction — Misc.	0.4
Savings & Loans/Thrifts	0.4
Finance — Credit Card	0.4
Consumer Products — Misc.	0.4

Registered Investment Companies	0.4%
Pharmacy Services	0.4
Paper & Related Products	0.4
Lighting Products & Systems	0.4
Insurance Brokers	0.3
Machinery — Pumps	0.3
Electric Products — Misc.	0.3
Medical Products	0.3
Shipbuilding	0.3
Television	0.3
Telecom Services	0.3
E-Commerce/Services	0.3
Electronic Security Devices	0.3
Coal	0.2
Food — Meat Products	0.2
Leisure Products	0.2
Telecommunication Equipment	0.2
Medical — Hospitals	0.2
Capacitors	0.2
Building Products — Wood	0.2
Metal — Diversified	0.2
Beverages — Non-alcoholic	0.2
Theaters	0.2
Steel — Specialty	0.2
Electric — Generation	0.2
Entertainment Software	0.2
Coatings/Paint	0.2
Banks — Fiduciary	0.2
Oil Field Machinery & Equipment	0.1
Machinery — Construction & Mining	0.1
Tobacco	0.1
Schools	0.1
Medical Labs & Testing Services	0.1
Pipelines	0.1
Oil Companies — Integrated	0.1
Oil & Gas Drilling	0.1
Medical Instruments	0.1
Dialysis Centers	0.1
Retail — Mail Order	0.1
Internet Security	0.1
Retail — Automobile	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advertising Agencies — 0.8%
Interpublic Group of Cos., Inc.	316,700	$5,611,924
Omnicom Group, Inc.	23,455	1,775,074

		7,386,998

Aerospace/Defense — 1.1%
Cubic Corp.	14,117	734,084
Esterline Technologies Corp.†	74,336	8,005,987
Teledyne Technologies, Inc.†	17,283	1,693,389

		10,433,460

Aerospace/Defense - Equipment — 1.6%
Curtiss-Wright Corp.	95,042	6,478,063
Moog, Inc., Class A†	106,200	6,576,966
Orbital Sciences Corp.†	71,680	2,037,145

		15,092,174

Applications Software — 1.3%
Check Point Software Technologies, Ltd.†	70,200	4,732,884
Verint Systems, Inc.†	168,000	7,864,080

		12,596,964

Auto/Truck Parts & Equipment - Original — 0.8%
Lear Corp.	61,109	4,962,051
TRW Automotive Holdings Corp.†	32,217	2,652,103

		7,614,154

Banks - Commercial — 2.4%
BankUnited, Inc.	149,998	5,021,933
BB&T Corp.	89,786	3,393,911
East West Bancorp, Inc.	77,475	2,765,083
Iberiabank Corp.	67,000	4,388,500
Zions Bancorporation	227,200	7,088,640

		22,658,067

Banks - Fiduciary — 0.2%
State Street Corp.	22,372	1,469,169

Banks - Super Regional — 1.8%
Comerica, Inc.	203,599	9,809,400
Fifth Third Bancorp	138,382	3,002,197
Huntington Bancshares, Inc.	205,374	1,957,214
SunTrust Banks, Inc.	61,798	2,328,549

		17,097,360

Beverages - Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	26,073	1,227,517
Dr Pepper Snapple Group, Inc.	12,721	662,891

		1,890,408

Beverages - Wine/Spirits — 0.9%
Constellation Brands, Inc., Class A†	53,882	4,366,058
Treasury Wine Estates, Ltd.	1,118,663	3,863,183

		8,229,241

Building & Construction Products - Misc. — 0.6%
Louisiana-Pacific Corp.†	287,890	5,409,453

Building & Construction - Misc. — 0.4%
Aegion Corp.†	176,643	4,089,285

Building Products - Wood — 0.2%
Masco Corp.	84,533	1,973,846

Building - Heavy Construction — 0.7%
Chicago Bridge & Iron Co. NV	74,300	6,255,317

Building - Residential/Commercial — 1.2%
Lennar Corp., Class A	127,500	5,594,700
Toll Brothers, Inc.†	152,469	5,947,816

		11,542,516

Security Description	Shares	Value (Note 2)

Capacitors — 0.2%
Kemet Corp.†	355,000	$2,016,400

Chemicals - Diversified — 1.3%
Celanese Corp., Series A	174,400	9,311,216
Chemtura Corp.†	135,000	3,341,250

		12,652,466

Chemicals - Plastics — 0.8%
PolyOne Corp.	205,511	7,706,663

Chemicals - Specialty — 4.9%
Ashland, Inc.	52,400	4,944,988
Cabot Corp.	196,000	10,611,440
Eastman Chemical Co.	106,000	9,267,580
H.B. Fuller Co.	107,472	5,210,243
Methanex Corp.	164,610	11,577,021
Minerals Technologies, Inc.	108,865	5,824,277

		47,435,549

Coal — 0.2%
CONSOL Energy, Inc.	56,000	2,245,600

Coatings/Paint — 0.2%
Valspar Corp.	20,856	1,558,986

Commercial Services - Finance — 1.1%
Alliance Data Systems Corp.†	3,809	1,085,984
Equifax, Inc.	26,959	1,888,747
Global Payments, Inc.	11,264	792,197
McGraw Hill Financial, Inc.	23,945	1,907,459
Moody’s Corp.	10,032	792,528
SEI Investments Co.	43,284	1,453,044
Total System Services, Inc.	24,257	738,868
Vantiv, Inc., Class A†	50,208	1,598,121

		10,256,948

Computers - Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	169,989	1,626,795
Teradata Corp.†	54,100	2,484,272

		4,111,067

Computers - Memory Devices — 0.7%
NetApp, Inc.	23,960	968,224
Seagate Technology PLC	38,474	2,007,958
Western Digital Corp.	43,381	3,773,713

		6,749,895

Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	233,200	4,904,196
FTI Consulting, Inc.†	13,784	402,355
Towers Watson & Co., Class A	24,149	2,634,656

		7,941,207

Consumer Products - Misc. — 0.4%
Samsonite International SA	1,339,500	3,667,830

Containers - Metal/Glass — 1.8%
Crown Holdings, Inc.†	75,354	3,392,437
Owens-Illinois, Inc.†	345,478	11,718,614
Rexam PLC	212,248	1,754,709

		16,865,760

Containers - Paper/Plastic — 2.0%
Graphic Packaging Holding Co.†	357,009	3,655,772
Packaging Corp. of America	68,700	5,007,543
Rock Tenn Co., Class A	11,050	1,233,401
Sealed Air Corp.	162,500	5,531,500
Sonoco Products Co.	98,000	4,114,040

		19,542,256

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	166,800	$5,716,236

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	15,064	1,035,349

Distribution/Wholesale — 3.7%
Arrow Electronics, Inc.†	226,085	12,803,194
Ingram Micro, Inc., Class A†	190,500	5,610,225
WESCO International, Inc.†	201,792	17,396,488

		35,809,907

Diversified Manufacturing Operations — 4.1%
Barnes Group, Inc.	217,278	8,354,339
Carlisle Cos., Inc.	63,343	5,024,367
Colfax Corp.†	17,000	1,209,210
Crane Co.	44,600	3,185,332
Dover Corp.	122,504	11,552,127
Federal Signal Corp.†	172,318	2,214,286
Harsco Corp.	113,000	2,838,560
Parker Hannifin Corp.	26,393	3,181,676
Pentair, Ltd.	22,956	1,855,075

		39,414,972

E-Commerce/Services — 0.3%
Expedia, Inc.	23,365	1,834,853
IAC/InterActiveCorp	10,550	817,942

		2,652,795

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	3,138,498

Electric - Generation — 0.2%
AES Corp.	125,873	1,718,166

Electric - Integrated — 2.7%
Alliant Energy Corp.	111,592	6,052,750
Ameren Corp.	36,213	1,463,367
American Electric Power Co., Inc.	44,711	2,244,492
Edison International	39,467	2,066,887
FirstEnergy Corp.	19,113	588,298
Great Plains Energy, Inc.	174,370	4,580,700
PG&E Corp.	18,166	800,394
Westar Energy, Inc.	154,035	5,271,078
Wisconsin Energy Corp.	69,554	3,057,594

		26,125,560

Electronic Components - Misc. — 2.2%
Flextronics International, Ltd.†	1,125,176	10,070,325
Jabil Circuit, Inc.	315,046	5,831,502
Plexus Corp.†	95,907	3,946,573
TE Connectivity, Ltd.	20,255	1,186,538

		21,034,938

Electronic Components - Semiconductors — 4.2%
Avago Technologies, Ltd.	198,335	12,237,269
Fairchild Semiconductor International, Inc.†	493,300	6,945,664
Infineon Technologies AG	165,000	1,872,101
LSI Corp.	241,850	2,682,117
Microsemi Corp.†	266,900	6,154,714
ON Semiconductor Corp.†	213,632	1,995,323
Skyworks Solutions, Inc.†	234,100	8,301,186

		40,188,374

Electronic Parts Distribution — 0.8%
Avnet, Inc.	53,896	2,346,093
Rexel SA	206,646	5,218,348

		7,564,441

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 0.3%
Allegion PLC†	3,333	$181,149
Tyco International, Ltd.	53,200	2,243,976

		2,425,125

Engineering/R&D Services — 0.7%
Fluor Corp.	22,376	1,738,391
KBR, Inc.	161,100	4,449,582
McDermott International, Inc.†	110,000	916,300

		7,104,273

Entertainment Software — 0.2%
Activision Blizzard, Inc.	83,243	1,610,752

Finance - Consumer Loans — 0.4%
Santander Consumer USA Holdings, Inc.†	102,600	2,598,858
SLM Corp.	70,184	1,680,205

		4,279,063

Finance - Credit Card — 0.4%
Discover Financial Services	64,601	3,706,805

Finance - Investment Banker/Broker — 1.8%
Charles Schwab Corp.	55,887	1,481,564
LPL Financial Holdings, Inc.	139,600	7,493,728
Raymond James Financial, Inc.	63,753	3,364,883
TD Ameritrade Holding Corp.	136,850	4,574,896

		16,915,071

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food - Meat Products — 0.2%
Tyson Foods, Inc., Class A	56,663	2,235,355

Food - Misc./Diversified — 1.0%
Ebro Foods SA	193,085	4,254,917
Ingredion, Inc.	84,800	5,583,232

		9,838,149

Gas - Distribution — 0.8%
UGI Corp.	176,511	7,888,277

Home Decoration Products — 1.1%
Newell Rubbermaid, Inc.	328,960	10,562,906

Human Resources — 1.1%
Manpowergroup, Inc.	35,204	2,751,545
Robert Half International, Inc.	78,615	3,218,498
TrueBlue, Inc.†	176,600	5,029,568

		10,999,611

Identification Systems — 0.6%
Brady Corp., Class A	107,397	2,872,870
Checkpoint Systems, Inc.†	169,638	2,485,196

		5,358,066

Instruments - Controls — 1.0%
Honeywell International, Inc.	84,900	8,017,956
Sensata Technologies Holding NV†	29,100	1,182,624

		9,200,580

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	68,410	3,294,626

Insurance - Life/Health — 1.6%
Principal Financial Group, Inc.	29,677	1,345,852
Symetra Financial Corp.	40,101	789,989
Torchmark Corp.	40,476	3,137,295
Unum Group	280,533	9,756,938

		15,030,074

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 1.3%
Allstate Corp.	36,420	$1,976,149
Loews Corp.	30,068	1,307,357
XL Group PLC	303,600	9,229,440

		12,512,946

Insurance - Property/Casualty — 1.0%
Alleghany Corp.†	5,934	2,287,557
Arch Capital Group, Ltd.†	13,314	747,182
Hanover Insurance Group, Inc.	114,000	6,707,760

		9,742,499

Insurance - Reinsurance — 1.8%
Argo Group International Holdings, Ltd.	86,200	3,804,868
Axis Capital Holdings, Ltd.	32,180	1,414,955
Reinsurance Group of America, Inc.	154,487	11,893,954

		17,113,777

Internet Security — 0.1%
Symantec Corp.	33,017	709,205

Leisure Products — 0.2%
Brunswick Corp.	49,549	2,219,300

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	24,374	3,437,953

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	161,100	7,046,514

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	25,000	1,375,000

Machinery - General Industrial — 0.4%
Albany International Corp., Class A	77,839	2,808,431
IDEX Corp.	18,000	1,351,260

		4,159,691

Machinery - Pumps — 0.3%
Flowserve Corp.	39,962	3,245,314

Medical Instruments — 0.1%
Boston Scientific Corp.†	84,504	1,107,002

Medical Labs & Testing Services — 0.1%
ICON PLC†	27,191	1,273,626

Medical Products — 0.3%
CareFusion Corp.†	77,301	3,133,010

Medical - Drugs — 2.2%
Almirall SA	569,463	10,014,022
Ono Pharmaceutical Co., Ltd.	64,300	6,362,395
UCB SA	57,848	4,643,139

		21,019,556

Medical - HMO — 0.9%
Cigna Corp.	30,159	2,400,355
WellCare Health Plans, Inc.†	95,500	5,903,810

		8,304,165

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†	49,600	2,058,896

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	37,267	2,528,566
Cardinal Health, Inc.	24,553	1,756,276
McKesson Corp.	18,969	3,358,461

		7,643,303

Metal Processors & Fabrication — 0.5%
Timken Co.	74,465	4,494,707

Security Description	Shares	Value (Note 2)

Metal - Diversified — 0.2%
Molycorp, Inc.†	366,500	$1,913,130

Office Supplies & Forms — 1.1%
ACCO Brands Corp.†	713,000	4,220,960
Avery Dennison Corp.	120,200	5,988,364

		10,209,324

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	21,510	1,132,717

Oil Companies - Exploration & Production — 2.8%
Cobalt International Energy, Inc.†	348,265	6,714,549
Diamondback Energy, Inc.†	75,600	4,863,348
Energen Corp.	30,872	2,483,344
EQT Corp.	21,868	2,236,878
Kosmos Energy, Ltd.†	77,264	848,359
Newfield Exploration Co.†	107,527	3,031,186
Noble Energy, Inc.	22,829	1,569,722
QEP Resources, Inc.	161,248	4,664,905
Rosetta Resources, Inc.†	21,226	941,797

		27,354,088

Oil Companies - Integrated — 0.1%
Marathon Oil Corp.	34,511	1,156,119

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	21,905	1,403,234

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	49,400	2,251,158
Marathon Petroleum Corp.	19,960	1,676,640
Tesoro Corp.	20,137	1,027,188

		4,954,986

Oil - Field Services — 0.7%
Trican Well Service, Ltd.	396,800	5,013,304
Weatherford International, Ltd.†	100,000	1,667,000

		6,680,304

Paper & Related Products — 0.4%
International Paper Co.	46,154	2,256,469
Xerium Technologies, Inc.†	80,000	1,260,000

		3,516,469

Pharmacy Services — 0.4%
Omnicare, Inc.	60,328	3,553,319

Pipelines — 0.1%
Boardwalk Pipeline Partners LP	100,000	1,231,000

Power Converter/Supply Equipment — 1.1%
Hubbell, Inc., Class B	91,266	10,909,938

Real Estate Investment Trusts — 4.7%
American Assets Trust, Inc.	162,525	5,374,702
Blackstone Mortgage Trust, Inc., Class A	197,600	5,724,472
Boston Properties, Inc.	25,806	2,901,369
BRE Properties, Inc.	27,444	1,695,216
Equity Lifestyle Properties, Inc.	144,000	5,796,000
Equity Residential	50,424	2,948,291
Extra Space Storage, Inc.	119,400	5,862,540
Kimco Realty Corp.	115,781	2,577,285
Macerich Co.	30,712	1,846,712
Plum Creek Timber Co., Inc.	121,200	5,246,748
Regency Centers Corp.	32,749	1,662,667
SL Green Realty Corp.	20,305	2,016,896
Ventas, Inc.	20,587	1,285,246

		44,938,144

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development — 0.5%
Forest City Enterprises, Inc., Class A†	232,555	$4,530,171

Rental Auto/Equipment — 0.5%
Avis Budget Group, Inc.†	94,200	4,426,458

Retail - Apparel/Shoe — 1.7%
Ascena Retail Group, Inc.†	229,000	4,188,410
Express, Inc.†	327,400	5,988,146
Finish Line, Inc., Class A	153,000	4,134,060
Foot Locker, Inc.	40,886	1,705,355
Ross Stores, Inc.	10,666	776,485

		16,792,456

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	20,130	575,718

Retail - Mail Order — 0.1%
Williams-Sonoma, Inc.	15,724	915,766

Retail - Office Supplies — 0.6%
Staples, Inc.	410,500	5,578,695

Retail - Regional Department Stores — 0.4%
Macy’s, Inc.	57,507	3,327,355
Stage Stores, Inc.	50,000	990,000

		4,317,355

Retail - Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	97,400	4,531,048

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	222,973	7,478,514

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.	173,700	4,667,319

Savings & Loans/Thrifts — 0.4%
EverBank Financial Corp.	213,900	3,833,088

Schools — 0.1%
Apollo Education Group, Inc.†	39,528	1,317,468

Semiconductor Components - Integrated Circuits — 1.8%
Analog Devices, Inc.	39,969	2,031,225
Maxim Integrated Products, Inc.	129,800	4,245,758
NXP Semiconductor NV†	192,700	10,835,521

		17,112,504

Semiconductor Equipment — 1.0%
Brooks Automation, Inc.	202,500	2,099,925
LTX-Credence Corp.†	223,234	2,259,128
Teradyne, Inc.	247,500	5,019,300

		9,378,353

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	30,432	3,083,675

Steel - Producers — 0.6%
Carpenter Technology Corp.	94,300	5,577,845

Steel - Specialty — 0.2%
Universal Stainless & Alloy Products, Inc.†	52,202	1,724,232

Telecom Services — 0.3%
Amdocs, Ltd.	60,742	2,701,804

Telecommunication Equipment — 0.2%
Harris Corp.	29,565	2,182,488

Television — 0.3%
CBS Corp., Class B	45,638	3,061,397

Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A†	82,000	1,876,980

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 0.1%
Lorillard, Inc.	26,870	$1,318,242

Tools - Hand Held — 0.7%
Stanley Black & Decker, Inc.	85,931	7,135,710

Total Long-Term Investment Securities
(cost $660,342,418)		915,011,944

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
SSgA Money Market Fund
(cost $3,582,690)	3,582,690	3,582,690

REPURCHASE AGREEMENTS — 4.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $5,832,000 and collateralized by $6,545,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,010,116	$5,832,000	5,832,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $35,964,000 and collateralized by $39,950,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $36,685,126	35,964,000	35,964,000

Total Repurchase Agreements
(cost $41,796,000)		41,796,000

TOTAL INVESTMENTS
(cost $705,721,108)(3)	100.1%	960,390,634
Liabilities in excess of other assets	(0.1)	(563,996)

NET ASSETS —	100.0%	$959,826,638

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $8,414 representing 0.00% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Finance - Other Services	$—	$—	$8,414	$8,414
Other Industries*	915,003,530	—	—	915,003,530
Short-Term Investment Securities:
Registered Investment Companies	3,582,690	—	—	3,582,690
Repurchase Agreements	—	41,796,000	—	41,796,000

Total	$918,586,220	$41,796,000	$8,414	$960,390,634

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.8%
Fixed Income Investment Companies	30.8
International Equity Investment Companies	14.3
Real Estate Investment Companies	4.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) — 100.0%
Domestic Equity Investment Companies — 50.8%
VALIC Co. I Blue Chip Growth Fund	1,573,636	$27,554,367
VALIC Co. I Dividend Value Fund	2,957,516	37,649,185
VALIC Co. I Mid Cap Index Fund	1,015,510	27,530,475
VALIC Co. I Mid Cap Strategic Growth Fund	254,263	4,490,287
VALIC Co. I Nasdaq-100 Index Fund	2,116,777	18,204,279
VALIC Co. I Science & Technology Fund	832,933	21,298,107
VALIC Co. I Small Cap Index Fund	1,469,334	31,164,577
VALIC Co. I Small Cap Special Values Fund	792,919	11,005,720
VALIC Co. I Stock Index Fund	2,476,798	82,601,210
VALIC Co. I Value Fund	132,125	1,811,439
VALIC Co. II Capital Appreciation Fund†	1,117,662	17,569,650
VALIC Co. II Large Cap Value Fund†	415,482	6,896,996
VALIC Co. II Mid Cap Growth Fund†	716,631	8,133,758
VALIC Co. II Mid Cap Value Fund†	1,727,536	44,207,652
VALIC Co. II Small Cap Growth Fund†	363,571	7,035,100
VALIC Co. II Small Cap Value Fund†	1,201,196	21,861,759

Total Domestic Equity Investment Companies
(cost $283,005,637)		369,014,561

Fixed Income Investment Companies — 30.8%
VALIC Co. I Capital Conservation Fund	709,931	6,857,934
VALIC Co. I Government Securities Fund	904,946	9,565,281
VALIC Co. I Inflation Protected Fund	973,055	10,713,337
VALIC Co. II Core Bond Fund†	9,801,149	108,400,709
VALIC Co. II High Yield Bond Fund†	4,711,264	38,302,573
VALIC Co. II Strategic Bond Fund†	4,180,553	49,623,161

Total Fixed Income Investment Companies
(cost $217,740,344)		223,462,995

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 14.3%
VALIC Co. I Emerging Economies Fund	3,759,110	$28,644,419
VALIC Co. I Foreign Value Fund	2,285,781	25,646,464
VALIC Co. I International Equities Fund	4,790,270	34,729,457
VALIC Co. I International Growth Fund	1,050,806	14,658,742

Total International Equity Investment Companies
(cost $98,598,891)		103,679,082

Real Estate Investment Companies — 4.1%
VALIC Co. I Global Real Estate Fund (cost $29,650,157)	3,673,999	29,759,393

TOTAL INVESTMENTS
(cost $628,995,029)(2)	100.0%	725,916,031
Other assets less liabilities	0.0	56,230

NET ASSETS —	100.0%	$725,972,261

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$369,014,561	$—	$—	$369,014,561
Fixed Income Investment Companies	223,462,995	—	—	223,462,995
International Equity Investment Companies	103,679,082	—	—	103,679,082
Real Estate Investment Companies	29,759,393	—	—	29,759,393

Total	$725,916,031	$—	$—	$725,916,031

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

U.S. Government Agencies	33.3%
Commercial Banks	20.7
Banks — Super Regional	12.4
U.S. Government Treasuries	9.8
Diversified Banking Institutions	7.9
Finance Investment Banker/Broker Money Center Banks	4.6 4.6
Diversified Financial Services	3.6
Repurchase Agreements	2.7
Banks — Fiduciary	1.6

101.2%

Weighted Average Days to Maturity	38.3

Credit Quality@#

Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.5%
Certificates of Deposit — 27.4%
Citibank NA 0.20% due 03/19/2014	$5,000,000	$5,000,000
Deutsche Bank AG NY FRS 0.44% due 03/18/2014	3,500,000	3,500,000
Nordea Bank Finland PLC NY 0.22% due 03/12/2014	3,650,000	3,650,000
Rabobank Nederland NV NY FRS 0.28% due 09/03/2014	1,300,000	1,300,000
Rabobank Nederland NV NY FRS 0.28% due 02/05/2015	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.32% due 12/23/2014	4,000,000	4,000,000
Royal Bank of Canada NY FRS 0.25% due 10/17/2014	1,500,000	1,500,000
Royal Bank of Canada NY FRS 0.27% due 06/17/2014	3,500,000	3,500,210
Royal Bank of Canada NY FRS 0.33% due 04/04/2014	3,800,000	3,800,000
Svenska Handelsbanken NY 0.21% due 05/27/2014	4,650,000	4,650,056
Svenska Handelsbanken NY FRS 0.41% due 11/17/2014	3,500,000	3,504,362
UBS AG Stamford CT FRS 0.24% due 10/24/2014	4,250,000	4,250,000
Wells Fargo Bank NA FRS 0.20% due 12/01/2014	3,400,000	3,400,000
Wells Fargo Bank NA FRS 0.23% due 02/04/2015	4,220,000	4,220,000

Total Certificates of Deposit
(cost $49,774,628)		49,774,628

Commercial Paper — 19.6%
BNP Paribas Finance, Inc. 0.05% due 03/03/2014	8,300,000	8,299,977
Credit Agricole North America, Inc. 0.10% due 03/03/2014	8,300,000	8,299,954
General Electric Capital Corp. FRS 0.94% due 04/24/2014	1,350,000	1,351,559
General Electric Capital Corp. 2.15% due 01/09/2015	2,750,000	2,794,140
JPMorgan Chase & Co. FRS 0.21% due 03/04/2014*	3,550,000	3,550,000
Lloyds TSB Bank PLC 0.05% due 03/06/2014	8,300,000	8,299,942
State Street Boston Corp. 0.19% due 07/08/2014	3,000,000	2,997,958

Total Commercial Paper
(cost $35,593,530)		35,593,530

U.S. Corporate Bonds & Notes — 8.4%
Bank of America NA 0.21% due 05/07/2014	3,000,000	3,000,000
Bank of America NA 0.25% due 06/03/2014	4,200,000	4,200,328
Citigroup, Inc. FRS 0.37% due 03/07/2014	1,170,000	1,169,967
General Electric Capital Corp. FRS 0.87% due 04/07/2014	2,400,000	2,401,722
JPMorgan Chase Bank NA FRS 0.32% due 03/06/2015	2,700,000	2,700,000
JPMorgan Chase & Co. FRS 0.99% due 05/02/2014	1,800,000	1,802,100

Total Corporate Bonds & Notes
(cost $15,274,117)		15,274,117

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies — 33.3%
Federal Farm Credit Bank 0.09% due 03/24/2014	$2,000,000	$1,999,885
Federal Farm Credit Bank FRS
0.05% due 05/13/2014	1,500,000	1,499,877
0.07% due 07/01/2014	1,450,000	1,449,877
0.11% due 03/18/2014	1,500,000	1,500,008
0.11% due 11/24/2014	3,550,000	3,550,143
0.12% due 06/03/2014	200,000	200,015
0.12% due 06/06/2014	400,000	400,032
0.13% due 02/23/2015	3,300,000	3,299,821
0.18% due 09/29/2014	2,750,000	2,751,296
0.21% due 03/26/2014	3,950,000	3,950,098
0.25% due 06/11/2014	4,250,000	4,251,577
0.25% due 07/14/2014	355,000	355,200
0.28% due 10/14/2014	1,500,000	1,501,695
Federal Home Loan Bank
0.05% due 05/07/2014	2,000,000	1,999,819
0.06% due 04/01/2014	4,000,000	3,999,793
0.07% due 04/17/2014	2,000,000	1,999,817
0.10% due 08/04/2014	1,700,000	1,699,922
0.12% due 04/29/2014	3,300,000	3,299,351
0.15% due 09/16/2014	1,900,000	1,898,425
0.18% due 06/19/2014	1,500,000	1,499,175
0.18% due 06/26/2014	1,250,000	1,249,269
Federal Home Loan Bank FRS
0.09% due 08/22/2014	2,500,000	2,499,769
0.09% due 09/02/2014	2,750,000	2,749,930
0.10% due 06/06/2014	200,000	199,998
0.11% due 04/01/2014	1,000,000	1,000,017
0.14% due 06/25/2014	2,750,000	2,750,459
Federal National Mtg. Assoc.
0.11% due 07/02/2014	3,400,000	3,398,722
2.50% due 05/15/2014	480,000	482,281
Federal National Mtg. Assoc. FRS
0.26% due 03/04/2014	600,000	600,007
0.36% due 06/23/2014	2,380,000	2,381,870

Total U.S. Government Agencies
(cost $60,418,148)		60,418,148

U.S. Government Treasuries — 9.8%
United States Treasury Bills
0.01% due 03/20/2014	3,500,000	3,499,977
0.02% due 04/17/2014	7,000,000	6,999,808
0.04% due 03/27/2014	3,000,000	2,999,919
0.09% due 04/24/2014	4,250,000	4,249,426

Total U.S. Government Treasuries
(cost $17,749,130)		17,749,130

Total Short-Term Investment Securities — 98.5%
(amortized cost $178,809,553)		178,809,553

REPURCHASE AGREEMENT — 2.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,995,000)	4,995,000	4,995,000

TOTAL INVESTMENTS
(amortized cost $183,804,553)(2)	101.2%	183,804,553
Liabilities in excess of other assets	(1.2)	(2,198,116)

NET ASSETS —	100.0%	$181,606,437

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $3,550,000 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 28, 2014 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$49,774,628	$—	$49,774,628
Commercial Paper	—	35,593,530	—	35,593,530
U.S. Corporate Bonds & Notes	—	15,274,117	—	15,274,117
U.S. Government Agencies	—	60,418,148	—	60,418,148
U.S. Government Treasuries	—	17,749,130	—	17,749,130
Repurchase Agreement	—	4,995,000	—	4,995,000

Total	$—	$183,804,553	$—	$183,804,553

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	5.7%
Machinery — General Industrial	3.2
Networking Products	3.0
Building & Construction Products — Misc.	2.6
Applications Software	2.5
Medical — Drugs	2.4
Computer Software	2.4
Distribution/Wholesale	2.3
Retail — Automobile	2.2
Enterprise Software/Service	2.2
Instruments — Scientific	2.2
Real Estate Investment Trusts	2.1
Transport — Truck	2.1
Electronic Components — Semiconductors	2.0
Lighting Products & Systems	2.0
Investment Management/Advisor Services	1.9
Healthcare Safety Devices	1.8
Oil Companies — Exploration & Production	1.8
Oil Field Machinery & Equipment	1.8
Patient Monitoring Equipment	1.7
Internet Application Software	1.7
E-Marketing/Info	1.6
Footwear & Related Apparel	1.6
Medical Imaging Systems	1.5
Wireless Equipment	1.4
Airlines	1.4
Time Deposits	1.4
E-Commerce/Services	1.4
Retail — Misc./Diversified	1.4
Medical — Hospitals	1.4
Retail — Apparel/Shoe	1.3
Commercial Services	1.3
Aerospace/Defense — Equipment	1.3
Internet Incubators	1.3
Machinery — Pumps	1.3
Power Converter/Supply Equipment	1.2
Advanced Materials	1.2
Transport — Marine	1.1
Retirement/Aged Care	1.1
Banks — Commercial	1.1
Diversified Manufacturing Operations	1.1
Retail — Building Products	1.1
Internet Telephone	1.0
Leisure Products	1.0
Web Portals/ISP	0.9
Retail — Catalog Shopping	0.9
Computer Graphics	0.9
Retail — Restaurants	0.9
Medical — HMO	0.8
MRI/Medical Diagnostic Imaging	0.8
Investment Companies	0.8
Data Processing/Management	0.8
Insurance — Property/Casualty	0.8
Savings & Loans/Thrifts	0.8
Transport — Services	0.8
Medical Instruments	0.8
Real Estate Management/Services	0.8
Therapeutics	0.8
Medical Products	0.7
Semiconductor Components — Integrated Circuits	0.7
Telecom Equipment — Fiber Optics	0.7
Diagnostic Equipment	0.6
Casino Services	0.6
Oil Refining & Marketing	0.6
Apparel Manufacturers	0.6
Drug Delivery Systems	0.6
Human Resources	0.5
Home Furnishings	0.5
Food — Misc./Diversified	0.5

Computers — Memory Devices	0.5%
Building — Residential/Commercial	0.5
E-Commerce/Products	0.5
Internet Connectivity Services	0.4
Research & Development	0.4
Finance — Investment Banker/Broker	0.3
Food — Retail	0.1
Miscellaneous Manufacturing	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advanced Materials — 1.2%
Hexcel Corp.†	33,956	$1,528,020

Aerospace/Defense - Equipment — 1.3%
HEICO Corp.	26,133	1,625,211

Airlines — 1.4%
Spirit Airlines, Inc.†	32,106	1,813,347

Apparel Manufacturers — 0.6%
Vince Holding Corp.†	27,713	748,251

Applications Software — 2.5%
Demandware, Inc.†	15,988	1,200,859
Imperva, Inc.†	21,629	1,355,489
Infoblox, Inc.†	29,144	672,644

		3,228,992

Banks - Commercial — 1.1%
Signature Bank†	10,371	1,357,875

Building & Construction Products - Misc. — 2.6%
Fortune Brands Home & Security, Inc.	34,978	1,634,872
Trex Co., Inc.†	22,023	1,722,639

		3,357,511

Building - Residential/Commercial — 0.5%
TRI Pointe Homes, Inc.†	32,363	589,654

Casino Services — 0.6%
Scientific Games Corp., Class A†	59,290	794,486

Commercial Services — 1.3%
CoStar Group, Inc.†	8,432	1,695,169

Computer Graphics — 0.9%
Tableau Software, Inc., Class A†	11,661	1,100,099

Computer Software — 2.4%
Cornerstone OnDemand, Inc.†	18,533	1,081,957
Envestnet, Inc.†	45,600	1,907,904

		2,989,861

Computers - Memory Devices — 0.5%
Nimble Storage, Inc.†	12,680	608,767

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	15,063	1,037,539

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	64,610	805,041

Distribution/Wholesale — 2.3%
Pool Corp.	21,987	1,285,360
Watsco, Inc.	17,265	1,698,531

		2,983,891

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	17,022	1,350,185

Drug Delivery Systems — 0.6%
Nektar Therapeutics†	58,220	746,963

E-Commerce/Products — 0.5%
Blue Nile, Inc.†	16,483	580,037

E-Commerce/Services — 1.4%
ChannelAdvisor Corp.†	26,662	1,209,921
OpenTable, Inc.†	7,475	595,683

		1,805,604

E-Marketing/Info — 1.6%
Marketo, Inc.†	26,132	1,071,412
ReachLocal, Inc.†	95,610	1,011,554

		2,082,966

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.0%
Cavium, Inc.†	31,308	$1,319,006
Inphi Corp.†	96,397	1,267,621

		2,586,627

Enterprise Software/Service — 2.2%
Guidewire Software, Inc.†	25,093	1,345,236
Rally Software Development Corp.†	38,591	767,575
Veeva Systems, Inc., Class A†	20,565	725,944

		2,838,755

Finance - Investment Banker/Broker — 0.3%
FXCM, Inc., Class A	26,266	442,582

Food - Misc./Diversified — 0.5%
Annie’s, Inc.†	16,295	610,737

Food - Retail — 0.1%
Fairway Group Holdings Corp.†	11,149	86,962

Footwear & Related Apparel — 1.6%
Skechers U.S.A., Inc., Class A†	33,705	1,136,870
Wolverine World Wide, Inc.	32,551	858,044

		1,994,914

Healthcare Safety Devices — 1.8%
Tandem Diabetes Care, Inc.†	31,040	799,280
Unilife Corp.†	317,799	1,471,409

		2,270,689

Home Furnishings — 0.5%
La-Z-Boy, Inc.	25,981	663,555

Human Resources — 0.5%
TrueBlue, Inc.†	23,371	665,606

Instruments - Scientific — 2.2%
FEI Co.	6,573	674,719
Fluidigm Corp.†	45,858	2,148,447

		2,823,166

Insurance - Property/Casualty — 0.8%
Amtrust Financial Services, Inc.	27,262	1,030,504

Internet Application Software — 1.7%
Dealertrack Technologies, Inc.†	26,017	1,406,739
Splunk, Inc.†	7,751	718,905

		2,125,644

Internet Connectivity Services — 0.4%
Boingo Wireless, Inc.†	95,710	556,075

Internet Incubators — 1.3%
HomeAway, Inc.†	35,192	1,614,257

Internet Telephone — 1.0%
BroadSoft, Inc.†	43,330	1,300,333

Investment Companies — 0.8%
PennantPark Investment Corp.	90,726	1,037,905

Investment Management/Advisor Services — 1.9%
Cohen & Steers, Inc.	25,237	954,211
Financial Engines, Inc.	26,334	1,488,134

		2,442,345

Leisure Products — 1.0%
Brunswick Corp.	27,078	1,212,824

Lighting Products & Systems — 2.0%
Acuity Brands, Inc.	17,889	2,523,243

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 3.2%
DXP Enterprises, Inc.†	12,022	$1,223,359
Middleby Corp.†	9,700	2,876,632

		4,099,991

Machinery - Pumps — 1.3%
Graco, Inc.	20,505	1,600,005

Medical Imaging Systems — 1.5%
Novadaq Technologies, Inc.†	92,667	1,890,407

Medical Instruments — 0.8%
Bruker Corp.†	42,393	964,017

Medical Products — 0.7%
Syneron Medical, Ltd.†	84,930	944,422

Medical - Biomedical/Gene — 5.7%
Acceleron Pharma, Inc.†	15,587	731,498
Aegerion Pharmaceuticals, Inc.†	14,692	804,534
AMAG Pharmaceuticals, Inc.†	28,861	598,289
Exact Sciences Corp.†	37,925	510,091
Exelixis, Inc.†	40,090	283,035
Halozyme Therapeutics, Inc.†	57,343	807,963
Insmed, Inc.†	24,623	492,706
Intercept Pharmaceuticals, Inc.†	1,222	501,631
InterMune, Inc.†	15,070	452,703
Intrexon Corp.†	16,400	426,072
Isis Pharmaceuticals, Inc.†	12,165	620,415
Puma Biotechnology, Inc.†	8,240	957,982

		7,186,919

Medical - Drugs — 2.4%
ACADIA Pharmaceuticals, Inc.†	29,297	829,105
Chimerix, Inc.†	34,201	684,020
Keryx Biopharmaceuticals, Inc.†	41,306	662,961
Sagent Pharmaceuticals, Inc.†	25,307	535,496
Synta Pharmaceuticals Corp.†	64,126	396,299

		3,107,881

Medical - HMO — 0.8%
WellCare Health Plans, Inc.†	17,505	1,082,159

Medical - Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	35,917	1,775,736

Miscellaneous Manufacturing — 0.1%
Movado Group, Inc.	2,017	79,409

MRI/Medical Diagnostic Imaging — 0.8%
Imris, Inc.†	148,530	378,751
Surgical Care Affiliates, Inc.†	22,890	696,314

		1,075,065

Networking Products — 3.0%
Fortinet, Inc.†	27,332	632.736
Gigamon, Inc.†	48,050	1,516,458
Infinera Corp.†	69,507	578,298
Palo Alto Networks, Inc.†	14,395	1,024,204

		3,751,696

Oil Companies - Exploration & Production — 1.8%
Laredo Petroleum, Inc.†	48,120	1,255,451
Oasis Petroleum, Inc.†	23,210	1,011,259

		2,266,710

Oil Field Machinery & Equipment — 1.8%
Dril-Quip, Inc.†	13,925	1,497,773
Forum Energy Technologies, Inc.†	29,651	767,961

		2,265,734

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.6%
Delek US Holdings, Inc.	27,983	$776,808

Patient Monitoring Equipment — 1.7%
Insulet Corp.†	45,871	2,174,744

Power Converter/Supply Equipment — 1.2%
Generac Holdings, Inc.	26,900	1,532,493

Real Estate Investment Trusts — 2.1%
CubeSmart	33,713	590,315
Douglas Emmett, Inc.	21,294	573,447
EastGroup Properties, Inc.	9,014	559,228
Glimcher Realty Trust	46,257	450,081
Highwoods Properties, Inc.	13,801	520,436

		2,693,507

Real Estate Management/Services — 0.8%
RE/MAX Holdings, Inc., Class A†	31,232	956,324

Research & Development — 0.4%
Arrowhead Research Corp.†	23,700	460,728

Retail - Apparel/Shoe — 1.3%
Francesca’s Holdings Corp.†	43,664	854,504
Vera Bradley, Inc.†	31,957	846,861

		1,701,365

Retail - Automobile — 2.2%
Asbury Automotive Group, Inc.†	14,796	752,229
Penske Automotive Group, Inc.	19,608	848,830
Rush Enterprises, Inc., Class A†	43,313	1,238,752

		2,839,811

Retail - Building Products — 1.1%
Lumber Liquidators Holdings, Inc.†	12,457	1,336,387

Retail - Catalog Shopping — 0.9%
MSC Industrial Direct Co., Class A	13,050	1,126,606

Retail - Misc./Diversified — 1.4%
Container Store Group, Inc.†	14,840	531,420
Five Below, Inc.†	32,753	1,262,301

		1,793,721

Retail - Restaurants — 0.9%
Noodles & Co.†	27,402	1,090,874

Retirement/Aged Care — 1.1%
Emeritus Corp.†	43,137	1,360,110

Savings & Loans/Thrifts — 0.8%
BofI Holding, Inc.†	10,739	999,801

Semiconductor Components - Integrated Circuits — 0.7%
Hittite Microwave Corp.	14,861	876,502

Telecom Equipment - Fiber Optics — 0.7%
Ciena Corp.†	33,815	830,835

Therapeutics — 0.8%
Portola Pharmaceuticals, Inc.†	24,114	588,140
Threshold Pharmaceuticals, Inc.†	89,700	448,500

		1,036,640

Transport - Marine — 1.1%
Kirby Corp.†	13,089	1,369,240

Transport - Services — 0.8%
XPO Logistics, Inc.†	30,800	968,352

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Truck — 2.1%
Marten Transport, Ltd.	39,448	$768,842
Old Dominion Freight Line, Inc.†	35,496	1,889,807

		2,658,649

Web Portals/ISP — 0.9%
Trulia, Inc.†	39,868	1,194,445

Wireless Equipment — 1.4%
Aruba Networks, Inc.†	47,808	980,542
Ruckus Wireless, Inc.†	60,647	849,058

		1,829,600

Total Long-Term Investment Securities
(cost $93,001,508)		125,353,885

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposits — 1.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/03/2014 (cost $1,811,000)	$1,811,000	1,811,000

TOTAL INVESTMENTS
(cost $94,812,508)(1)	100.1%	127,164,885
Liabilities in excess of other assets	(0.1)	(180,469)

NET ASSETS —	100.0%	$126,984,416

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$7,186,919	$—	$—	$7,186,919
Other Industries*	118,166,966	—	—	118,166,966
Short-Term Investment Securities:
Time Deposits	—	1,811,000	—	1,811,000

Total	$125,353,885	$1,811,000	$—	$127,164,885

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Banks — Commercial	11.3%
Real Estate Investment Trusts	10.4
Electric — Integrated	3.6
Repurchase Agreements	3.6
Retail — Apparel/Shoe	2.8
Oil Companies — Exploration & Production	2.8
Human Resources	2.3
Oil — Field Services	1.8
Medical — Biomedical/Gene	1.7
Computers — Integrated Systems	1.7
Machinery — General Industrial	1.6
Medical Instruments	1.5
Auction Houses/Art Dealers	1.5
Engineering/R&D Services	1.5
Finance — Leasing Companies	1.5
Commercial Services — Finance	1.3
Insurance — Life/Health	1.3
Real Estate Management/Services	1.3
Transport — Truck	1.3
Diversified Manufacturing Operations	1.1
Electronic Components — Misc.	1.1
Insurance — Reinsurance	1.1
Retail — Office Supplies	1.1
Auto/Truck Parts & Equipment — Original	1.1
Electronic Components — Semiconductors	1.0
Distribution/Wholesale	1.0
Finance — Consumer Loans	1.0
Finance — Investment Banker/Broker	0.9
Gas — Distribution	0.9
Containers — Paper/Plastic	0.9
Telecommunication Equipment	0.8
Enterprise Software/Service	0.8
Containers — Metal/Glass	0.8
Resorts/Theme Parks	0.8
Printing — Commercial	0.8
Office Furnishings — Original	0.8
Food — Misc./Diversified	0.7
Food — Dairy Products	0.7
Retail — Drug Store	0.7
Building — Residential/Commercial	0.7
Food — Baking	0.7
Retail — Discount	0.7
Computer Services	0.7
Oil Field Machinery & Equipment	0.7
Data Processing/Management	0.6
Paper & Related Products	0.6
Metal Processors & Fabrication	0.6
Aerospace/Defense — Equipment	0.6
Airlines	0.6
Retail — Restaurants	0.6
Diversified Financial Services	0.6
Coal	0.6
Environmental Consulting & Engineering	0.5
Tobacco	0.5
Computers — Memory Devices	0.5
Computer Software	0.5
Medical Sterilization Products	0.5
Retail — Regional Department Stores	0.5
Chemicals — Specialty	0.5
Beverages — Wine/Spirits	0.4
Telecom Services	0.4
Insurance — Property/Casualty	0.4
Engines — Internal Combustion	0.4
Building & Construction Products — Misc.	0.4
Consulting Services	0.4
Footwear & Related Apparel	0.4
Lasers — System/Components	0.4
E-Commerce/Services	0.4
Energy — Alternate Sources	0.3

Savings & Loans/Thrifts	0.3%
Medical — HMO	0.3
Therapeutics	0.3
Oil Refining & Marketing	0.3
Telecom Equipment — Fiber Optics	0.3
Power Converter/Supply Equipment	0.3
Internet Telephone	0.3
Audio/Video Products	0.3
Industrial Automated/Robotic	0.3
Computer Aided Design	0.3
Television	0.3
Semiconductor Equipment	0.3
Internet Application Software	0.3
Investment Companies	0.3
Telephone — Integrated	0.2
Commercial Services	0.2
Machinery — Construction & Mining	0.2
Linen Supply & Related Items	0.2
Real Estate Operations & Development	0.2
Consumer Products — Misc.	0.2
Insurance — Multi-line	0.2
Networking Products	0.2
Oil & Gas Drilling	0.2
Retail — Appliances	0.2
Medical — Outpatient/Home Medical	0.2
Medical — Drugs	0.2
Office Supplies & Forms	0.2
Building Products — Doors & Windows	0.2
Machinery — Farming	0.2
Transport — Marine	0.2
Advertising Services	0.2
Building — Maintenance & Services	0.2
Medical Laser Systems	0.2
Food — Wholesale/Distribution	0.2
Electronic Parts Distribution	0.2
Investment Management/Advisor Services	0.2
Retail — Hair Salons	0.1
Textile — Apparel	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Metal Products — Distribution	0.1
Identification Systems	0.1
Semiconductor Components — Integrated Circuits	0.1
Software Tools	0.1
Physical Therapy/Rehabilitation Centers	0.1
Rubber/Plastic Products	0.1
Multimedia	0.1
Precious Metals	0.1
Electric — Generation	0.1
Steel Pipe & Tube	0.1
Finance — Mortgage Loan/Banker	0.1
Retail — Hypermarkets	0.1
Hotels/Motels	0.1
Water	0.1
Building Products — Air & Heating	0.1
Publishing — Newspapers	0.1
Radio	0.1
Seismic Data Collection	0.1
United States Treasury Notes	0.1
Schools	0.1
Machinery — Material Handling	0.1
Gambling (Non-Hotel)	0.1
Broadcast Services/Program	0.1
Drug Delivery Systems	0.1
Home Furnishings	0.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advertising Services — 0.2%
Sizmek, Inc.†	77,255	$957,189

Aerospace/Defense - Equipment — 0.6%
AAR Corp.	109,900	3,176,110

Airlines — 0.6%
Alaska Air Group, Inc.	7,800	675,792
Republic Airways Holdings, Inc.†	175,318	1,679,546
SkyWest, Inc.	62,180	789,686

		3,145,024

Auction House/Art Dealers — 1.5%
KAR Auction Services, Inc.	267,527	8,336,141

Audio/Video Products — 0.3%
TiVo, Inc.†	119,100	1,607,850

Auto/Truck Parts & Equipment - Original — 1.1%
Dana Holding Corp.	247,500	5,365,800
Superior Industries International, Inc.	34,500	630,660

		5,996,460

Auto/Truck Parts & Equipment - Replacement — 0.1%
Douglas Dynamics, Inc.	46,800	757,224

Banks - Commercial — 11.3%
1st Source Corp.	18,928	590,554
1st United Bancorp, Inc.	4,400	33,880
American National Bankshares, Inc.	1,300	29,198
Associated Banc-Corp.	179,500	2,995,855
Bancfirst Corp.	14,040	772,621
BancorpSouth, Inc.	72,200	1,727,746
Bank of Hawaii Corp.	31,580	1,845,851
Banner Corp.	11,900	472,311
BBCN Bancorp, Inc.	68,220	1,161,104
Bridge Capital Holdings†	3,700	82,214
Capital Bank Financial Corp., Class A†	1,100	25,300
Cascade Bancorp†	4,800	23,424
Cathay General Bancorp	105,860	2,689,902
Center Bancorp, Inc.	4,100	76,301
Central Pacific Financial Corp.	59,500	1,173,935
Century Bancorp, Inc., Class A	1,618	58,086
Chemical Financial Corp.	14,000	412,860
Citizens & Northern Corp.	3,700	73,704
City Holding Co.	28,000	1,239,840
CoBiz Financial, Inc.	18,900	210,924
Columbia Banking System, Inc.	10,573	277,224
Community Bank System, Inc.	26,180	953,737
Community Trust Bancorp, Inc.	21,480	850,608
Cullen/Frost Bankers, Inc.	6,520	486,653
East West Bancorp, Inc.	3,373	120,382
Financial Institutions, Inc.	13,500	297,540
First Bancorp	5,900	107,970
First BanCorp Puerto Rico†	63,700	331,877
First Busey Corp.	57,680	343,196
First Citizens BancShares, Inc., Class A	1,540	345,561
First Commonwealth Financial Corp.	256,000	2,181,120
First Community Bancshares, Inc.	4,700	78,725
First Financial Bancorp	30,098	512,870
First Financial Bankshares, Inc.	7,280	440,294
First Interstate Bancsystem, Inc.	22,500	582,750
First Merchants Corp.	8,780	188,068
FirstMerit Corp.	85,312	1,771,077
FNB Corp.	89,940	1,096,369
Glacier Bancorp, Inc.	41,000	1,137,750
Great Southern Bancorp, Inc.	7,100	203,770
Guaranty Bancorp	5,100	72,012

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Hancock Holding Co.	138,171	$4,761,373
Heartland Financial USA, Inc.	10,540	283,526
Hudson Valley Holding Corp.	10,140	190,531
Lakeland Bancorp, Inc.	11,427	129,125
Lakeland Financial Corp.	5,380	204,440
MainSource Financial Group, Inc.	41,100	709,797
MB Financial, Inc.	23,120	705,854
Metro Bancorp, Inc.†	11,400	223,668
National Penn Bancshares, Inc.	9,100	98,280
OFG Bancorp	108,700	1,739,200
OmniAmerican Bancorp, Inc.	7,300	158,921
Pacific Continental Corp.	15,200	219,336
PacWest Bancorp	30,100	1,306,340
Preferred Bank†	3,500	84,105
Republic Bancorp, Inc., Class A	3,800	91,542
S&T Bancorp, Inc.	4,280	98,740
S.Y. Bancorp, Inc.	2,400	71,616
Seacoast Banking Corp. of Florida†	5,540	59,721
Sierra Bancorp	3,320	54,149
Simmons First National Corp., Class A	14,520	517,348
Southside Bancshares, Inc.	6,000	177,180
Southwest Bancorp, Inc.	33,680	592,431
Sterling Financial Corp.	60,400	1,912,868
Suffolk Bancorp†	3,420	68,981
Susquehanna Bancshares, Inc.	141,200	1,544,728
SVB Financial Group†	10,920	1,374,937
Talmer Bancorp, Inc., Class A†	12,200	169,336
TCF Financial Corp.	85,140	1,372,457
Tompkins Financial Corp.	7,648	370,240
Trustmark Corp.	27,800	670,814
UMB Financial Corp.	36,160	2,254,214
Umpqua Holdings Corp.	238,100	4,231,037
Union First Market Bankshares Corp.	89,219	2,257,241
Univest Corp. of Pennsylvania	3,100	59,737
Valley National Bancorp.	11,935	120,305
Washington Banking Co.	1,500	27,630
Washington Trust Bancorp, Inc.	7,380	259,702
Webster Financial Corp.	21,600	668,952
West Bancorporation, Inc.	8,080	119,988
Westamerica Bancorporation	26,524	1,333,627
Wilshire Bancorp, Inc.	93,820	952,273
Zions Bancorporation	91,640	2,859,168

		63,180,621

Beverages - Wine/Spirits — 0.4%
Treasury Wine Estates, Ltd. ADR	699,000	2,453,490

Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	8,800	375,584

Building & Construction Products - Misc. — 0.4%
Gibraltar Industries, Inc.†	85,480	1,575,397
Trex Co., Inc.†	6,878	537,997

		2,113,394

Building Products - Air & Heating — 0.1%
Comfort Systems USA, Inc.	27,100	445,253

Building Products - Doors & Windows — 0.2%
PGT, Inc.†	85,300	988,627

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	27,100	224,659

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	16,200	182,898

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	33,900	$956,997

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	2,700	211,815

Building - Residential/Commercial — 0.7%
Taylor Morrison Home Corp., Class A†	159,500	4,006,640

Casino Services — 0.0%
Scientific Games Corp., Class A†	6,300	84,420

Chemicals - Specialty — 0.5%
Minerals Technologies, Inc.	47,260	2,528,410

Closed - End Funds — 0.0%
Firsthand Technology Value Fund, Inc.	4,900	117,061

Coal — 0.6%
Alpha Natural Resources, Inc.†	141,900	762,003
Arch Coal, Inc.	62,600	285,456
SunCoke Energy, Inc.†	19,400	432,232
Walter Energy, Inc.	146,000	1,575,340

		3,055,031

Coffee — 0.0%
Farmer Bros. Co.†	4,600	96,968

Commercial Services — 0.2%
Convergys Corp.	24,100	493,327
PHH Corp.†	23,880	621,596
Providence Service Corp.†	8,500	226,015

		1,340,938

Commercial Services - Finance — 1.3%
Euronet Worldwide, Inc.†	23,400	895,284
EVERTEC, Inc.	209,111	5,073,033
Global Cash Access Holdings, Inc.†	60,820	510,888
Green Dot Corp., Class A†	9,600	193,440
Vantiv, Inc., Class A†	15,500	493,365
Xoom Corp.†	3,400	95,302

		7,261,312

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	32,458	1,523,903

Computer Data Security — 0.0%
Varonis Systems Inc.†	4,000	176,000

Computer Services — 0.7%
CACI International, Inc., Class A†	15,175	1,196,245
Insight Enterprises, Inc.†	21,200	487,176
Unisys Corp.†	56,946	1,948,692

		3,632,113

Computer Software — 0.5%
Avid Technology, Inc.†	405,200	2,674,320

Computers - Integrated Systems — 1.7%
Diebold, Inc.	90,550	3,385,665
VeriFone Systems, Inc.†	218,230	6,317,758

		9,703,423

Computers - Memory Devices — 0.5%
Spansion, Inc., Class A†	163,800	2,671,578
Violin Memory, Inc.†	6,700	29,145

		2,700,723

Consulting Services — 0.4%
CoreLogic, Inc.†	27,406	893,436
FTI Consulting, Inc.†	41,000	1,196,790

		2,090,226

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.2%
Blyth, Inc.	26,484	$259,013
Central Garden and Pet Co., Class A†	80,860	595,130
CSS Industries, Inc.	16,700	450,900

		1,305,043

Containers - Metal/Glass — 0.8%
Silgan Holdings, Inc.	95,250	4,592,003

Containers - Paper/Plastic — 0.9%
Berry Plastics Group, Inc.†	150,000	3,649,500
Graphic Packaging Holding Co.†	121,710	1,246,310

		4,895,810

Data Processing/Management — 0.6%
CSG Systems International, Inc.	46,242	1,294,776
Fair Isaac Corp.	12,320	661,954
Schawk, Inc.	115,000	1,607,700

		3,564,430

Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	16,100	117,852

Distribution/Wholesale — 1.0%
ScanSource, Inc.†	19,900	781,274
United Stationers, Inc.	112,000	4,774,560

		5,555,834

Diversified Financial Services — 0.6%
DFC Global Corp.†	53,557	440,774
Ladder Capital Corp., Class A†	154,500	2,626,500

		3,067,274

Diversified Manufacturing Operations — 1.1%
Federal Signal Corp.†	38,500	494,725
Harsco Corp.	124,000	3,114,880
Leggett & Platt, Inc.	18,398	589,656
Lydall, Inc.†	6,000	121,560
Standex International Corp.	17,200	951,332
Tredegar Corp.	45,060	1,122,445

		6,394,598

Diversified Operations — 0.0%
Resource America, Inc., Class A	6,900	65,274

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†	11,500	309,695

E-Commerce/Products — 0.0%
Chegg, Inc.†	16,400	103,320

E-Commerce/Services — 0.4%
Orbitz Worldwide, Inc.†	91,200	880,992
United Online, Inc.	98,800	1,107,548

		1,988,540

Electric - Generation — 0.1%
Atlantic Power Corp.	215,500	560,300

Electric - Integrated — 3.6%
Avista Corp.	66,480	1,967,808
El Paso Electric Co.	57,300	2,019,825
NorthWestern Corp.	54,618	2,509,151
Pike Corp.†	452,470	4,696,639
PNM Resources, Inc.	27,400	716,510
Portland General Electric Co.	118,700	3,774,660
Unitil Corp.	10,000	314,800
UNS Energy Corp.	19,540	1,182,365

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Integrated (continued)
Westar Energy, Inc.	83,500	$2,857,370

		20,039,128

Electronic Components - Misc. — 1.1%
Bel Fuse, Inc., Class B	12,029	228,551
Benchmark Electronics, Inc.†	74,921	1,786,117
Jabil Circuit, Inc.	185,597	3,435,400
Stoneridge, Inc.†	47,900	527,379
Vishay Intertechnology, Inc.	27,300	386,022

		6,363,469

Electronic Components - Semiconductors — 1.0%
Amkor Technology, Inc.†	41,000	242,720
DSP Group, Inc.†	54,180	458,363
First Solar, Inc.†	19,900	1,135,693
GSI Technology, Inc.†	13,500	91,935
International Rectifier Corp.†	82,700	2,228,765
IXYS Corp.	12,800	141,056
QLogic Corp.†	78,100	891,902
Richardson Electronics, Ltd.	11,200	123,088
Supertex, Inc.†	8,700	286,491

		5,600,013

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	15,218	876,557

Electronics - Military — 0.0%
API Technologies Corp.†	11,000	30,580

Energy - Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc.	51,200	1,353,216
REX American Resources Corp.†	12,200	581,696

		1,934,912

Engineering/R&D Services — 1.5%
Argan, Inc.	20,200	577,518
EMCOR Group, Inc.	136,498	6,385,376
Engility Holdings, Inc.†	27,900	1,164,267
VSE Corp.	4,200	202,860

		8,330,021

Engines - Internal Combustion — 0.4%
Briggs & Stratton Corp.	94,000	2,141,320

Enterprise Software/Service — 0.8%
Digital River, Inc.†	42,200	749,894
Informatica Corp.†	83,500	3,470,260
Veeva Systems, Inc., Class A†	12,800	451,840

		4,671,994

Environmental Consulting & Engineering — 0.5%
Tetra Tech, Inc.†	102,165	2,950,525

Finance - Commercial — 0.0%
NewStar Financial, Inc.†	1,300	19,994

Finance - Consumer Loans — 1.0%
Nelnet, Inc., Class A	21,300	854,556
Ocwen Financial Corp.†	51,040	1,910,938
World Acceptance Corp.†	28,358	2,718,114

		5,483,608

Finance - Investment Banker/Broker — 0.9%
Cowen Group, Inc., Class A†	45,400	194,312
E*TRADE Financial Corp.†	123,000	2,763,810
Investment Technology Group, Inc.†	91,000	1,572,480
Oppenheimer Holdings, Inc., Class A	10,800	294,948
Piper Jaffray Cos.†	9,160	383,804

		5,209,354

Security Description	Shares	Value (Note 2)

Finance - Leasing Companies — 1.5%
AerCap Holdings NV†	166,000	$7,138,000
Aircastle, Ltd.	31,900	628,430
Marlin Business Services Corp.	22,000	473,000

		8,239,430

Finance - Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	19,900	527,748

Food - Baking — 0.7%
Flowers Foods, Inc.	183,881	3,782,432

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	4,100	124,148

Food - Dairy Products — 0.7%
Dean Foods Co.†	274,700	4,062,813

Food - Misc./Diversified — 0.7%
Chiquita Brands International, Inc.†	86,800	949,592
J&J Snack Foods Corp.	24,800	2,303,424
John B. Sanfilippo & Son, Inc.	1,500	36,375
Pinnacle Foods, Inc.	29,200	826,944

		4,116,335

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	20,000	529,200
Spartan Stores, Inc.	16,300	368,217

		897,417

Footwear & Related Apparel — 0.4%
Iconix Brand Group, Inc.†	50,500	2,032,120

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	41,780	376,020

Gas - Distribution — 0.9%
AGL Resources, Inc.	16,359	769,527
Chesapeake Utilities Corp.	3,900	231,036
Laclede Group, Inc.	49,700	2,278,745
Piedmont Natural Gas Co., Inc.	8,760	296,263
Southwest Gas Corp.	29,040	1,568,741

		5,144,312

Home Furnishings — 0.1%
Kimball International, Inc., Class B	14,200	266,534

Hotel/Motels — 0.1%
Intrawest Resorts Holdings, Inc.†	33,600	451,920

Housewares — 0.0%
Lifetime Brands, Inc.	2,200	36,828

Human Resources — 2.3%
AMN Healthcare Services, Inc.†	266,900	3,717,917
Barrett Business Services, Inc.	31,800	2,226,000
Care.com, Inc.†	2,900	53,679
CDI Corp.	2,000	36,540
Cross Country Healthcare, Inc.†	90,100	937,040
Korn/Ferry International†	86,650	2,200,043
Resources Connection, Inc.	257,500	3,527,750

		12,698,969

Identification Systems — 0.1%
Checkpoint Systems, Inc.†	44,500	651,925

Industrial Automated/Robotic — 0.3%
Cognex Corp.†	33,480	1,260,857
Hurco Cos., Inc.	12,800	320,128

		1,580,985

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	4,060	$250,177

Insurance - Life/Health — 1.3%
American Equity Investment Life Holding Co.	73,898	1,615,410
CNO Financial Group, Inc.	144,920	2,646,239
Primerica, Inc.	20,900	936,738
StanCorp Financial Group, Inc.	12,258	811,235
Symetra Financial Corp.	61,000	1,201,700

		7,211,322

Insurance - Multi-line — 0.2%
Horace Mann Educators Corp.	45,280	1,295,461

Insurance - Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	6,526	366,239
Global Indemnity PLC†	2,200	57,376
Hallmark Financial Services, Inc.†	14,200	120,274
Meadowbrook Insurance Group, Inc.	19,580	105,145
ProAssurance Corp.	33,780	1,535,639

		2,184,673

Insurance - Reinsurance — 1.1%
Argo Group International Holdings, Ltd.	21,580	952,541
Essent Group, Ltd.†	121,629	2,821,793
Platinum Underwriters Holdings, Ltd.	39,800	2,333,076

		6,107,410

Internet Application Software — 0.3%
IntraLinks Holdings, Inc.†	121,000	1,404,810

Internet Content - Information/News — 0.0%
XO Group, Inc.†	4,300	51,342

Internet Telephone — 0.3%
magicJack VocalTec, Ltd.†	88,700	1,679,091

Investment Companies — 0.3%
Apollo Investment Corp.	42,842	366,728
Gladstone Capital Corp.	40,878	408,371
MCG Capital Corp.	71,240	314,168
MVC Capital, Inc.	11,500	166,980
NGP Capital Resources Co.	19,483	147,292

		1,403,539

Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc., Class A	3,400	214,778
GAMCO Investors, Inc., Class A	6,600	515,196
Janus Capital Group, Inc.	12,960	145,022

		874,996

Lasers - System/Components — 0.4%
Coherent, Inc.†	18,540	1,263,501
Electro Scientific Industries, Inc.	13,200	124,476
Newport Corp.†	29,922	619,385

		2,007,362

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	21,160	1,325,251

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	13,260	1,338,464

Machinery - Farming — 0.2%
AGCO Corp.	18,360	963,533

Machinery - General Industrial — 1.6%
Applied Industrial Technologies, Inc.	47,800	2,439,234
IDEX Corp.	38,900	2,920,223
Kadant, Inc.	26,100	1,047,915

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Wabtec Corp.	34,635	$2,748,980

		9,156,352

Machinery - Material Handling — 0.1%
NACCO Industries, Inc., Class A	6,580	385,785

Medical Instruments — 1.5%
Integra LifeSciences Holdings Corp.†	76,050	3,577,392
NuVasive, Inc.†	58,700	2,157,225
SurModics, Inc.†	39,500	983,550
Symmetry Medical, Inc.†	30,000	317,400
Thoratec Corp.†	36,100	1,340,754

		8,376,321

Medical Laser Systems — 0.2%
PhotoMedex, Inc.†	63,100	923,784

Medical Sterilization Products — 0.5%
STERIS Corp.	56,050	2,586,708

Medical - Biomedical/Gene — 1.7%
Aegerion Pharmaceuticals, Inc.†	8,200	449,032
Bio-Rad Laboratories, Inc., Class A†	29,700	3,852,684
Celladon Corp.†	26,300	297,190
Charles River Laboratories International, Inc.†	37,900	2,251,639
Dicerna Pharmaceuticals, Inc.†	10,600	389,232
Eleven Biotherapeutics, Inc.†	15,700	254,340
Epizyme, Inc.†	8,000	239,200
Foundation Medicine, Inc.†	3,800	135,394
Insmed, Inc.†	33,600	672,336
Karyopharm Therapeutics, Inc.†	3,800	152,532
MacroGenics, Inc.†	9,100	318,500
Ultragenyx Pharmaceutical, Inc.†	7,400	412,624
Verastem, Inc.†	22,500	300,825

		9,725,528

Medical - Drugs — 0.2%
Auspex Pharmaceuticals, Inc.†	1,300	32,110
Clovis Oncology, Inc.†	8,672	690,465
Eagle Pharmaceuticals, Inc.†	8,900	122,464
Trevena, Inc.†	31,600	252,168

		1,097,207

Medical - HMO — 0.3%
Centene Corp.†	16,000	1,018,880
Magellan Health Services, Inc.†	8,342	510,030
Triple-S Management Corp., Class B†	22,000	368,500

		1,897,410

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	40,900	693,664
LHC Group, Inc.†	18,600	438,216

		1,131,880

Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	1,200	24,540
Mueller Industries, Inc.	13,360	834,733
Worthington Industries, Inc.	60,240	2,401,166

		3,260,439

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†	28,200	412,284
Olympic Steel, Inc.	8,782	241,593

		653,877

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	10,100	258,156

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 0.1%
Journal Communications, Inc., Class A†	66,080	$605,954

Networking Products — 0.2%
Anixter International, Inc.	3,400	363,630
Black Box Corp.	28,180	749,588
Calix, Inc.†	16,100	127,995

		1,241,213

Office Furnishings - Original — 0.8%
Herman Miller, Inc.	94,400	2,660,192
HNI Corp.	22,720	807,696
Steelcase, Inc., Class A	48,438	720,273

		4,188,161

Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	168,800	999,296

Oil & Gas Drilling — 0.2%
Hercules Offshore, Inc.†	145,980	694,865
Parker Drilling Co.†	59,700	481,779

		1,176,644

Oil Companies - Exploration & Production — 2.8%
Energy XXI Bermuda, Ltd.	112,500	2,605,500
EPL Oil & Gas, Inc.†	43,300	1,303,330
Equal Energy, Ltd.	7,500	40,050
Forest Oil Corp.†	531,100	1,067,511
Oasis Petroleum, Inc.†	74,150	3,230,715
Panhandle Oil and Gas, Inc., Class A	3,000	110,880
Penn Virginia Corp.†	141,400	2,142,210
PetroQuest Energy, Inc.†	131,200	620,576
Rice Energy, Inc.†	55,200	1,324,800
RSP Permian, Inc.†	49,500	1,376,100
Stone Energy Corp.†	31,920	1,147,205
W&T Offshore, Inc.	53,200	801,724

		15,770,601

Oil Field Machinery & Equipment — 0.7%
Forum Energy Technologies, Inc.†	124,000	3,211,600
Natural Gas Services Group, Inc.†	12,700	412,750

		3,624,350

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	9,100	121,849
Delek US Holdings, Inc.	1,500	41,640
Western Refining, Inc.	45,000	1,640,250

		1,803,739

Oil - Field Services — 1.8%
Exterran Holdings, Inc.†	47,100	1,929,687
Helix Energy Solutions Group, Inc.†	254,540	6,017,326
Key Energy Services, Inc.†	9,600	86,784
Pioneer Energy Services Corp.†	12,340	140,676
SEACOR Holdings, Inc.†	21,500	1,901,890

		10,076,363

Paper & Related Products — 0.6%
Domtar Corp.	12,220	1,353,732
P.H. Glatfelter Co.	41,400	1,256,490
Resolute Forest Products, Inc.†	31,896	653,549
Schweitzer-Mauduit International, Inc.	5,700	274,341

		3,538,112

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	19,100	624,188

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	14,500	$397,880
Powell Industries, Inc.	6,800	463,284
SunPower Corp.†	26,000	861,380

		1,722,544

Precious Metals — 0.1%
Coeur Mining, Inc.†	53,300	586,300

Printing - Commercial — 0.8%
ARC Document Solutions, Inc.†	145,000	1,144,050
Cenveo, Inc.†	362,600	1,229,214
Ennis, Inc.	4,700	74,260
Quad/Graphics, Inc.	55,800	1,248,246
R.R. Donnelley & Sons Co.	32,194	615,871

		4,311,641

Publishing - Books — 0.0%
Courier Corp.	6,400	105,408

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	7,800	86,112
McClatchy Co., Class A†	67,500	358,425

		444,537

Radio — 0.1%
Entercom Communications Corp., Class A†	35,940	355,447
Saga Communications, Inc., Class A	1,766	86,375

		441,822

Real Estate Investment Trusts — 10.4%
American Assets Trust, Inc.	4,500	148,815
Anworth Mtg. Asset Corp.	457,940	2,372,129
Apartment Investment & Management Co., Class A	37,979	1,135,192
Ashford Hospitality Prime, Inc.	25,296	423,708
Ashford Hospitality Trust, Inc.	126,280	1,411,810
Capstead Mortgage Corp.	209,200	2,696,588
CBL & Associates Properties, Inc.	80,840	1,438,144
Chambers Street Properties	93,400	738,794
CommonWealth REIT	130,000	3,529,500
CoreSite Realty Corp.	64,400	2,005,416
CubeSmart	298,260	5,222,533
CYS Investments, Inc.	228,000	2,006,400
DCT Industrial Trust, Inc.	367,840	2,913,293
DiamondRock Hospitality Co.	61,334	774,035
Education Realty Trust, Inc.	50,600	477,158
EPR Properties	14,500	772,270
FelCor Lodging Trust, Inc.	136,800	1,191,528
First Industrial Realty Trust, Inc.	24,318	467,878
First Potomac Realty Trust	94,000	1,191,920
Getty Realty Corp.	15,900	305,916
Gladstone Commercial Corp.	14,600	254,040
Highwoods Properties, Inc.	11,300	426,123
Home Properties, Inc.	12,700	748,538
Hospitality Properties Trust	30,740	814,610
Hudson Pacific Properties, Inc.	132,200	3,015,482
LaSalle Hotel Properties	15,278	478,813
LTC Properties, Inc.	19,020	716,674
Mid-America Apartment Communities, Inc.	2,777	187,836
Parkway Properties, Inc.	29,100	536,313
Pebblebrook Hotel Trust	24,800	824,352
Pennsylvania Real Estate Investment Trust	43,980	825,065
PennyMac Mortgage Investment Trust	182,000	4,426,240
Potlatch Corp.	58,700	2,326,868
PS Business Parks, Inc.	6,900	579,738
RAIT Financial Trust	187,700	1,559,787
Redwood Trust, Inc.	321,950	6,471,195

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Strategic Hotels & Resorts, Inc.†	14,600	$145,854
Sunstone Hotel Investors, Inc.	83,368	1,127,135
Taubman Centers, Inc.	2,600	183,170
Washington Real Estate Investment Trust	56,800	1,428,520

		58,299,380

Real Estate Management/Services — 1.3%
Jones Lang LaSalle, Inc.	57,200	7,047,040
RE/MAX Holdings, Inc., Class A†	933	28,568

		7,075,608

Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	18,100	753,322
Forestar Group, Inc.†	29,600	558,256

		1,311,578

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	4,800	43,584

Recreational Vehicles — 0.0%
Malibu Boats, Inc., Class A†	4,500	82,935

Resort/Theme Parks — 0.8%
Six Flags Entertainment Corp.	107,650	4,392,120

Respiratory Products — 0.0%
Inogen, Inc.†	7,800	136,578

Retail - Apparel/Shoe — 2.8%
Abercrombie & Fitch Co., Class A	79,150	3,136,714
Ascena Retail Group, Inc.†	177,800	3,251,962
Brown Shoe Co., Inc.	59,400	1,460,052
Chico’s FAS, Inc.	173,600	2,869,608
Children’s Place Retail Stores, Inc.†	52,300	2,833,091
DSW, Inc., Class A	54,000	2,077,920
Stein Mart, Inc.	15,500	210,645

		15,839,992

Retail - Appliances — 0.2%
hhgregg, Inc.†	107,900	1,142,661

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,700	25,636

Retail - Discount — 0.7%
Big Lots, Inc.†	123,286	3,643,101

Retail - Drug Store — 0.7%
Rite Aid Corp.†	612,000	4,033,080

Retail - Hair Salons — 0.1%
Regis Corp.	55,720	783,423

Retail - Hypermarkets — 0.1%
Roundy’s, Inc.	82,200	504,708

Retail - Office Supplies — 1.1%
Office Depot, Inc.†	1,228,000	6,054,040

Retail - Regional Department Stores — 0.5%
Bon-Ton Stores, Inc.	30,900	335,574
Dillard’s, Inc., Class A	24,040	2,225,623

		2,561,197

Retail - Restaurants — 0.6%
Biglari Holdings, Inc.†	3,100	1,391,869
Einstein Noah Restaurant Group, Inc.	11,200	167,104
Jack in the Box, Inc.†	3,600	206,820
Red Robin Gourmet Burgers, Inc.†	8,600	670,198
Ruth’s Hospitality Group, Inc.	52,572	649,790

		3,085,781

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	28,558	$613,997

Savings & Loans/Thrifts — 0.3%
BankFinancial Corp.	4,700	46,906
Beneficial Mutual Bancorp, Inc.†	18,800	226,352
Charter Financial Corp.	28,500	300,105
ESB Financial Corp.	5,860	76,825
Flushing Financial Corp.	5,362	111,101
Fox Chase Bancorp, Inc.	5,200	89,128
Home Federal Bancorp, Inc.	6,800	102,612
Kearny Financial Corp.†	2,800	35,224
OceanFirst Financial Corp.	10,820	204,281
Provident Financial Holdings, Inc.	900	13,833
Rockville Financial, Inc.	18,700	246,279
Westfield Financial, Inc.	13,700	103,983
WSFS Financial Corp.	4,858	346,327

		1,902,956

Schools — 0.1%
Corinthian Colleges, Inc.†	121,400	189,384
Lincoln Educational Services Corp.	47,000	211,500

		400,884

Seismic Data Collection — 0.1%
Dawson Geophysical Co.	13,000	373,100
Global Geophysical Services, Inc.†	34,100	47,740

		420,840

Semiconductor Components - Integrated Circuits — 0.1%
Aeroflex Holding Corp.†	64,500	515,355
Pericom Semiconductor Corp.†	15,100	122,159

		637,514

Semiconductor Equipment — 0.3%
LTX-Credence Corp.†	88,800	898,656
Photronics, Inc.†	58,900	512,430

		1,411,086

Software Tools — 0.1%
Rocket Fuel, Inc.†	11,200	627,872

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	56,840	548,506

Steel - Producers — 0.0%
Schnitzer Steel Industries, Inc., Class A	7,600	192,812

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	47,400	1,164,618
Harmonic, Inc.†	74,100	480,909
Oplink Communications, Inc.†	6,520	114,230

		1,759,757

Telecom Services — 0.4%
Aviat Networks, Inc.†	77,300	150,735
FairPoint Communications, Inc.†	22,700	301,456
Inteliquent, Inc.	106,700	1,489,532
Vonage Holdings Corp.†	103,300	476,213

		2,417,936

Telecommunication Equipment — 0.8%
Comtech Telecommunications Corp.	72,500	2,320,725
Plantronics, Inc.	53,139	2,358,309

		4,679,034

Telephone - Integrated — 0.2%
General Communication, Inc., Class A†	130,500	1,358,505

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Television — 0.3%
Sinclair Broadcast Group, Inc., Class A	51,240	$1,517,729

Textile - Apparel — 0.1%
Unifi, Inc.†	30,900	764,466

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	8,000	183,120

Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	16,100	503,286
Cara Therapeutics, Inc.†	18,400	347,392
Concert Pharmaceuticals, Inc.†	11,400	162,792
Egalet Corp.†	11,800	151,866
Flexion Therapeutics, Inc.†	16,500	303,600
Questcor Pharmaceuticals, Inc.	6,900	419,175

		1,888,111

Tobacco — 0.5%
Universal Corp.	50,500	2,911,325

Transport - Equipment & Leasing — 0.0%
AMERCO	900	209,646

Transport - Marine — 0.2%
Frontline, Ltd.†	41,300	182,133
International Shipholding Corp.	11,278	343,528
Knightsbridge Tankers, Ltd.	42,000	435,120

		960,781

Transport - Truck — 1.3%
Arkansas Best Corp.	41,420	1,377,629
Celadon Group, Inc.	9,620	218,374
Heartland Express, Inc.	7,700	156,926
Landstar System, Inc.	54,800	3,162,508
Quality Distribution, Inc.†	29,000	371,780
Saia, Inc.†	50,330	1,738,398

		7,025,615

Water — 0.1%
California Water Service Group	12,460	292,935
Consolidated Water Co., Ltd.	12,200	152,988

		445,923

Total Common Stocks
(cost $418,372,302)		537,967,776

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2014(1)
(cost $415,356)	$415,000	$415,405

Total Long - Term Investment Securities
(cost $418,787,658)		538,383,181

REPURCHASE AGREEMENTS — 3.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $6,697,000 and collateralized by $7,440,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,831,973	6,697,000	6,697,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 02/28/2014, to be repurchased 03/03/2014 in the amount of $13,236,000 and collateralized by $14,705,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $13,503,249	13,236,000	13,236,000

Total Repurchase Agreements
(cost $19,933,000)		19,933,000

TOTAL INVESTMENTS
(cost $438,720,658)(2)	100.0%	558,316,181
Other assets less liabilities	0.0	129,042

NET ASSETS —	100.0%	$558,445,223

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)
59	Long	Russell 2000 E-Mini Index	March 2014	$6,755,108	$6,973,210	$218,102

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks - Commercial	$63,180,621	$—	$—	$63,180,621
Real Estate Investment Trusts	58,299,380	—	—	58,299,380
Other Industries*	416,487,775	—	—	416,487,775
U.S. Government Treasuries	—	415,405	—	415,405
Repurchase Agreements	—	19,933,000	—	19,933,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	218,102			218,102

Total Assets	$538,185,878	$20,348,405	$—	$558,534,283

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Banks — Super Regional	5.2%
Medical — Drugs	5.1
Applications Software	3.6
Real Estate Investment Trusts	3.5
Computers	3.5
U.S. Government Treasuries	3.4
Medical — Biomedical/Gene	3.1
Medical — HMO	2.7
Multimedia	2.7
Pipelines	2.6
Finance — Credit Card	2.5
Web Portals/ISP	2.5
Diversified Banking Institutions	2.4
Oil Companies — Exploration & Production	2.1
Cable/Satellite TV	2.1
Electric — Integrated	2.1
Semiconductor Components — Integrated Circuits	2.0
Insurance — Multi-line	2.0
Industrial Gases	1.8
Diversified Manufacturing Operations	1.8
Food — Misc./Diversified	1.8
Enterprise Software/Service	1.5
Transport — Rail	1.5
E-Commerce/Products	1.5
Commercial Services — Finance	1.4
Oil — Field Services	1.4
Gas — Distribution	1.3
Electronic Components — Semiconductors	1.3
Computers — Memory Devices	1.2
Beverages — Non-alcoholic	1.0
Networking Products	1.0
Retail — Building Products	1.0
Cosmetics & Toiletries	1.0
Banks — Fiduciary	1.0
Computer Services	0.9
Investment Management/Advisor Services	0.8
Telephone — Integrated	0.7
Food — Retail	0.7
Consumer Products — Misc.	0.7
Electric Products — Misc.	0.7
Retail — Discount	0.7
Medical Instruments	0.7
Pharmacy Services	0.7
Insurance — Life/Health	0.6
E-Commerce/Services	0.6
Retail — Major Department Stores	0.6
Retail — Drug Store	0.6
Oil Field Machinery & Equipment	0.6
Food — Wholesale/Distribution	0.5
Transport — Services	0.5
Repurchase Agreements	0.5
Athletic Footwear	0.5
Retail — Apparel/Shoe	0.5
Insurance — Property/Casualty	0.5
Finance — Other Services	0.4
Banks — Commercial	0.4
Retail — Regional Department Stores	0.4
Instruments — Scientific	0.4
Medical — Generic Drugs	0.4
Data Processing/Management	0.4
Industrial Automated/Robotic	0.4
Semiconductor Equipment	0.4
Electronics — Military	0.4
Engines — Internal Combustion	0.4
Oil Companies — Integrated	0.4
Chemicals — Specialty	0.3
Medical — Wholesale Drug Distribution	0.3
Non — Hazardous Waste Disposal	0.3
Chemicals — Diversified	0.3

Distribution/Wholesale	0.3%
Electronic Forms	0.3
Television	0.3
Cruise Lines	0.3
Apparel Manufacturers	0.2
Tools — Hand Held	0.2
Auto — Heavy Duty Trucks	0.2
Hotels/Motels	0.2
Finance — Investment Banker/Broker	0.2
Electronic Measurement Instruments	0.2
Oil Refining & Marketing	0.2
Wireless Equipment	0.2
Broadcast Services/Program	0.2
Retail — Auto Parts	0.2
Electronic Components — Misc.	0.2
Medical Products	0.2
Machinery — General Industrial	0.2
Coatings/Paint	0.2
Insurance Brokers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Office Automation & Equipment	0.2
Retail — Restaurants	0.2
Food — Confectionery	0.2
Machinery — Pumps	0.1
Agricultural Chemicals	0.1
Advertising Agencies	0.1
Airlines	0.1
Filtration/Separation Products	0.1
Retail — Automobile	0.1
Publishing — Newspapers	0.1
Internet Security	0.1
Retail — Bedding	0.1
Toys	0.1
Oil & Gas Drilling	0.1
Medical Information Systems	0.1
Electronic Security Devices	0.1
Vitamins & Nutrition Products	0.1
Dialysis Centers	0.1
Finance — Consumer Loans	0.1
Building Products — Cement	0.1
Savings & Loans/Thrifts	0.1
Engineering/R&D Services	0.1
Food — Meat Products	0.1
Motorcycle/Motor Scooter	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	11,750	$889,240

Agricultural Chemicals — 0.1%
Mosaic Co.	18,841	920,571

Airlines — 0.1%
Southwest Airlines Co.	39,145	878,414

Apparel Manufacturers — 0.2%
VF Corp.	25,922	1,518,770

Applications Software — 3.6%
Citrix Systems, Inc.†	4,638	278,512
Intuit, Inc.	11,193	874,733
Microsoft Corp.	539,346	20,662,345
Salesforce.com, Inc.†	20,104	1,253,887

		23,069,477

Athletic Footwear — 0.5%
NIKE, Inc., Class B	39,235	3,072,101

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	21,407	1,409,437

Auto/Truck Parts & Equipment - Original — 0.2%
Delphi Automotive PLC	15,565	1,036,162

Banks - Commercial — 0.4%
M&T Bank Corp.	9,686	1,129,291
Regions Financial Corp.	146,692	1,560,803
Zions Bancorporation	4,981	155,407

		2,845,501

Banks - Fiduciary — 1.0%
Bank of New York Mellon Corp.	69,382	2,220,224
Northern Trust Corp.	38,412	2,375,782
State Street Corp.	26,834	1,762,189

		6,358,195

Banks - Super Regional — 5.2%
Capital One Financial Corp.	48,208	3,539,913
Fifth Third Bancorp	33,550	727,867
Huntington Bancshares, Inc.	187,847	1,790,182
PNC Financial Services Group, Inc.	54,161	4,429,287
SunTrust Banks, Inc.	27,994	1,054,814
US Bancorp	150,483	6,190,871
Wells Fargo & Co.	336,189	15,605,893

		33,338,827

Beverages - Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	47,619	2,241,902
Dr Pepper Snapple Group, Inc.	72,397	3,772,608
Monster Beverage Corp.†	8,714	644,836

		6,659,346

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	9,452	787,541
Scripps Networks Interactive, Inc., Class A	6,072	493,289

		1,280,830

Building Products - Cement — 0.1%
Vulcan Materials Co.	6,577	446,776

Building - Residential/Commercial — 0.0%
PulteGroup, Inc.	9,784	205,366

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	137,962	7,131,256
DIRECTV†	37,974	2,946,782

Security Description	Shares	Value (Note 2)

Cable/Satellite TV (continued)
Time Warner Cable, Inc.	25,899	$3,634,925

		13,712,963

Chemicals - Diversified — 0.3%
PPG Industries, Inc.	8,958	1,772,072

Chemicals - Specialty — 0.3%
Ecolab, Inc.	18,453	1,988,311
International Flavors & Fragrances, Inc.	1,289	120,895

		2,109,206

Coatings/Paint — 0.2%
Sherwin-Williams Co.	5,287	1,059,938

Commercial Services — 0.0%
Iron Mountain, Inc.	7,460	202,912
Quanta Services, Inc.†	368	12,957

		215,869

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	48,777	3,793,875
H&R Block, Inc.	12,314	389,615
MasterCard, Inc., Class A	49,880	3,876,673
McGraw Hill Financial, Inc.	2,026	161,391
Moody’s Corp.	4,134	326,586
Western Union Co.	26,820	448,699

		8,996,839

Computer Services — 0.9%
Accenture PLC, Class A	41,003	3,417,600
Cognizant Technology Solutions Corp., Class A†	15,474	1,610,224
Computer Sciences Corp.	10,089	637,625

		5,665,449

Computers — 3.5%
Apple, Inc.	37,374	19,667,694
Hewlett-Packard Co.	88,525	2,645,127

		22,312,821

Computers - Memory Devices — 1.2%
EMC Corp.	113,999	3,006,154
NetApp, Inc.	12,861	519,713
SanDisk Corp.	10,614	788,620
Seagate Technology PLC	33,943	1,771,485
Western Digital Corp.	18,154	1,579,216

		7,665,188

Consumer Products - Misc. — 0.7%
Clorox Co.	9,394	819,908
Kimberly-Clark Corp.	33,527	3,699,705

		4,519,613

Containers - Metal/Glass — 0.0%
Owens-Illinois, Inc.†	626	21,234

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	3,223	109,711

Cosmetics & Toiletries — 1.0%
Avon Products, Inc.	19,986	309,184
Colgate-Palmolive Co.	89,959	5,652,124
Estee Lauder Cos., Inc., Class A	6,068	417,721

		6,379,029

Cruise Lines — 0.3%
Carnival Corp.	41,812	1,658,264

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	15,020	$835,262
Fiserv, Inc.†	10,349	600,760
Paychex, Inc.	26,196	1,093,945

		2,529,967

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	7,226	496,643

Distribution/Wholesale — 0.3%
Fastenal Co.	14,233	671,655
Fossil Group, Inc.†	998	114,680
WW Grainger, Inc.	3,827	975,962

		1,762,297

Diversified Banking Institutions — 2.4%
Bank of America Corp.	439,082	7,258,025
Citigroup, Inc.	124,867	6,072,282
Morgan Stanley	67,982	2,093,846

		15,424,153

Diversified Manufacturing Operations — 1.8%
Danaher Corp.	65,867	5,038,167
Dover Corp.	15,831	1,492,863
Ingersoll-Rand PLC	29,468	1,801,674
Parker Hannifin Corp.	17,610	2,122,885
Pentair, Ltd.	15,105	1,220,635

		11,676,224

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	17,374	6,291,125
eBay, Inc.†	54,717	3,215,718

		9,506,843

E-Commerce/Services — 0.6%
Expedia, Inc.	4,133	324,564
Netflix, Inc.†	1,381	615,415
priceline.com, Inc.†	2,156	2,908,099
TripAdvisor, Inc.†	1,399	140,236

		3,988,314

Electric Products - Misc. — 0.7%
Emerson Electric Co.	68,834	4,492,107

Electric - Integrated — 2.1%
CMS Energy Corp.	32,129	913,428
Integrys Energy Group, Inc.	36,130	2,069,165
Northeast Utilities	78,821	3,503,593
Pepco Holdings, Inc.	155,320	3,166,975
TECO Energy, Inc.	105,556	1,771,230
Wisconsin Energy Corp.	42,721	1,878,015

		13,302,406

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	21,185	1,136,787

Electronic Components - Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	16,210	60,139
Altera Corp.	5,396	195,929
Broadcom Corp., Class A	21,370	635,116
Intel Corp.	277,290	6,865,700
Microchip Technology, Inc.	8,289	377,564
Micron Technology, Inc.†	2,210	53,460
NVIDIA Corp.	8,104	148,952

		8,336,860

Electronic Forms — 0.3%
Adobe Systems, Inc.†	24,957	1,712,300

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	24,019	$1,367,402

Electronic Security Devices — 0.1%
Allegion PLC†	9,822	533,826

Electronics - Military — 0.4%
L-3 Communications Holdings, Inc.	20,984	2,421,554

Engineering/R&D Services — 0.1%
Fluor Corp.	2,802	217,687
Jacobs Engineering Group, Inc.†	3,277	198,750

		416,437

Engines - Internal Combustion — 0.4%
Cummins, Inc.	16,579	2,419,208

Enterprise Software/Service — 1.5%
CA, Inc.	70,548	2,363,358
Oracle Corp.	193,623	7,572,596

		9,935,954

Filtration/Separation Products — 0.1%
Pall Corp.	9,987	858,882

Finance - Consumer Loans — 0.1%
SLM Corp.	19,717	472,025

Finance - Credit Card — 2.5%
American Express Co.	106,721	9,741,493
Discover Financial Services	22,398	1,285,197
Visa, Inc., Class A	22,876	5,168,604

		16,195,294

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	51,847	1,374,464

Finance - Other Services — 0.4%
CME Group, Inc.	32,426	2,393,687
IntercontinentalExchange Group, Inc.	2,243	468,428

		2,862,115

Food - Confectionery — 0.2%
Hershey Co.	5,894	623,703
J.M. Smucker Co.	3,223	322,332

		946,035

Food - Meat Products — 0.1%
Hormel Foods Corp.	7,828	371,439

Food - Misc./Diversified — 1.8%
Campbell Soup Co.	13,693	593,044
ConAgra Foods, Inc.	26,342	748,113
General Mills, Inc.	41,377	2,070,091
Kellogg Co.	21,806	1,323,406
Mondelez International, Inc., Class A	199,507	6,789,223

		11,523,877

Food - Retail — 0.7%
Kroger Co.	51,673	2,167,165
Safeway, Inc.	19,437	727,916
Whole Foods Market, Inc.	33,882	1,831,322

		4,726,403

Food - Wholesale/Distribution — 0.5%
Sysco Corp.	97,556	3,513,967

Gas - Distribution — 1.3%
AGL Resources, Inc.	88,826	4,178,375
CenterPoint Energy, Inc.	67,173	1,588,641
NiSource, Inc.	64,982	2,262,673

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gas - Distribution (continued)
ONE Gas, Inc.†	10,568	$359,101

		8,388,790

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	6,093	195,646

Hotel/Motels — 0.2%
Wyndham Worldwide Corp.	19,157	1,396,162

Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	20,483	2,516,132

Industrial Gases — 1.8%
Air Products & Chemicals, Inc.	43,226	5,244,178
Praxair, Inc.	50,446	6,576,645

		11,820,823

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	22,374	2,786,458

Insurance Brokers — 0.2%
Aon PLC	12,129	1,038,242

Insurance - Life/Health — 0.6%
Aflac, Inc.	25,468	1,631,989
Lincoln National Corp.	15,183	761,124
Principal Financial Group, Inc.	3,591	162,852
Prudential Financial, Inc.	18,917	1,600,000

		4,155,965

Insurance - Multi-line — 2.0%
ACE, Ltd.	40,215	3,935,842
Allstate Corp.	38,592	2,094,002
Cincinnati Financial Corp.	15,633	732,875
Genworth Financial, Inc., Class A†	3,960	61,538
Hartford Financial Services Group, Inc.	27,806	978,493
Loews Corp.	25,696	1,117,262
MetLife, Inc.	58,839	2,981,372
XL Group PLC	26,466	804,567

		12,705,951

Insurance - Property/Casualty — 0.5%
Progressive Corp.	25,496	624,397
Travelers Cos., Inc.	27,946	2,342,993

		2,967,390

Internet Security — 0.1%
Symantec Corp.	33,485	719,258

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	10,840	1,181,452
BlackRock, Inc.	7,793	2,375,618
Franklin Resources, Inc.	21,145	1,125,971
Invesco, Ltd.	11,265	386,389
T. Rowe Price Group, Inc.	3,876	314,615

		5,384,045

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.	1,581	86,955

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	7,830	1,061,905

Machinery - Pumps — 0.1%
Flowserve Corp.	9,795	795,452
Xylem, Inc.	3,591	141,306

		936,758

Security Description	Shares	Value (Note 2)

Medical Information Systems — 0.1%
Cerner Corp.†	9,147	$561,351

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	1,306	91,107
Medtronic, Inc.	66,982	3,969,353
St Jude Medical, Inc.	3,684	248,007

		4,308,467

Medical Products — 0.2%
Stryker Corp.	14,092	1,130,742

Medical - Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	10,746	1,899,893
Amgen, Inc.	40,823	5,062,869
Biogen Idec, Inc.†	13,365	4,553,188
Celgene Corp.†	19,591	3,149,253
Gilead Sciences, Inc.†	66,766	5,527,557

		20,192,760

Medical - Drugs — 5.1%
AbbVie, Inc.	194,441	9,898,991
Allergan, Inc.	11,329	1,438,783
Bristol-Myers Squibb Co.	129,465	6,961,333
Forest Laboratories, Inc.†	11,556	1,127,519
Johnson & Johnson	143,020	13,175,003

		32,601,629

Medical - Generic Drugs — 0.4%
Actavis PLC†	6,357	1,403,753
Mylan, Inc.†	10,895	605,435
Perrigo Co. PLC	4,270	702,159

		2,711,347

Medical - HMO — 2.7%
Aetna, Inc.	22,645	1,646,518
Cigna Corp.	18,486	1,471,301
Humana, Inc.	8,322	935,892
UnitedHealth Group, Inc.	135,982	10,507,329
WellPoint, Inc.	34,385	3,114,937

		17,675,977

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	4,605	203,173

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	1,657	112,427
Cardinal Health, Inc.	4,973	355,719
McKesson Corp.	9,222	1,632,755

		2,100,901

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.	4,858	97,306

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,855	320,721

Multimedia — 2.7%
Time Warner, Inc.	48,524	3,257,416
Twenty-First Century Fox, Inc., Class A	98,769	3,312,712
Viacom, Inc., Class B	35,143	3,083,095
Walt Disney Co.	94,950	7,672,910

		17,326,133

Networking Products — 1.0%
Cisco Systems, Inc.	298,168	6,500,062

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	53,745	1,833,242

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	39,987	$1,017,669

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,670	133,019

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	11,804	621,599

Oil Companies - Exploration & Production — 2.1%
Anadarko Petroleum Corp.	27,972	2,354,123
Apache Corp.	28,635	2,270,469
Cabot Oil & Gas Corp.	18,940	662,900
Chesapeake Energy Corp.	20,432	529,393
Devon Energy Corp.	24,137	1,554,906
EOG Resources, Inc.	13,651	2,585,772
EQT Corp.	7,394	756,332
Noble Energy, Inc.	22,376	1,538,574
Pioneer Natural Resources Co.	5,276	1,061,426
Range Resources Corp.	3,657	314,685
Southwestern Energy Co.†	2,512	103,846

		13,732,426

Oil Companies - Integrated — 0.4%
Murphy Oil Corp.	38,687	2,296,847

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	7,207	461,680
FMC Technologies, Inc.†	12,117	608,758
National Oilwell Varco, Inc.	32,143	2,476,297

		3,546,735

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	16,056	1,348,704

Oil - Field Services — 1.4%
Halliburton Co.	39,154	2,231,778
Schlumberger, Ltd.	70,097	6,519,021

		8,750,799

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	55,920	4,211,335

Pipelines — 2.6%
Kinder Morgan, Inc.	57,131	1,819,622
ONEOK, Inc.	42,273	2,500,025
Spectra Energy Corp.	253,046	9,433,555
Williams Cos., Inc.	71,489	2,952,496

		16,705,698

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	9,533	283,607
News Corp., Class A†	24,691	452,586

		736,193

Real Estate Investment Trusts — 3.5%
American Tower Corp.	44,070	3,590,383
Crown Castle International Corp.†	24,771	1,880,119
HCP, Inc.	27,323	1,059,313
Health Care REIT, Inc.	9,161	538,117
Host Hotels & Resorts, Inc.	152,084	2,991,492
Plum Creek Timber Co., Inc.	3,591	155,454
Prologis, Inc.	3,426	141,117
Public Storage	3,958	668,902
Simon Property Group, Inc.	65,730	10,601,592
Ventas, Inc.	14,112	881,012

		22,507,501

Retail - Apparel/Shoe — 0.5%
Coach, Inc.	5,623	274,459

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Gap, Inc.	20,624	$902,300
L Brands, Inc.	32,625	1,837,766
Ross Stores, Inc.	714	51,979

		3,066,504

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	2,302	1,239,489

Retail - Automobile — 0.1%
CarMax, Inc.†	15,733	761,949

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,591	718,282

Retail - Building Products — 1.0%
Home Depot, Inc.	78,476	6,437,386

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	6,033	160,659

Retail - Discount — 0.7%
Costco Wholesale Corp.	33,600	3,924,480
Dollar Tree, Inc.†	8,835	483,893

		4,408,373

Retail - Drug Store — 0.6%
Walgreen Co.	55,817	3,792,765

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	62,910	3,866,449

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	19,157	1,076,432
Macy’s, Inc.	30,368	1,757,092

		2,833,524

Retail - Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	1,289	728,556
Darden Restaurants, Inc.	5,254	268,269

		996,825

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	43,855	416,623

Security Services — 0.0%
ADT Corp.	6,723	206,463

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	33,103	1,682,294
Linear Technology Corp.	10,651	498,893
QUALCOMM, Inc.	142,188	10,705,335

		12,886,522

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	80,410	1,524,573
KLA-Tencor Corp.	14,285	930,668

		2,455,241

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	8,808	235,526

Telephone - Integrated — 0.7%
CenturyLink, Inc.	106,162	3,318,624
Frontier Communications Corp.	292,142	1,425,653

		4,744,277

Television — 0.3%
CBS Corp., Class B	24,750	1,660,230

Tools - Hand Held — 0.2%
Snap-on, Inc.	3,342	374,872

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Tools - Hand Held (continued)
Stanley Black & Decker, Inc.	13,657	$1,134,077

		1,508,949

Toys — 0.1%
Mattel, Inc.	16,939	631,994

Transport - Rail — 1.5%
CSX Corp.	128,718	3,566,776
Union Pacific Corp.	34,448	6,213,730

		9,780,506

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	1,466	76,027
FedEx Corp.	24,414	3,255,119
Ryder System, Inc.	873	65,754

		3,396,900

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	6,180	503,979

Web Portals/ISP — 2.5%
Google, Inc., Class A†	11,629	14,136,794
Yahoo!, Inc.†	52,041	2,012,425

		16,149,219

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	19,472	1,289,046

Security Description	Principal Amount	Value (Note 2)

Total Long-Term Investment Securities
(cost $426,875,157)		$617,911,488

SHORT-TERM INVESTMENT SECURITIES — 3.4%
U.S. Government Treasuries — 3.4%
United States Treasury Bills
0.01% due 03/06/2014	$5,000,000	4,999,993
0.03% due 04/17/2014	15,000,000	14,999,510
0.07% due 03/13/2014(1)	2,000,000	1,999,957

Total Short-Term Investment Securities
(cost $21,999,460)		21,999,460

REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $3,371,000)	3,371,000	3,371,000

TOTAL INVESTMENTS
(cost $452,245,617)(3)	99.9%	643,281,948
Other assets less liabilities	0.1	848,132

NET ASSETS —	100.0%	$644,130,080

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2014	Unrealized Appreciation (Depreciation)
292	Long	S&P 500 E-Mini Index	March 2014	$26,717,263	$27,120,960	$403,697

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$33,338,827	$—	$—	$33,338,827
Medical-Drugs	32,601,629	—	—	32,601,629
Other Industries*	551,971,032	—	—	551,971,032
Short-Term Investment Securities:
U.S. Government Treasuries	—	21,999,460	—	21,999,460
Repurchase Agreement	—	3,371,000	—	3,371,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	403,697			403,697

Total Assets	$618,315,185	$25,370,460	$—	$643,685,645

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited)

Industry Allocation*

Sovereign	13.7%
Oil Companies — Exploration & Production	5.4
Banks — Commercial	4.1
Diversified Banking Institutions	3.9
United States Treasury Notes	3.9
Time Deposits	3.5
Federal National Mtg. Assoc.	2.6
Telephone — Integrated	2.4
Pipelines	2.3
Diversified Financial Services	1.6
United States Treasury Bonds	1.5
Oil Companies — Integrated	1.4
Casino Hotels	1.4
Independent Power Producers	1.3
Electric — Integrated	1.2
Federal Home Loan Mtg. Corp.	1.2
Medical — Drugs	1.2
Medical — Hospitals	1.1
Finance — Leasing Companies	1.1
Paper & Related Products	1.1
Building Products — Cement	1.1
Oil & Gas Drilling	1.0
Cable/Satellite TV	1.0
Coal	1.0
Cellular Telecom	0.9
Chemicals — Diversified	0.9
Airlines	0.9
Diversified Manufacturing Operations	0.8
Commercial Services — Finance	0.8
Telecom Services	0.8
Retail — Restaurants	0.8
Real Estate Operations & Development	0.7
Insurance — Life/Health	0.7
Steel — Producers	0.7
Oil Refining & Marketing	0.6
Real Estate Investment Trusts	0.6
Auto/Truck Parts & Equipment — Original	0.6
Enterprise Software/Service	0.6
Petrochemicals	0.6
Savings & Loans/Thrifts	0.5
Television	0.5
Alternative Waste Technology	0.5
Medical Products	0.5
Rental Auto/Equipment	0.5
Banks — Super Regional	0.5
Diversified Minerals	0.4
Beverages — Non-alcoholic	0.4
Advertising Services	0.4
Electronic Components — Semiconductors	0.4
Food — Meat Products	0.4
Aerospace/Defense — Equipment	0.4
Computer Services	0.4
Finance — Commercial	0.4
Publishing — Periodicals	0.4
Special Purpose Entities	0.4
Cruise Lines	0.4
Security Services	0.4
Publishing — Newspapers	0.4
Medical Instruments	0.4
Finance — Auto Loans	0.4
Computers	0.4
Containers — Metal/Glass	0.4
Gold Mining	0.3
Retail — Drug Store	0.3
Music	0.3
E — Commerce/Services	0.3
Racetracks	0.3
Hazardous Waste Disposal	0.3
Transport — Equipment & Leasing	0.3

MRI/Medical Diagnostic Imaging	0.3%
Entertainment Software	0.3
Consumer Products — Misc.	0.3
Insurance — Multi-line	0.3
Containers — Paper/Plastic	0.3
Electric — Distribution	0.3
Retail — Regional Department Stores	0.3
Electric — Generation	0.3
Auto — Cars/Light Trucks	0.3
Food — Retail	0.3
Brewery	0.3
Theaters	0.3
Casino Services	0.3
Diversified Operations	0.3
Multimedia	0.3
Municipal Bonds	0.3
Oil — Field Services	0.2
Financial Guarantee Insurance	0.2
Banks — Special Purpose	0.2
Building — Residential/Commercial	0.2
Food — Dairy Products	0.2
Banks — Fiduciary	0.2
Satellite Telecom	0.2
Building & Construction — Misc.	0.2
Computer Software	0.2
Steel Pipe & Tube	0.2
Marine Services	0.2
Specified Purpose Acquisitions	0.2
Real Estate Management/Services	0.2
Travel Services	0.2
Finance — Consumer Loans	0.2
Food — Misc./Diversified	0.2
Capacitors	0.2
Schools	0.2
SupraNational Banks	0.2
Printing — Commercial	0.2
Building Products — Doors & Windows	0.2
Retail — Building Products	0.2
Storage/Warehousing	0.2
Retail — Pet Food & Supplies	0.2
Transport — Services	0.2
Auto — Heavy Duty Trucks	0.2
Web Hosting/Design	0.2
Chemicals — Plastics	0.2
Radio	0.2
Firearms & Ammunition	0.2
Tools — Hand Held	0.2
Tennessee Valley Authority	0.2
Shipbuilding	0.2
Retail — Pawn Shops	0.2
Commercial Services	0.2
Advanced Materials	0.2
Non-Hazardous Waste Disposal	0.2
Medical — Generic Drugs	0.1
Investment Management/Advisor Services	0.1
Advertising Sales	0.1
Government National Mtg. Assoc.	0.1
Insurance — Mutual	0.1
Retail — Auto Parts	0.1
Office Automation & Equipment	0.1
Applications Software	0.1
Office Supplies & Forms	0.1
Coatings/Paint	0.1
Agricultural Chemicals	0.1
Direct Marketing	0.1
Retail — Apparel/Shoe	0.1
Steel — Specialty	0.1
Cosmetics & Toiletries	0.1
Finance — Other Services	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 28, 2014 (unaudited) — (continued)

Industry Allocation* (continued)

Semiconductor Equipment	0.1%
Distribution/Wholesale	0.1
Metal — Diversified	0.1
Electronics — Military	0.1
Networking Products	0.1
Electric — Transmission	0.1
Machinery — Farming	0.1
Sugar	0.1
Aerospace/Defense	0.1
Metal — Iron	0.1
Regional Authority	0.1
Gas — Transportation	0.1
Retail — Discount	0.1
Machinery — Construction & Mining	0.1
Retail — Major Department Stores	0.1
Advertising Agencies	0.1
Transport — Rail	0.1
Chemicals — Specialty	0.1

98.5%

Credit Quality†#

Aaa	12.4%
Aa	3.5
A	6.4
Baa	20.8
Ba	17.7
B	20.1
Caa	11.1
Ca	0.1
Not Rated @	7.9

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody's
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited)

Security Description	Principal Amount(20)	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$252,000	$253,248
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	103,883
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	197,000	197,568
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	174,000	173,972
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.89% due 03/10/2047(1)	226,000	232,776
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(1)	583,000	604,138
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	334,198	339,438
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	300,000	306,322
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(2)	48,328	48,640
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,784
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	51,410	55,376
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.16% due 10/25/2023(2)	247,160	250,266
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	81,000	81,255
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(1)	282,000	283,264
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	187,436
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	139,301
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(1)	365,000	379,852
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(1)	198,485	202,764
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.47% due 08/25/2034	80,784	82,234
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	462,986	476,910
Sierra Timeshare Receivables Funding LLC Series 2013-3A, Class A 2.20% due 10/20/2030*	85,220	85,587

Security Description	Principal Amount(20)	Value (Note 2)

Diversified Financial Services (continued)
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	$129,201	$138,307
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	104,325	105,216
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(1)	120,000	121,314

Total Asset Backed Securities
(cost $5,061,763)		5,078,851

U.S. CORPORATE BONDS & NOTES — 49.1%
Advanced Materials — 0.2%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	1,075,000	1,139,500

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	407,433

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	1,000,000	1,032,500

Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	899,925
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,341,000	2,264,917

		3,164,842

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	572,748

Aerospace/Defense - Equipment — 0.4%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,526,000	1,564,150
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,289,000	1,366,340

		2,930,490

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.25% due 11/15/2023	509,000	516,249
Mosaic Co. Senior Notes 5.45% due 11/15/2033	421,000	447,997

		964,246

Airlines — 0.5%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	228,805	247,109
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	173,457	179,528

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	$2,847,000	$2,932,410

		3,359,047

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	1,978,000	2,146,130
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	1,535,000	1,575,294

		3,721,424

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.63% due 12/06/2018	968,000	967,259

Auto - Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	890,000	933,541

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022*	1,250,000	1,278,125

Auto/Truck Parts & Equipment-Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,675,000	1,809,000

Banks - Commercial — 1.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	1,247,000	1,264,303
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	2,039,062
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,183,000	1,350,218
Union Bank NA Senior Notes 1.50% due 09/26/2016	489,000	496,945
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	240,000	248,631
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,408,563
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	845,000	847,487

		7,655,209

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	808,377
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	838,373

		1,646,750

Security Description	Principal Amount(20)	Value (Note 2)

Banks - Super Regional — 0.4%
Bank of America NA Senior Notes 1.25% due 02/14/2017	$1,040,000	$1,041,023
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	30,866
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	1,522,000	1,537,561

		2,609,450

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	515,000	523,973
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,496,000	1,503,800

		2,027,773

Building & Construction - Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,615,000	1,586,738

Building Products - Cement — 0.5%
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019*	1,029,000	1,077,877
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,003,000	2,173,255

		3,251,132

Building Products - Doors & Windows — 0.2%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022*	1,330,000	1,331,663

Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	121,000	129,168

Building - Residential/Commercial — 0.2%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,600,000	1,752,000

Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,000,000	1,013,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,587,000	2,764,856
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	267,891
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	211,000	244,479
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	316,000	394,898

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	$975,000	$1,116,375

		5,802,249

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,323,000	1,382,535

Casino Hotels — 1.0%
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	830,000	676,450
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,361,000	1,447,764
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,623,000	1,716,322
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,330,000	1,396,500
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,022,000	1,083,320
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	603,000

		6,923,356

Casino Services — 0.3%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,458,000	1,525,068
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	428,860

		1,953,928

Cellular Telecom — 0.8%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	2,552,000	2,788,060
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	400,000	422,500
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	900,000	950,625
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	789,000	842,258
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	879,000	951,517

		5,954,960

Chemicals - Diversified — 0.4%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,315,000	1,367,600

Security Description	Principal Amount(20)	Value (Note 2)

Chemicals - Diversified (continued)
Olin Corp. Senior Notes 5.50% due 08/15/2022	$1,410,000	$1,441,725

		2,809,325

Chemicals - Plastics — 0.2%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,263,000	1,272,473

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	399,714

Coal — 0.8%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,000,000	1,060,000
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,060,000	1,123,600
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,200,000	1,299,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,149,000	2,277,940

		5,760,540

Coatings/Paint — 0.1%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	894,000	965,520

Commercial Services - Finance — 0.8%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	960,000	979,200
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	2,289,000	2,311,890
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	844,000	844,506
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,405,000	1,538,475

		5,674,071

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,651,000
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	764,000	729,603
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	513,000	515,757

		2,896,360

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.4%
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	$588,000	$600,576
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	497,000	527,538
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,430,000	1,533,643

		2,661,757

Consumer Products - Misc. — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,135,000	2,231,075

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,258,000	2,528,960

Containers - Paper/Plastic — 0.3%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,052,000	2,180,250

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	805,560

Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	296,000	328,383

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	903,850	944,523

Distribution/Wholesale — 0.1%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	805,000	766,763

Diversified Banking Institutions — 2.4%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	694,000	699,205
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	1,500,000	1,684,137
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,330,000	1,315,657
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,474,000	2,653,125
GMAC LLC Sub. Notes 8.00% due 12/31/2018	703,000	838,328
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	1,761,000	1,961,391
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	736,000	856,775

Security Description	Principal Amount(20)		Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		$2,174,000	$2,509,394
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018		650,000	643,037
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	643,134
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037		1,288,000	1,449,992
Morgan Stanley Senior Notes 4.75% due 03/22/2017		722,000	792,182
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		1,412,000	1,489,925
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025		49,000	58,332

			17,594,614

Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021		786,000	871,588
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		1,100,000	1,282,198
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		1,002,000	1,186,389
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		611,000	781,604

			4,121,779

Diversified Manufacturing Operations — 0.3%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,792,250
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	680,521

			2,472,771

Diversified Operations — 0.1%
Leucadia National Corp. Senior Notes 6.63% due 10/23/2043		566,000	587,656

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021		2,319,000	2,423,355

Electric - Generation — 0.2%
AES Corp. Senior Notes 8.00% due 10/15/2017		865,000	1,025,025
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		301,843	298,824

			1,323,849

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated — 0.7%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	$312,000	$316,617
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,121,145
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	625,172
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	160,409
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	391,000	436,192
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	177,052	186,347
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	665,000	730,444
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	631,000	638,787
PG&E Corp. Senior Notes 2.40% due 03/01/2019	529,000	530,195
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	434,000	500,607

		5,245,915

Electronic Components - Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,401,000	1,450,035
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	900,000	954,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	703,000	702,847

		3,106,882

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	615,000	661,643

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,444,000	2,569,255
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,478,152

		4,047,407

Entertainment Software — 0.3%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	2,102,000	2,259,650

Security Description	Principal Amount(20)	Value (Note 2)

Finance - Auto Loans — 0.4%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	$370,000	$372,663
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	479,583
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	1,698,000	1,836,387

		2,688,633

Finance - Commercial — 0.4%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,305,000	1,380,038
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,485,000	1,514,700

		2,894,738

Finance - Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	372,000	437,287
SLM Corp. Senior Notes 4.88% due 06/17/2019	980,000	1,011,850

		1,449,137

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00% due 04/04/2016†(5)	97,000	23,280
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)	111,000	22
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	143,000	29

		23,331

Finance - Leasing Companies — 0.5%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,690,000	2,831,225
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	775,710

		3,606,935

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	158,000	159,012

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	1,251,900

Food - Meat Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	2,080,000	2,199,600

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc./Diversified — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	$479,000	$599,319
Mondelez International, Inc. Senior Notes 2.25% due 02/01/2019	790,000	790,291

		1,389,610

Food - Retail — 0.2%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	1,516,000	1,523,580

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(5)(6)	405,959	153,777

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	689,000	562,354
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	304,000	324,967

		887,321

Independent Power Producers — 1.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	1,021,000	1,046,525
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,833,000	1,942,980
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	704,000	786,720
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	715,000	804,375
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,615,000	1,663,450
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	943,000	980,720
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	322,050
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	21,000	21,997
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,026,750

		8,595,567

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,835,000	1,935,925
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	347,406
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	784,000	786,532

		3,069,863

Security Description	Principal Amount(20)	Value (Note 2)

Insurance - Multi-line — 0.2%
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	$1,384,000	$1,426,141

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	135,186
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	887,602

		1,022,788

Investment Management/Advisor Services — 0.1%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	969,000	1,046,520

Machinery - Farming — 0.1%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	602,000	611,030

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,474,000	1,540,330

Medical Instruments — 0.4%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,573,000	2,688,785

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	429,352
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	138,365
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,913,000	3,131,475

		3,699,192

Medical - Drugs — 0.6%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	1,058,000	1,092,385
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,910,000	3,150,075

		4,242,460

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,053,859

Medical - Hospitals — 1.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	2,000,900
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,400,000	1,529,500

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Notes 7.19% due 11/15/2015	$400,000	$435,500
HCA, Inc. Senior Notes 7.50% due 11/15/2095	1,807,000	1,590,160
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,451,000	1,552,570
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,108,000	1,002,740

		8,111,370

MRI/Medical Diagnostic Imaging — 0.3%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	2,312,000	2,306,220

Multimedia — 0.3%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,095,000	1,345,045
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	443,263

		1,788,308

Music — 0.3%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,535,000	1,634,775
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	767,000	801,515

		2,436,290

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	643,000	648,580

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	1,046,000	1,066,856

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/2021	936,000	988,927

Office Supplies & Forms — 0.1%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	939,000	967,170

Oil & Gas Drilling — 0.6%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	2,100,000	2,220,750
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	1,265,000	1,312,845
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	513,000	516,807

		4,050,402

Security Description	Principal Amount(20)	Value (Note 2)

Oil Companies - Exploration & Production — 4.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	$1,170,000	$1,257,750
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,305,000	1,318,050
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	524,000	568,540
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	695,325
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	880,000	947,100
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	527,000	545,698
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	569,000	596,028
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,400,355
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,765,800
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,678,900
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,449,000	2,577,572
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.00% due 11/01/2019*	2,452,000	2,556,210
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	801,800
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,830,000	1,935,225
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	532,000	556,096
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,300,000	1,384,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,322,932
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	940,000	1,034,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	363,000	396,578
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	603,000	666,315
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,750,000	1,933,750

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$1,804,000	$1,858,120
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	885,000	933,675
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	1,330,000	1,433,075
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	915,000	937,875
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,215,000	1,275,750

		32,377,019

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	1,021,999
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	304,217

		1,326,216

Oil Refining & Marketing — 0.6%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	263,000	265,630
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,583,000	2,628,202
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	1,100,000	1,146,065
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	534,000	636,267

		4,676,164

Oil - Field Services — 0.1%
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(4)(7)	1,464,000	292,800
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	702,000

		994,800

Paper & Related Products — 1.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,712,000	1,617,840
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,058,000	1,162,853
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,689,000	1,680,217
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,133,505

Security Description	Principal Amount(20)	Value (Note 2)

Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$1,816,000	$1,870,480

		7,464,895

Petrochemicals — 0.3%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	1,767,000	1,793,505

Pipelines — 2.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,303,560
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	1,019,900
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	510,000	501,075
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	775,000	829,250
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	830,000	873,575
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	237,717
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	100,000	106,360
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	1,905,000	2,202,550
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,262,462
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	317,000	334,395
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	754,250
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	1,597,000	1,606,726
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	317,905
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	425,000	442,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	825,000	810,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	737,000	762,795
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	350,875

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	$1,000,000	$1,045,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	1,125,465
Williams Partners LP Senior Notes 5.40% due 03/04/2044	420,000	424,597

		16,311,020

Printing - Commercial — 0.2%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,155,000	1,348,463

Publishing - Newspapers — 0.4%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	1,244,000	1,281,320
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,265,000	1,446,844

		2,728,164

Publishing - Periodicals — 0.4%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,799,000	2,854,980

Racetracks — 0.3%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	2,282,000	2,361,870

Radio — 0.2%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,338,000	1,257,720

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	333,642
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	1,335,000	1,304,962
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,600,000	2,710,500
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	307,000	315,875

		4,664,979

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,520,550

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	1,625,000	61

Security Description	Principal Amount(20)	Value (Note 2)

Rental Auto/Equipment — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	$1,089,000	$1,197,900
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	2,238,000	2,394,660

		3,592,560

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	885,788

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	973,000	994,100

Retail - Building Products — 0.2%
Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,208,000	1,328,800

Retail - Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	508,000	476,905

Retail - Drug Store — 0.3%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	386,161	392,437
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	249,427	273,545
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	527,744	585,361
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,206,687

		2,458,030

Retail - Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,250,000	1,207,813

Retail - Pet Food & Supplies — 0.2%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,162,000	1,292,725

Retail - Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	2,235,000	2,128,838

Retail - Restaurants — 0.7%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	947,100
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,900,000	2,090,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	$1,787,000	$1,925,492

		4,962,592

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(8)(9)	25,000	0

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	866,426
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	780,000	912,661
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,708,086
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	330,966

		3,818,139

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	691,000	664,722
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	233,000	210,062
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	488,602

		1,363,386

Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	656,087
ADT Corp. Senior Notes 6.25% due 10/15/2021*	553,000	582,033

		1,238,120

Semiconductor Equipment — 0.1%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	767,000	790,010

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,213,738

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,155,352
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	357,596

		1,512,948

Security Description	Principal Amount(20)	Value (Note 2)

Specified Purpose Acquisitions — 0.2%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	$1,525,000	$1,525,000

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,565,200

Steel - Producers — 0.4%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,249,000	1,236,510
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	800,000	872,000
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	652,000	715,570

		2,824,080

Steel - Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	763,000	808,693

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,298,535

Telephone - Integrated — 1.7%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,566,000	1,605,150
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,278,000	1,393,020
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,450,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	574,000	678,755
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,490,000	1,672,525
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	969,000	1,049,701
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	2,157,000	2,564,792
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	775,000	948,741
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,104,000	1,087,440

		12,450,124

Television — 0.5%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	241,000	230,391

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020		$1,423,000	$1,551,070
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021		1,810,000	1,914,075

			3,695,536

Theaters — 0.3%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023		1,972,000	1,986,790

Transport - Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*		984,000	1,025,250
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*		1,270,000	1,308,100

			2,333,350

Transport - Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		698,000	741,625

Travel Services — 0.2%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		1,347,000	1,500,221

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		1,256,000	1,276,410

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037		10,220	10,565

Total U.S. Corporate Bonds & Notes
(cost $347,204,447)			354,907,120

FOREIGN CORPORATE BONDS & NOTES — 18.3%
Airlines — 0.4%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		2,644,000	2,829,080

Auto - Cars/Light Trucks — 0.2%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*		1,164,000	1,171,452

Auto/Truck Parts & Equipment-Original — 0.3%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*		2,475,000	2,505,937

Banks - Commercial — 2.8%
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	936,612
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,323,008

Security Description	Principal Amount(20)		Value (Note 2)

Banks - Commercial (continued)
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		$500,000	$527,300
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,200,000	1,238,511
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		500,000	528,750
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020		450,000	473,062
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		435,000	409,638
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018		572,000	575,247
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*		870,000	870,946
BPCE SA Sub. Notes 5.15% due 07/21/2024*		1,151,000	1,154,994
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.25% due 01/14/2019		422,000	424,678
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	4,000,000	668,199
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020		750,000	844,657
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		603,000	662,340
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		450,000	475,742
ING Bank NV Notes 2.00% due 09/25/2015*		1,680,000	1,709,064
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024		1,093,000	1,124,565
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*		654,000	693,240
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	499,620
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		786,000	798,739
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,085,000	1,072,479
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	704,375
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	435,534

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		$500,000	$528,750
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*		624,000	640,748
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	328,573
Turkiye Is Bankasi Senior Notes 5.50% due 04/21/2019*		570,000	568,005

			20,217,376

Banks - Special Purpose — 0.2%
Burgan Finance No. 1 Jersey, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		500,000	568,100
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	536,700
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	4,400,000	754,296

			1,859,096

Beverages - Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,180,000	1,188,056
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023		785,000	787,805
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043		1,214,000	1,282,710

			3,258,571

Building Products - Cement — 0.6%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	206,000
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019		500,000	515,000
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*		1,647,000	1,733,467
Cemex SAB de CV Senior Sec. Notes 7.25% due 01/15/2021*		600,000	643,500
China Shanshui Cement Group Company Guar. Notes 10.50% due 04/27/2017		450,000	482,625
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	567,188

			4,147,780

Cable/Satellite TV — 0.2%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,305,000

Security Description	Principal Amount(20)	Value (Note 2)

Casino Hotels — 0.3%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	$2,200,000	$2,260,500

Cellular Telecom — 0.1%
MTS International Funding, Ltd. Senior Notes 5.00% due 05/30/2023	650,000	602,063

Chemicals - Diversified — 0.5%
INEOS Group Holdings SA Company Guar. Notes 5.88% due 02/15/2019*	1,075,000	1,107,250
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/2019	776,000	870,435
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,495,000	1,592,175

		3,569,860

Coal — 0.2%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018	200,000	199,000
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*	450,000	370,575
PT Adaro Indonesia Company Guar. Notes 7.63% due 10/22/2019	725,000	770,313

		1,339,888

Commercial Services — 0.2%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	1,403,000	1,162,736

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	2,708,000	2,796,010

Diversified Banking Institutions — 0.7%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	1,180,000	1,215,451
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	571,000	592,608
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	1,292,000	1,503,539
Societe Generale SA Senior Notes 5.20% due 04/15/2021*	994,000	1,114,135
UBS AG Sub. Notes 7.63% due 08/17/2022	295,000	350,064

		4,775,797

Diversified Financial Services — 0.2%
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*	650,000	513,500

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		$1,187,000	$1,255,715

			1,769,215

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,263,000	1,278,787
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		809,000	815,333
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*		1,271,000	1,304,284

			3,398,404

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		775,000	817,625
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		550,000	568,150
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,175,000	1,274,875
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	636,075

			3,296,725

Diversified Operations — 0.2%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	716,160
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	646,750

			1,362,910

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	231,000
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021		550,000	572,688

			803,688

Electric - Integrated — 0.3%
E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	583,808
EDP Finance BV Senior Notes 5.25% due 01/14/2021*		633,000	658,320
Electricite de France Senior Notes 6.00% due 01/22/2114*		668,000	693,451
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	146,210

			2,081,789

Security Description	Principal Amount(20)		Value (Note 2)

Electric - Transmission — 0.1%
Empresa de Energia de Bogota SA ESP Senior Notes 6.13% due 11/10/2021*		$600,000	$640,800

Finance - Leasing Companies — 0.6%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	339,480
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,180,000
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020		925,000	955,062
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		1,038,000	1,110,660

			4,585,202

Food - Meat Products — 0.1%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	173,500
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	344,813
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	251,100

			769,413

Food - Retail — 0.1%
Cencosud SA Company Guar. Notes 4.88% due 01/20/2023		600,000	571,473

Gas - Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	484,000

Gold Mining — 0.2%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	609,350
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*		914,000	916,588
Polyus Gold International, Ltd. Company Guar. Notes 5.63% due 04/29/2020*		350,000	343,437

			1,869,375

Hazardous Waste Disposal — 0.3%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*		1,250,000	1,318,750
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*		1,000,000	1,027,500

			2,346,250

Independent Power Producers — 0.1%
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	487,200

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery - Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020	$500,000	$468,125

Medical - Drugs — 0.3%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,151,000	1,168,432
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	878,000	931,777

		2,100,209

Metal - Diversified — 0.1%
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*	390,000	377,325
Vedanta Resources PLC Senior Notes 8.25% due 06/07/2021	350,000	368,375

		745,700

Metal - Iron — 0.1%
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*	550,000	504,625

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	643,656

Non - Ferrous Metals — 0.0%
Minsur SA Senior Notes 6.25% due 02/07/2024*	260,000	267,800

Oil & Gas Drilling — 0.4%
Offshore Drilling Holding SA Senior Sec. Notes 8.38% due 09/20/2020	450,000	489,375
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,472,000	1,490,400
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	635,000	712,351
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	590,906

		3,283,032

Oil Companies - Exploration & Production — 0.8%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,233,000	1,584,060
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	262,187
KazMunayGas National Co. Senior Notes 7.00% due 05/05/2020	500,000	561,850
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,577,225

Security Description	Principal Amount(20)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	$295,000	$309,750
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/2016	475,000	498,750
Novatek OAO via Novatek Finance, Ltd. Senior Notes 4.42% due 12/13/2022	600,000	556,500
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	716,320

		6,066,642

Oil Companies - Integrated — 1.2%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,338,045
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,097,000	1,119,094
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	655,585
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	712,000	719,857
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	675,000	709,594
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023	600,000	576,000
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	500,000	501,252
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	163,500
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	872,100
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	617,000	583,411
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	503,000	534,012
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	679,080
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	182,500
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*	310,000	301,475

		8,935,505

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	182,072

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	$947,000	$1,115,810

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	500,000	488,317

Petrochemicals — 0.3%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*	700,000	700,000
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	550,000	552,062
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	627,550

		1,879,612

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	209,500

Real Estate Operations & Development — 0.7%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017	350,000	372,750
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	550,000	566,620
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.25% due 04/04/2021*	200,000	191,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	191,250
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	449,975
Kaisa Group Holdings, Ltd. Company Guar. Notes 10.25% due 01/08/2020	575,000	577,156
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	1,575,000	1,582,875
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	700,000	658,875
Theta Capital, Ltd. Company Guar. Notes 6.13% due 11/14/2020	500,000	475,001

		5,065,502

Retail - Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022	500,000	466,945

Retail - Restaurants — 0.1%
Arcos Dorados Holdings, Inc. Company Guar. Notes 6.63% due 09/27/2023*	400,000	405,000

Security Description	Principal Amount(20)		Value (Note 2)

Satellite Telecom — 0.2%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		$1,494,000	$1,607,918

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,508,380

Sovereign — 0.3%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	840,750
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		1,045,000	1,127,294

			1,968,044

Special Purpose Entities — 0.2%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(5)(6)(10)(11)		560,000	0
MAF Global Securities, Ltd. Company Guar. Notes 5.25% due 07/05/2019		525,000	561,750
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		550,000	547,250
Trust F/1401 Senior Notes 6.95% due 01/30/2044*		243,000	232,673

			1,341,673

Steel - Producers — 0.3%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		1,162,000	1,289,820
ArcelorMittal Senior Notes 7.25% due 03/01/2041		732,000	744,810
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	193,500

			2,228,130

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	585,137

SupraNational Banks — 0.2%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	648,083
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	708,298

			1,356,381

Telecom Services — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		1,204,000	1,255,170
Batelco International Finance No. 1, Ltd. Company Guar. Notes 4.25% due 05/01/2020		500,000	490,500

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		$1,200,000	$1,282,500
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(12)(13)		1,709,744	1,778,134

			4,806,304

Telephone - Integrated — 0.6%
British Telecommunications PLC Senior Notes 2.35% due 02/14/2019		806,000	808,556
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	265,540
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	571,500
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	202,868
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		1,137,000	1,303,286
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		583,000	623,810
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	654,303

			4,429,863

Transport - Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	403,500

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	546,060

Total Foreign Corporate Bonds & Notes
(cost $133,224,463)			131,877,032

FOREIGN GOVERNMENT AGENCIES — 12.6%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	557,972

Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	494,658

Sovereign — 12.4%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		463,000	469,945
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		580,000	522,000
Bolivarian Republic of Venezuela Senior Notes 9.00% due 05/07/2023		570,000	401,850

Security Description	Principal Amount(20)		Value (Note 2)

Sovereign (continued)
Bolivarian Republic of Venezuela Senior Notes 9.38% due 01/13/2034		$430,000	$305,300
Bolivarian Republic of Venezuela Senior Notes 11.75% due 10/21/2026		850,000	680,000
Bolivarian Republic of Venezuela Senior Notes 11.95% due 08/05/2031		745,000	596,000
Bolivarian Republic of Venezuela Senior Notes 12.75% due 08/23/2022		90,000	78,300
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	281,188
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	216,875
Commonwealth of the Bahamas Senior Notes 5.75% due 01/16/2024*		310,000	310,000
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	379,763
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	482,006
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	314,562
Dominican Republic Senior Notes 7.50% due 05/06/2021		420,000	464,100
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	662,250
Federation of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	8,450,000	2,560,741
Federation of Malaysia Senior Notes 3.48% due 03/15/2023	MYR	6,050,000	1,753,772
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		940,000	829,080
Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025		377,000	362,863
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,300,000	1,392,300
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	409,703
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		143,000	166,416
Federative Republic of Brazil Senior Notes 7.88% due 03/07/2015		28,000	29,988
Federative Republic of Brazil Senior Notes 12.50% due 01/05/2016	BRL	1,200,000	531,741

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Gabonese Republic Bonds 6.38% due 12/12/2024*		$1,540,000	$1,578,500
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	554,947
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,297,050
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	4,670,000	4,034,824
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	1,052,887
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		237,000	229,298
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		550,000	504,075
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	11,335,000	2,027,628
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	830,000	1,235,216
Lebanese Republic Notes 4.00% due 12/31/2017		453,200	449,801
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	150,789
Lebanese Republic Senior Notes 8.25% due 04/12/2021		570,000	641,250
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		411,000	418,398
Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022		500,000	480,000
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	346,800
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023		240,000	244,800
Republic of Argentina Senior Notes 2.50% due 12/31/2038(3)		1,072,637	410,284
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,446,556	1,763,714
Republic of Argentina Senior Notes 8.75% due 06/02/2017		5,000	4,450
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	1,066,874
Republic of Belize Senior Notes 5.00% due 02/20/2038		613,000	429,100

Security Description	Principal Amount(20)		Value (Note 2)

Sovereign (continued)
Republic of Bulgaria Senior Notes 8.25% due 01/15/2015		$1,482,000	$1,575,070
Republic of Colombia Senior Notes 4.00% due 02/26/2024		716,000	701,680
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	1,824,375
Republic of Colombia Senior Notes 8.25% due 12/22/2014		1,217,000	1,286,977
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	505,000
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,306,800
Republic of Croatia Senior Notes 6.38% due 03/24/2021		590,000	637,200
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		420,000	388,500
Republic of Gabon Bonds 8.20% due 12/12/2017*		682,000	777,480
Republic of Ghana Notes 7.88% due 08/07/2023*		555,000	513,375
Republic of Honduras Senior Notes 8.75% due 12/16/2020*		600,000	639,000
Republic of Hungary Senior Notes 4.13% due 02/19/2018		360,000	365,400
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,316,800
Republic of Hungary Senior Notes 7.63% due 03/29/2041		812,000	915,530
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		400,000	378,520
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		496,000	451,360
Republic of Indonesia Senior Notes 5.25% due 01/17/2042		204,000	185,640
Republic of Indonesia Senior Notes 5.88% due 01/15/2024*		575,000	618,125
Republic of Indonesia Senior Notes 6.75% due 01/15/2044*		980,000	1,058,400
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	650,000	1,016,163
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,900,000	2,979,324
Republic of Ivory Coast Senior Notes 7.77% due 12/31/2032(3)		1,545,000	1,365,394

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		$430,000	$471,065
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		100,000	104,950
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		100,000	122,000
Republic of Namibia Notes 5.50% due 11/03/2021		570,000	585,675
Republic of Panama Senior Notes 5.20% due 01/30/2020		284,000	310,980
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	230,250
Republic of Panama Senior Notes 7.25% due 03/15/2015		152,000	161,576
Republic of Peru Senior Notes 7.13% due 03/30/2019		480,000	579,600
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	3,200,000	1,271,594
Republic of Peru Senior Notes 8.38% due 05/03/2016		269,000	308,678
Republic of Peru Senior Notes 8.38% due 05/03/2016		7,000	8,033
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,500,000	1,408,125
Republic of Poland Senior Notes 3.88% due 07/16/2015		967,000	1,009,306
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	4,600,000	1,481,926
Republic of Poland Senior Notes 5.00% due 03/23/2022		585,000	642,038
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,408,613
Republic of Slovenia Bonds 4.13% due 02/18/2019*		520,000	534,300
Republic of Slovenia Senior Notes 4.75% due 05/10/2018*		460,000	488,230
Republic of Slovenia Bonds 5.85% due 05/10/2023*		470,000	505,250
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,342,000	1,325,493
Republic of South Africa Senior Notes 5.88% due 05/30/2022		100,000	109,250

Security Description	Principal Amount(20)	Value (Note 2)

Sovereign (continued)
Republic of South Africa Senior Notes 5.88% due 09/16/2025	$330,000	$353,100
Republic of South Africa Senior Notes 6.25% due 03/08/2041	563,000	606,632
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*	480,000	478,800
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,425,000	1,499,812
Republic of the Philippines Senior Notes 6.50% due 01/20/2020	302,000	359,380
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	690,000	941,850
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	80,000	97,600
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	520,000	804,700
Republic of Trinidad & Tobago Notes 4.38% due 01/16/2024*	400,000	416,000
Republic of Turkey Senior Notes 3.25% due 03/23/2023	430,000	370,445
Republic of Turkey Bonds 4.88% due 04/16/2043	580,000	470,380
Republic of Turkey Bonds 5.75% due 03/22/2024	1,270,000	1,295,400
Republic of Turkey Bonds 6.00% due 01/14/2041	1,400,000	1,320,900
Republic of Turkey Senior Notes 6.63% due 02/17/2045	900,000	911,250
Republic of Turkey Senior Notes 6.88% due 03/17/2036	2,000	2,113
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	1,476,000	1,298,880
Republic of Venezuela Senior Notes 7.65% due 04/21/2025	55,000	35,475
Republic of Zambia Notes 5.38% due 09/20/2022	390,000	325,650
Russian Federation Senior Notes 3.50% due 01/16/2019*	600,000	609,000
Russian Federation Senior Notes 4.88% due 09/16/2023*	800,000	812,400
Russian Federation Senior Notes 5.88% due 09/16/2043*	600,000	606,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Russian Federation Senior Notes 7.50% due 03/31/2030(3)		$2,389,530	$2,771,855
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	273,714
United Mexican States Senior Notes 3.50% due 01/21/2021		1,435,000	1,452,937
United Mexican States Senior Notes 3.63% due 03/15/2022		678,000	683,085
United Mexican States Senior Notes 4.75% due 03/08/2044		1,614,000	1,505,055
United Mexican States Senior Notes 5.75% due 10/12/2110		496,000	471,200

			89,768,086

Total Foreign Government Agencies
(cost $91,572,014)			90,820,716

FOREIGN GOVERNMENT TREASURIES — 1.0%
Sovereign — 1.0%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	2,300,000	3,604,665
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,980,000	3,822,369

Total Foreign Government Treasuries
(cost $7,130,949)			7,427,034

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Mtg. Corp. — 1.2%
2.50% due 01/01/2028		449,915	453,101
2.50% due 04/01/2028		919,305	926,055
3.00% due 04/01/2043		673,568	654,544
3.00% due 08/01/2043		756,428	734,369
3.50% due 02/01/2042		867,927	878,904
3.50% due 03/01/2042		527,499	534,170
3.50% due 04/01/2042		966,883	979,111
3.50% due 08/01/2042		907,509	919,414
3.50% due 09/01/2043		97,004	98,280
4.00% due 09/01/2040		184,511	193,098
4.50% due 02/01/2020		52,508	55,995
4.50% due 08/01/2020		18,628	19,871
4.50% due 03/01/2023		140,970	151,094
4.50% due 01/01/2039		51,084	54,735
4.50% due 06/01/2040		748,760	809,483
5.00% due 05/01/2034		149,696	165,491
5.00% due 03/01/2039		121,900	132,928
5.50% due 06/01/2022		76,644	83,361
5.50% due 07/01/2035		51,844	57,336
6.00% due 01/01/2030		1,621	1,798
6.00% due 03/01/2040		200,159	222,353
6.50% due 07/01/2029		961	1,101
6.50% due 12/01/2035		150	168
6.50% due 02/01/2036		29,041	32,502
6.50% due 11/01/2037		49,006	54,802
Federal Home Loan Mtg. Corp. REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)		118,751	115,401

Security Description	Principal Amount(20)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 4000, Class PD
2.00% due 01/15/2042(2)	$148,853	$138,784
Series 2626, Class SP
6.50% due 02/15/2018(2)(14)	1,071,475	23,038

		8,491,287

Federal National Mtg. Assoc. — 2.6%
3.00% due 10/01/2027	462,825	480,121
3.00% due 12/01/2027	601,953	624,441
3.00% due 03/01/2042	485,710	472,460
3.00% due 12/01/2042	263,904	256,753
3.00% due 05/01/2043	581,663	565,796
3.50% due 09/01/2026	578,086	611,991
3.50% due 08/01/2027	301,457	319,057
3.50% due 10/01/2028	485,112	513,890
3.50% due 06/01/2042	414,731	420,965
3.50% due 07/01/2042	138,998	139,788
3.50% due 08/01/2042	1,090,991	1,099,605
3.50% due 09/01/2042	939,716	953,847
3.50% due 03/01/2043	250,249	254,013
3.50% due 08/01/2043	237,566	241,131
4.00% due 11/01/2025	320,166	343,728
4.00% due 06/01/2039	579,244	609,920
4.00% due 09/01/2040	1,264,196	1,326,494
4.00% due 10/01/2040	627,683	658,519
4.00% due 10/01/2041	312,098	327,430
4.00% due 11/01/2041	699,998	734,577
4.00% due 01/01/2042	531,138	557,315
4.00% due 10/01/2043	34,822	36,522
4.00% due March TBA	561,000	587,998
4.50% due 06/01/2019	40,540	43,361
4.50% due 01/01/2039	44,084	47,341
4.50% due 07/01/2040	592,996	644,809
4.50% due 11/01/2040	161,800	173,938
4.50% due 05/01/2041	222,178	238,605
4.50% due 03/01/2042	775,691	834,541
5.00% due 03/15/2016	163,000	178,380
5.00% due 01/01/2023	115,056	124,969
5.00% due 04/01/2023	86,388	93,840
5.00% due 02/01/2036	177,803	194,691
5.00% due 03/01/2037	38,859	42,738
5.00% due 05/01/2040	786,053	861,891
5.00% due 06/01/2040	193,466	212,447
5.00% due 07/01/2040	294,999	324,179
5.50% due 06/01/2038	114,576	126,797
5.50% due March TBA	611,000	674,582
6.00% due 02/01/2032	3,905	4,345
6.00% due 10/01/2034	225	250
6.00% due 10/01/2037	59,176	65,766
6.00% due 11/01/2037	249,769	277,582
6.00% due 09/01/2038	206,240	230,230
6.00% due 11/01/2038	66,570	74,066
6.00% due 06/01/2040	59,076	65,667
6.50% due 12/01/2031	11,070	12,390
6.50% due 02/01/2035	50,591	56,707
6.50% due 07/01/2036	38,927	43,547
6.50% due 11/01/2037	136,959	156,414
6.50% due 10/01/2038	267,077	299,171
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	238,572	237,153

		18,476,758

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 0.1%
6.00% due 08/15/2039	$914,275	$1,027,504

Tennessee Valley Authority — 0.2%
1.75% due 10/15/2018	395,000	397,943
3.50% due 12/15/2042	965,000	817,815

		1,215,758

Total U.S. Government Agencies
(cost $29,056,845)		29,211,307

U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 1.5%
2.13% due 01/31/2021	3,300,000	3,302,062
3.13% due 02/15/2043	4,492,700	4,109,419
3.63% due 08/15/2043	3,300,000	3,321,655
5.25% due 11/15/2028	67,000	83,991

		10,817,127

United States Treasury Notes — 3.9%
0.09% due 01/31/2016 FRS	2,737,000	2,735,938
0.13% due 04/15/2018 TIPS(15)	1,524,353	1,578,658
0.25% due 10/31/2015	673,000	673,052
0.25% due 02/29/2016	2,435,000	2,431,197
0.38% due 01/31/2016	3,500,000	3,504,648
0.50% due 07/31/2017	223,000	219,986
0.75% due 10/31/2017	324,000	320,962
0.75% due 02/28/2018	1,255,000	1,235,391
1.00% due 10/31/2016	3,825,000	3,868,031
1.38% due 06/30/2018	164,000	164,628
1.50% due 07/31/2016	2,000,000	2,049,218
1.50% due 01/31/2019	3,300,000	3,301,290
1.63% due 08/15/2022	191,000	178,943
2.00% due 01/31/2016	1,823,000	1,881,821
2.00% due 02/15/2022	191,000	186,225
2.50% due 08/15/2023	163,000	161,714
2.75% due 11/15/2023	3,300,000	3,334,030
3.63% due 08/15/2019	52,000	57,318
3.88% due 05/15/2018	57,000	63,212

		27,946,262

Total U.S. Government Treasuries
(cost $38,683,320)		38,763,389

LOANS — 0.9%(5)(16)(17)
Casino Hotels — 0.1%
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	270,916	273,794

Computer Software — 0.2%
Vertafore, Inc. BTL-1st Lien 4.25% due 10/03/2019	1,558,323	1,568,550

Electric - Distribution — 0.2%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,601,566	1,614,246

Gambling (Non-Hotel) — 0.0%
Northfield Park Assoc. LLC BTL - 1st Lien 9.00% due 10/23/2018	262,500	268,078

Medical - Drugs — 0.3%
Auxilium Pharmaceuticals, Inc. BTL - B 6.25% due 04/26/2017	2,042,463	2,083,312

Security Description	Shares/ Principal Amount(20)	Value (Note 2)

Medical - Hospitals — 0.0%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	$237,600	$239,382

Oil Companies - Exploration & Production — 0.1%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	647,315	656,216

Total Loans
(cost $6,595,512)		6,703,578

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	460,331
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	753,198
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	448,433

Total Municipal Bonds & Notes
(cost $1,736,202)		1,661,962

PREFERRED SECURITIES — 0.4%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%	24,300	602,640

Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS Series J 7.13%	37,025	986,717

Electric - Integrated — 0.0%
Entergy Louisiana LLC 4.70%	14,900	296,510

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	62,424

Telecom Services — 0.1%
Qwest Corp. 6.13%	28,275	596,885

Telephone - Integrated — 0.1%
Verizon Communications, Inc. 5.90%	17,750	443,750

Total Preferred Securities
(cost $3,134,904)		2,988,926

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(18)	$584,000	534,360

Banks - Super Regional — 0.1%
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(18)	150,000	171,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

Security Description	Principal Amount(20)	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wells Fargo Capital X 5.95% due 12/01/2086	$276,000	$277,464

		448,464

Diversified Banking Institutions — 0.7%
Barclays PLC VRS 8.25% due 12/15/2018(18)	858,000	914,842
Credit Agricole SA VRS 7.88% due 01/23/2024*(18)	268,000	287,765
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(18)	1,363,000	1,497,664
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(18)	1,701,000	1,607,445
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(18)	243,000	272,695
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	91,000	67,568
Societe Generale SA VRS 7.88% due 12/18/2023*(18)	749,000	797,685

		5,445,664

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(18)	600,000	590,250

Electric - Integrated — 0.2%
Electricite de France VRS 5.63% due 01/22/2024*(18)	583,000	588,830
Enel SpA VRS 8.75% due 09/24/2073*	636,000	709,140

		1,297,970

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(5)	101,000	20

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	683,000	643,728

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	2,372,000	1,921,320

Food - Dairy Products — 0.2%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	1,800,000	1,746,000

Insurance - Life/Health — 0.3%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	1,923,000	1,985,497

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	755,000	787,465

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	1,149,000	1,235,175

Total Preferred Securities/Capital Securities
(cost $15,894,715)		16,635,913

Security Description	Shares/ Principal Amount(20)	Value (Note 2)

WARRANTS†— 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*	2,424	$24

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(5)(6)(19)	159	44,202
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(5)(6)(19)	157	43,646

		87,848

Total Warrants
(cost $83,715)		87,872

Total Long-Term Investment Securities
(cost $679,378,849)		686,163,700

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Time Deposits — 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.00% due 03/03/2014 (cost $24,983,000)	$24,983,000	24,983,000
TOTAL INVESTMENTS
(cost $704,361,849)(21)	98.5%	711,146,700
Other assets less liabilities	1.5	11,156,659

NET ASSETS —	100.0%	$722,303,359

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2014, the aggregate value of these securities was $205,265,663 representing 28.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Security in default
(5)	Illiquid security. At February 28, 2014, the aggregate value of these securities was $6,968,615 representing 1.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Company has filed for bankruptcy protection in country of issuance.
(11)	Security in default of interest.
(12)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(13)	Security currently paying interest/dividends in the form of additional securities.
(14)	Interest Only
(15)	Principal amount of security is adjusted for inflation.
(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2014 (unaudited) — (continued)

(18)	Perpetual maturity — maturity date reflects the next call date.
(19)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2014, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01) Warrants	11/11/2010	159	$0	$44,202	$278.00	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01) Warrants	11/11/2010	157	0	43,646	278.00	0.00

				$87,848		0.00%

(20)	Denominated in United States Dollars unless otherwise indicated.
(21)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2014 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

GBP—British Pound

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

TRY—Turkish Lira

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$5,078,851	$—	$5,078,851
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	153,777	153,777
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	354,753,282	—	354,753,282
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	1,341,673	0	1,341,673
Other Industries*	—	130,535,359	—	130,535,359
Foreign Government Agencies:
Sovereign	—	89,768,086	—	89,768,086
Other Foreign Government Agencies*	—	1,052,630	—	1,052,630
Foreign Government Treasuries	—	7,427,034	—	7,427,034
U.S. Government Agencies	—	29,211,307	—	29,211,307
U.S. Government Treasuries	—	38,763,389	—	38,763,389
Loans	—	6,703,578	—	6,703,578
Municipal Bonds & Notes	—	1,661,962	—	1,661,962
Preferred Securities	2,988,926	—	—	2,988,926
Preferred Securities/Capital Securities	—	16,635,913	—	16,635,913
Warrants:
Oil-Field Services	—	24	—	24
Television	—	—	87,848	87,848
Short-Term Investment Securities:
Time Deposits	—	24,983,000	—	24,983,000

Total	$2,988,926	$707,916,088	$241,686	$711,146,700

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2014 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$–	$86,305,762	$–	$921,311,653	$381,519,888
Investments at value (affiliated)*	475,357,551	–	294,628,961	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	18,697,000

Total investments	475,357,551	86,305,762	294,628,961	921,311,653	400,216,888

Cash	117,978	111	112,502	117,457	800,743
Foreign cash*	–	–	–	–	17,201
Receivable for:
Trust shares sold	103,447	81,155	333,550	1,129,916	336,505
Dividends and interest	–	61,812	–	5,712,166	6,827,783
Investments sold	102,846	1,002,231	–	23,418,643	189,513
Payments on swap contracts	–	–	–	–	183,515
Prepaid expenses and other assets	5,980	7,110	4,098	16,131	11,702
Due from broker	–	–	–	–	796,454
Due from investment adviser for expense reimbursements/fee waivers	10,961	9,296	6,537	23,875	4,482
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	3,309
Swap premiums paid	–	–	–	–	1,390,732
Unrealized appreciation on swap contracts	–	–	–	–	112,995

TOTAL ASSETS	475,698,763	87,467,477	295,085,648	951,729,841	410,891,822

LIABILITIES:
Payable for:
Trust shares reaquired	206,157	3,741	5,885	60,449	6,684
Investments purchased	–	1,044,698	327,530	41,384,169	1,496,975
Investment advisory and management fees	35,192	34,941	22,046	301,907	190,797
Shareholder services	–	15,882	–	171,911	77,101
Administrative service fees	–	4,288	–	46,416	20,817
Transfer agent fees and expenses	135	269	135	269	269
Trustees’ fees and expenses	8,549	4,126	5,688	17,964	11,877
Other accrued expenses	48,876	37,083	40,549	104,295	59,398
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	1,678,441

TOTAL LIABILITIES	298,909	1,145,028	401,833	42,087,380	3,542,359

NET ASSETS	$475,399,854	$86,322,449	$294,683,815	$909,642,461	$407,349,463

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$405,162	$54,929	$222,758	$822,292	$500,721
Additional paid in capital	365,666,013	66,689,607	249,305,897	874,136,985	391,537,359
Accumulated undistributed net investment income (loss)	9,507,923	481,965	7,929,483	26,986,081	29,541,107
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	18,742,076	(6,354,250)	13,935,660	723,703	(28,835,003)
Unrealized appreciation (depreciation) on investments	81,078,680	25,450,198	23,290,017	6,973,400	14,506,147
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	95,776
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	3,356
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$475,399,854	$86,322,449	$294,683,815	$909,642,461	$407,349,463

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	40,516,231	5,492,901	22,275,752	82,229,185	50,072,100
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.73	$15.72	$13.23	$11.06	$8.14

* Cost
Investments (unaffiliated)	$–	$60,855,564	$–	$914,338,253	$367,013,741

Investments (affiliated)	$394,278,871	$–	$271,338,944	$–	$–

Foreign cash	$–	$–	$–	$–	$17,152

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2014 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*	$567,930,281	$211,293,277	$164,109,754	$918,594,634	$–
Investments at value (affiliated)*	–	–	–	–	725,916,031
Repurchase agreements (cost approximates value)	6,170,000	–	1,104,000	41,796,000	–

Total investments	574,100,281	211,293,277	165,213,754	960,390,634	725,916,031

Cash	2,263,823	1,177	700	–	158,806
Foreign cash*	11,455,997	–	393	54,680	–
Receivable for:
Trust shares sold	97,929	53,032	119,725	93,147	888,680
Dividends and interest	944,297	548,440	37,490	937,535	–
Investments sold	18,989,908	2,233,033	1,920,516	3,387,677	–
Payments on swap contracts	–	–	–	–	–
Prepaid expenses and other assets	23,413	19,649	18,556	30,324	9,239
Due from broker	–	–	–	–	–
Due from investment adviser for expense reimbursements/fee waivers	112,846	10,093	49,259	31,380	15,665
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	607,988,494	214,158,701	167,360,393	964,925,377	726,988,421

LIABILITIES:
Payable for:
Trust shares reaquired	11,725	116,380	3,299	227,109	14,615
Investments purchased	24,042,029	2,171,639	2,573,202	3,938,992	873,930
Investment advisory and management fees	352,443	79,221	90,642	494,013	53,925
Shareholder services	107,741	39,610	30,317	178,203	–
Administrative service fees	29,090	10,695	8,186	48,115	–
Transfer agent fees and expenses	101	236	236	270	135
Trustees’ fees and expenses	23,429	9,894	7,321	30,452	13,176
Other accrued expenses	141,766	45,034	30,402	97,968	60,379
Accrued foreign tax on capital gains	93,644	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	83,617	–
Due to broker	–	–	–	–	–

TOTAL LIABILITIES	24,801,968	2,472,709	2,743,605	5,098,739	1,016,160

NET ASSETS	$583,186,526	$211,685,992	$164,616,788	$959,826,638	$725,972,261

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$366,586	$127,546	$145,060	$375,158	$466,142
Additional paid in capital	598,064,708	232,227,253	110,442,207	597,329,561	576,298,342
Accumulated undistributed net investment income (loss)	6,806,131	4,053,209	(239,441)	4,289,596	16,156,045
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(136,091,124)	(72,153,576)	35,390,973	103,161,927	36,130,730
Unrealized appreciation (depreciation) on investments	114,106,058	47,431,560	18,877,985	254,669,526	96,921,002
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(14,535)	–	4	870	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(51,298)	–	–	–	–

NET ASSETS	$583,186,526	$211,685,992	$164,616,788	$959,826,638	$725,972,261

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	36,658,570	12,754,650	14,506,009	37,515,794	46,614,208
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.91	$16.60	$11.35	$25.58	$15.57

* Cost
Investments (unaffiliated)	$453,824,223	$163,861,717	$145,231,769	$663,925,108	$–

Investments (affiliated)	$–	$–	$–	$–	$628,995,029

Foreign cash	$11,455,186	$–	$390	$52,841	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2014 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$178,809,553	$127,164,885	$538,383,181	$639,910,948	$711,146,700
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	4,995,000	–	19,933,000	3,371,000	–

Total investments	183,804,553	127,164,885	558,316,181	643,281,948	711,146,700

Cash	375	968	–	165	25,989
Foreign cash*	–	–	–	–	232,894
Receivable for:
Trust shares sold	158,758	173,798	96,215	22,758	135,864
Dividends and interest	57,638	24,687	436,559	1,146,014	9,854,923
Investments sold	–	–	1,808,606	–	19,934,453
Payments on swap contracts	–	–	–	–	–
Prepaid expenses and other assets	12,293	6,389	26,829	26,365	18,596
Due from broker	–	–	–	–	–
Due from investment adviser for expense reimbursements/fee waivers	65,029	9,004	28,513	16,892	–
Variation margin on futures contracts	–	–	–	54,020	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	184,098,646	127,379,731	560,712,903	644,548,162	741,349,419

LIABILITIES:
Payable for:
Trust shares reaquired	358,873	4,067	10,296	52,340	25,568
Investments purchased	1,999,819	240,813	1,717,846	–	18,438,220
Investment advisory and management fees	35,321	78,596	272,648	120,429	281,270
Shareholder services	35,321	23,363	103,389	120,429	137,083
Administrative service fees	9,537	6,307	27,915	32,516	37,013
Transfer agent fees and expenses	101	269	236	101	303
Trustees’ fees and expenses	11,852	4,362	16,691	26,869	20,063
Other accrued expenses	41,385	37,538	81,777	65,398	106,540
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	31,270	–	–
Due to custodian	–	–	5,612	–	–
Due to broker	–	–	–	–	–

TOTAL LIABILITIES	2,492,209	395,315	2,267,680	418,082	19,046,060

NET ASSETS	$181,606,437	$126,984,416	$558,445,223	$644,130,080	$722,303,359

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,818,629	$65,642	$306,791	$372,940	$608,290
Additional paid in capital	180,073,462	79,479,310	346,043,929	512,731,558	668,035,433
Accumulated undistributed net investment income (loss)	(5,309)	(819,652)	6,887,576	13,280,885	42,580,028
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(280,345)	15,906,739	85,393,281	(73,695,331)	4,289,517
Unrealized appreciation (depreciation) on investments	–	32,352,377	119,595,523	191,036,331	6,784,851
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	218,102	403,697	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	21	–	5,240
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$181,606,437	$126,984,416	$558,445,223	$644,130,080	$722,303,359

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	181,862,870	6,564,245	30,679,090	37,293,957	60,829,003
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$19.34	$18.20	$17.27	$11.87

* Cost
Investments (unaffiliated)	$178,809,553	$94,812,508	$418,787,658	$448,874,617	$704,361,849

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$234,356

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2014 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$430,613	$–	$75,777	$165,784
Dividends (affiliated)	5,476,487	–	2,347,795	–	–
Interest (unaffiliated)	–	51	–	12,904,365	11,837,480

Total investment income*	5,476,487	430,664	2,347,795	12,980,142	12,003,264

EXPENSES:
Investment advisory and management fees	218,882	214,148	138,329	1,843,283	1,163,614
Administrative service fee	–	26,432	–	283,374	127,432
Shareholder services fee	–	97,340	–	1,043,576	469,342
Transfer agent fees and expenses	773	1,616	773	1,616	1,616
Custodian and accounting fees	6,500	9,673	6,500	46,193	16,686
Reports to shareholders	30,993	5,661	18,273	60,290	26,364
Audit and tax fees	14,498	16,096	14,498	22,017	18,973
Legal fees	9,150	4,952	7,124	14,985	8,162
Trustees’ fees and expenses	21,912	5,328	13,853	41,205	18,697
Interest expense	–	–	–	–	–
Other expenses	5,954	8,446	6,040	12,548	8,706

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	308,662	389,692	205,390	3,369,087	1,859,592

Fees waived and expenses reimbursed by investment advisor (Note 3)	(89,780)	(58,736)	(67,062)	(154,872)	(57,318)
Fees paid indirectly (Note 7)	–	(2,464)	–	–	–

Net expenses	218,882	328,492	138,328	3,214,215	1,802,274

Net investment income (loss)	5,257,605	102,172	2,209,467	9,765,927	10,200,990

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	3,607,145	–	(1,257,594)	(643,644)
Net realized gain (loss) on investments (affiliated)	13,782,036	–	4,612,165	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	5,429,544	–	2,094,105	–	–
Net realized gain (loss) on futures and swap contracts	–	–	–	–	191,004
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	29,925

Net realized gain (loss) on investments and foreign currencies	19,211,580	3,607,145	6,706,270	(1,257,594)	(422,715)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	12,112,795	–	20,511,141	14,559,859
Change in unrealized appreciation (depreciation) on investments (affiliated)	32,019,913	–	14,997,677	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	95,776
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(6,257)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	32,019,913	12,112,795	14,997,677	20,511,141	14,649,378

Net realized and unrealized gain (loss) on investments and foreign currencies	51,231,493	15,719,940	21,703,947	19,253,547	14,226,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,489,098	$15,822,112	$23,913,414	$29,019,474	$24,427,653

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$299	$3,782

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2014 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,489,243	$2,416,661	$385,004	$6,269,657	$–
Dividends (affiliated)	–	–	–	–	7,231,627
Interest (unaffiliated)	1,030	1,073	2	401	–

Total investment income*	3,490,273	2,417,734	385,006	6,270,058	7,231,627

EXPENSES:
Investment advisory and management fees	2,274,426	503,928	552,253	3,193,505	332,049
Administrative service fee	188,849	68,429	49,951	312,866	–
Shareholder services fee	695,261	251,964	183,950	1,151,980	–
Transfer agent fees and expenses	480	1,408	1,408	1,188	773
Custodian and accounting fees	100,700	11,111	7,139	34,445	6,500
Reports to shareholders	46,807	14,031	28,849	111,736	46,190
Audit and tax fees	38,699	16,234	16,123	16,525	14,498
Legal fees	22,196	6,383	6,066	17,002	11,856
Trustees’ fees and expenses	28,753	10,485	7,340	46,390	32,775
Interest expense	464	74	–	–	–
Other expenses	17,178	10,691	9,947	16,016	7,844

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,413,813	894,738	863,026	4,901,653	452,485

Fees waived and expenses reimbursed by investment advisor (Note 3)	(632,767)	(78,377)	(237,594)	(63,335)	(120,436)
Fees paid indirectly (Note 7)	–	(13,802)	(13,639)	(2,528)	–

Net expenses	2,781,046	802,559	611,793	4,835,790	332,049

Net investment income (loss)	709,227	1,615,175	(226,787)	1,434,268	6,899,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	41,451,658	12,442,721	22,511,740	49,673,369	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	14,944,120
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	6,818,945
Net realized gain (loss) on futures and swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(220,565)	(17)	(17)	(10,656)	–

Net realized gain (loss) on investments and foreign currencies	41,231,093	12,442,704	22,511,723	49,662,713	21,763,065

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	37,818,021	12,918,120	15,028	101,651,852	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	44,609,191
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	80,314	–	35	909	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(6,764)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	37,891,571	12,918,120	15,063	101,652,761	44,609,191

Net realized and unrealized gain (loss) on investments and foreign currencies	79,122,664	25,360,824	22,526,786	151,315,474	66,372,256

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,831,891	$26,975,999	$22,299,999	$152,749,742	$73,271,834

* Net of foreign withholding taxes on interest and dividends of	$219,579	$14,619	$–	$45,380	$–

** Net of foreign withholding taxes on capital gains of	$83,333	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2014 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$239,494	$5,022,194	$6,033,767	$67,911
Dividends (affiliated)	–	–	–	–	–
Interest (unaffiliated)	156,674	111	491	1,623	18,554,516

Total investment income*	156,674	239,605	5,022,685	6,035,390	18,622,427

EXPENSES:
Investment advisory and management fees	234,149	482,479	1,774,094	768,416	1,808,651
Administrative service fee	63,607	38,768	182,739	208,697	239,243
Shareholder services fee	234,149	142,768	672,807	768,416	880,834
Transfer agent fees and expenses	591	1,616	1,408	480	1,709
Custodian and accounting fees	6,660	12,027	56,908	13,831	51,017
Reports to shareholders	13,399	8,527	37,173	42,576	46,715
Audit and tax fees	18,982	16,170	16,334	16,152	22,016
Legal fees	6,148	5,502	10,000	10,652	11,766
Trustees’ fees and expenses	9,497	5,574	27,462	31,096	35,609
Interest expense	–	–	–	–	–
Other expenses	6,425	9,776	14,834	13,964	11,306

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	593,607	723,207	2,793,759	1,874,280	3,108,866

Fees waived and expenses reimbursed by investment advisor (Note 3)	(446,307)	(60,764)	(237,089)	(153,027)	–
Fees paid indirectly (Note 7)	–	(2,159)	(22,337)	–	–

Net expenses	147,300	660,284	2,534,333	1,721,253	3,108,866

Net investment income (loss)	9,374	(420,679)	2,488,352	4,314,137	15,513,561

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	1,611	7,121,388	34,396,471	10,446,657	(1,739,828)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures and swap contracts	–	–	488,927	1,220,165	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(237)	–	(37,904)

Net realized gain (loss) on investments and foreign currencies	1,611	7,121,388	34,885,161	11,666,822	(1,777,732)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	14,344,441	36,808,713	76,323,782	25,858,789
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	337,186	882,609	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	42	–	56,959
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	14,344,441	37,145,941	77,206,391	25,915,748

Net realized and unrealized gain (loss) on investments and foreign currencies	1,611	21,465,829	72,031,102	88,873,213	24,138,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,985	$21,045,150	$74,519,454	$93,187,350	$39,651,577

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$13,084	$–	$(2,528)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$5,257,605	$3,984,727	$102,172	$380,861	$2,209,467	$5,012,690	$9,765,927	$13,759,112
Net realized gain (loss) on investments and foreign currencies	19,211,580	14,760,265	3,607,145	4,781,360	6,706,270	9,156,128	(1,257,594)	5,721,536
Net unrealized gain (loss) on investments and foreign currencies	32,019,913	24,538,525	12,112,795	5,550,009	14,997,677	(3,924,840)	20,511,141	(34,502,375)

Net increase (decrease) in net assets resulting from operations	56,489,098	43,283,517	15,822,112	10,712,230	23,913,414	10,243,978	29,019,474	(15,021,727)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,428,478)	–	(273,434)	–	(4,151,140)	–	(16,851,636)
Net realized gain on securities	–	–	–	–	–	(3,997,840)	–	(10,498,195)

Total distributions to shareholders	–	(4,428,478)	–	(273,434)	–	(8,148,980)	–	(27,349,831)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	19,778,080	46,623,084	405,574	243,262	8,409,966	58,131,105	107,839,485	177,453,805

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,267,178	85,478,123	16,227,686	10,682,058	32,323,380	60,226,103	136,858,959	135,082,247
NET ASSETS:
Beginning of period	399,132,676	313,654,553	70,094,763	59,412,705	262,360,435	202,134,332	772,783,502	637,701,255

End of period†	$475,399,854	$399,132,676	$86,322,449	$70,094,763	$294,683,815	$262,360,435	$909,642,461	$772,783,502

† Includes accumulated undistributed net investment income (loss) of	$9,507,923	$4,250,318	$481,965	$379,793	$7,929,483	$5,720,016	$26,986,081	$17,220,154

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$10,200,990	$19,655,379	$709,227	$5,585,195	$1,615,175	$2,428,210	$(226,787)	$47,783
Net realized gain (loss) on investments and foreign currencies	(422,715)	4,800,648	41,231,093	39,660,819	12,442,704	15,957,269	22,511,723	14,200,423
Net unrealized gain (loss) on investments and foreign currencies	14,649,378	(7,315,119)	37,891,571	41,090,581	12,918,120	20,915,484	15,063	6,005,422

Net increase (decrease) in net assets resulting from operations	24,427,653	17,140,908	79,831,891	86,336,595	26,975,999	39,300,963	22,299,999	20,253,628

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(17,421,859)	–	(10,343,419)	–	(2,012,482)	–	(140,998)
Net realized gain on securities	–	–	–	–	–	–	–	(1,557,189)

Total distributions to shareholders	–	(17,421,859)	–	(10,343,419)	–	(2,012,482)	–	(1,698,187)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	41,171,090	57,214,111	(21,148,467)	(44,696,736)	(3,797,673)	536,991	9,732,312	(28,756,051)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,598,743	56,933,160	58,683,424	31,296,440	23,178,326	37,825,472	32,032,311	(10,200,610)
NET ASSETS:
Beginning of period	341,750,720	284,817,560	524,503,102	493,206,662	188,507,666	150,682,194	132,584,477	142,785,087

End of period†	$407,349,463	$341,750,720	$583,186,526	$524,503,102	$211,685,992	$188,507,666	$164,616,788	$132,584,477

† Includes accumulated undistributed net investment income (loss) of	$29,541,107	$19,340,117	$6,806,131	$6,096,904	$4,053,209	$2,438,034	$(239,441)	$(12,654)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$1,434,268	$3,069,344	$6,899,578	$8,299,612	$9,374	$17,900	$(420,679)	$(572,517)
Net realized gain (loss) on investments and foreign currencies	49,662,713	75,464,225	21,763,065	21,861,227	1,611	7,771	7,121,388	10,789,581
Net unrealized gain (loss) on investments and foreign currencies	101,652,761	105,475,633	44,609,191	17,384,504	–	–	14,344,441	14,098,335

Net increase (decrease) in net assets resulting from operations	152,749,742	184,009,202	73,271,834	47,545,343	10,985	25,671	21,045,150	24,315,399

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,119,387)	–	(7,680,482)	(9,374)	(17,900)	–	–
Net realized gain on securities	–	–	–	(7,772,482)	–	–	–	(7,237,663)

Total distributions to shareholders	–	(3,119,387)	–	(15,452,964)	(9,374)	(17,900)	–	(7,237,663)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(52,533,789)	(15,374,129)	46,515,437	121,745,755	(4,205,632)	(1,627,749)	3,914,104	3,786,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,215,953	165,515,686	119,787,271	153,838,134	(4,204,021)	(1,619,978)	24,959,254	20,864,078
NET ASSETS:
Beginning of period	859,610,685	694,094,999	606,184,990	452,346,856	185,810,458	187,430,436	102,025,162	81,161,084

End of period†	$959,826,638	$859,610,685	$725,972,261	$606,184,990	$181,606,437	$185,810,458	$126,984,416	$102,025,162

† Includes accumulated undistributed net investment income (loss) of	$4,289,596	$2,855,328	$16,156,045	$9,256,467	$(5,309)	$(5,309)	$(819,652)	$(398,973)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013	For the Six Months Ended February 28, 2014 (unaudited)	For the Year Ended August 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,488,352	$4,454,453	$4,314,137	$8,973,663	$15,513,561	$27,364,540
Net realized gain (loss) on investments and foreign currencies	34,885,161	63,210,195	11,666,822	60,000,993	(1,777,732)	6,070,768
Net unrealized gain (loss) on investments and foreign currencies	37,145,941	49,311,120	77,206,391	37,906,685	25,915,748	(35,300,123)

Net increase (decrease) in net assets resulting from operations	74,519,454	116,975,768	93,187,350	106,881,341	39,651,577	(1,864,815)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,336,976)	–	(8,741,440)	–	(25,186,964)
Net realized gain on securities	–	(7,955,107)	–	–	–	(6,110,758)

Total distributions to shareholders	–	(10,292,083)	–	(8,741,440)	–	(31,297,722)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(23,439,734)	(5,789,058)	(28,429,353)	(118,268,296)	(6,750,767)	97,701,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,079,720	100,894,627	64,757,997	(20,128,395)	32,900,810	64,539,414
NET ASSETS:
Beginning of period	507,365,503	406,470,876	579,372,083	599,500,478	689,402,549	624,863,135

End of period†	$558,445,223	$507,365,503	$644,130,080	$579,372,083	$722,303,359	$689,402,549

† Includes accumulated undistributed net investment income (loss) of	$6,887,576	$4,399,224	$13,280,885	$8,966,748	$42,580,028	$27,066,467

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of February 28, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized at Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended February 28, 2014, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of February 28, 2014, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received through the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended February 28, 2014, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of February 28, 2014, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Funds may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended February 28, 2014, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging). Credit default swaps are reported on a schedule following the Portfolio of Investments. As of February 28, 2014, the High Yield Bond Fund had open credit default swaps, which are reported on a schedule following the Fund’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. The Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of February 28, 2014 for which a Fund is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

At February 28, 2014, the due to/from broker amount as disclosed in the Statements of Assets and Liabilities for the High Yield Bond Fund includes amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables represent the value of derivatives held as of February 28, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended February 28, 2014. For a detailed presentation of derivatives held as of February 28, 2014, please refer to the Portfolio of Investments.

	High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Foreign Exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$3,309	Unrealized depreciation on forward foreign currency contracts	$—
Credit Contracts(3)	Unrealized appreciation on swap contracts	112,995	Unrealized depreciation on swap contracts	—

		$116,304		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Foreign Exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$30,649	$(6,400)
Credit Contracts(3)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	191,004	95,776

		$221,653	$89,376

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $541,499.
(3)	The average notional amount outstanding for credit default swap contracts was $5,208,333.

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$31,270

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$488,927	$337,186

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,808,350.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $218,102 as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$54,020	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures and swap contracts/Change in unrealized appreciation (depreciation) on futures and swap contracts	$1,220,165	$882,609

(1)	The Fund’s derivative contracts held during the six months ended February 28, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $21,712,156.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $403,697 as reported in the Portfolio of Investments.

As of February 28, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Fund as of February 28, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Fund’s holdings in repurchase agreements.

	High Yield Bond Fund
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities		Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description:
Derivatives:
Foreign exchange contracts
Over the counter	$3,309	$ —		$3,309
Credit contracts
Centrally cleared	1,503,727	—		1,503,727

Total derivatives, subject to a master netting arrangement or similar arrangement	$1,507,036	$ —		$1,507,036

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty:	Net Amount of Assets in the Statements of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Centrally cleared	$1,503,727	$—	$—	$1,503,727
Toronto Dominion Bank	3,309	—	(3,309)	—

Total	$1,507,036	$—	$(3,309)	$1,503,727

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Small Cap Value Fund
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Description:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$31,270	$ —	$31,270

	Socially Responsible Fund
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Description:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$54,020	$ —	$54,020

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the six months ended February 28, 2014, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended February 28, 2014, the Core Bond Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $38,653 and $(17,135) respectively.

E. When-Issued Securities and Forward Commitments

The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 28, 2014, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of February 28, 2014, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	2.67%	$4,995,000
Socially Responsible	1.80%	3,371,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated November 29, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $187,311,000, a repurchase price of $187,311,000 and maturity date of March 3, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	11/30/2017	$45,280,000	$44,657,400
U.S. Treasury Notes	0.88%	01/31/2017	50,000,000	50,250,000
U.S. Treasury Notes	3.13%	10/31/2016	89,340,000	96,152,175

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. For the Lifestyle Funds, distributions from income from underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Funds.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 — 2012 or expected to be taken in each Fund’s 2013 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

I. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

J. New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC entered into sub-advisory agreements with the following:

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global”)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management, Inc. (“Wells Capital”)(1)—subadviser for the Mid Cap Growth Fund.

(1)	Effective December 9, 2013, Wells Capital replaced Columbia Management Advisors, LLC as the subadvisor of the Mid Cap Growth Fund.

The subadvisers are compensated for their services by VALIC.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2014. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the six months ended February 28, 2014, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$89,780
Capital Appreciation	58,736
Conservative Growth Lifestyle	67,062
Core Bond	154,872
High Yield Bond	57,318
International Opportunities	632,767
Large Cap Value	78,377
Mid Cap Growth	237,594
Mid Cap Value	63,335
Moderate Growth Lifestyle	120,436
Money Market II	78,479
Small Cap Growth	60,764
Small Cap Value	237,089
Socially Responsible	153,027

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2014, VALIC voluntarily waived fees and/or reimbursed expenses of $367,828 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended February 28, 2014, VC II expensed $1,790,387 for accounting and administrative services.

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the six months ended February 28, 2014, VC II expensed $17,455 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2014, VC II expensed $6,592,387 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2014, VC II has deferred $8,405 of trustee compensation.

At February 28, 2014, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.96%
International Opportunities	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	99.75%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.94%

As disclosed in the portfolio of investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. For the six months ended February 28, 2014, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2014
VALIC Co. I Blue Chip Growth Fund	$37,440	$843,658	$15,571,594	$4,154,647	$199,997	$127,967	$3,004,947	$22,659,158
VALIC Co. I Capital Conservation Fund	—	—	2,809,271	—	2,849,784	(79,205)	119,718	—
VALIC Co. I Dividend Value Fund	696,364	—	35,871,613	1,011,921	4,733,617	1,419,702	1,347,401	34,917,020
VALIC Co. I Emerging Economies Fund	359,344	—	46,391,922	814,206	26,208,647	1,455,860	792,468	23,245,809
VALIC Co. I Foreign Value Fund	403,656	—	4,928,408	15,301,236	—	—	1,178,066	21,407,710
VALIC Co. I Global Real Estate Fund	1,362,709	1,646,601	23,014,801	4,133,485	276,020	103,607	(1,246,236)	25,729,637
VALIC Co. I Government Securities Fund	75,540	12,365	3,719,993	87,905	463,863	(26,380)	9,047	3,326,702
VALIC Co. I International Equities Fund	588,514	—	13,780,707	11,362,001	2,497,986	517,061	1,285,522	24,447,305
VALIC Co. I International Growth Fund	206,571	—	8,373,834	3,853,054	1,478,232	343,241	803,472	11,895,369
VALIC Co. I Mid Cap Index Fund	257,570	962,979	17,701,350	4,151,480	—	—	1,979,404	23,832,234
VALIC Co. I Mid Cap Strategic Growth Fund	17,836	42,454	1,570,734	1,856,487	931	208	460,337	3,886,835
VALIC Co. I Nasdaq-100 Index Fund	119,872	76,909	11,668,115	2,496,535	1,030,885	238,607	1,992,396	15,364,768
VALIC Co. I Science & Technology Fund	19,930	—	11,777,358	1,710,038	77,666	32,028	3,246,257	16,688,015
VALIC Co. I Small Cap Index Fund	282,227	521,269	9,192,314	13,140,451	—	—	1,470,271	23,803,036
VALIC Co. I Small Cap Special Values Fund	74,823	—	9,320,743	106,937	446,887	188,769	1,547,912	10,717,474
VALIC Co. I Stock Index Fund	943,990	1,323,309	59,256,437	22,762,267	26,140,592	5,732,154	891,863	62,502,129
VALIC Co. I Value Fund	30,101	—	2,177,328	30,101	520,310	101,392	93,366	1,881,877

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2014
VALIC Co. II Capital Appreciation Fund	$—	$—	$13,103,356	$3,591	$361,167	$215,929	$2,722,258	$15,683,967
VALIC Co. II Core Bond Fund	—	—	25,725,128	3,759,438	3,788,993	(69,493)	946,627	26,572,707
VALIC Co. II High Yield Bond Fund	—	—	7,253,388	5,622,854	—	—	687,994	13,564,236
VALIC Co. II Large Cap Value Fund	—	—	5,853,055	63,714	159,656	37,382	804,202	6,598,697
VALIC Co. II Mid Cap Growth Fund	—	—	5,030,289	1,026,197	—	—	904,376	6,960,862
VALIC Co. II Mid Cap Value Fund	—	—	32,852,458	98,291	5,042,879	3,100,882	2,474,856	33,483,608
VALIC Co. II Small Cap Growth Fund	—	—	5,551,477	550,462	49,606	13,479	1,145,635	7,211,447
VALIC Co. II Small Cap Value Fund	—	—	19,763,862	193,057	1,531,963	320,769	2,544,080	21,289,805
VALIC Co. II Strategic Bond Fund	—	—	6,874,055	10,715,757	724,419	8,077	813,674	17,687,144

	$5,476,487	$5,429,544	$399,133,590	$109,006,112	$78,584,100	$13,782,036	$32,019,913	$475,357,551

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2014
VALIC Co. I Blue Chip Growth Fund	$14,997	$337,944	$5,370,549	$2,640,184	$56,117	$19,617	$1,102,350	$9,076,583
VALIC Co. I Capital Conservation Fund	162,563	78,996	7,164,672	241,559	1,720,379	(13,634)	(26,937)	5,645,281
VALIC Co. I Dividend Value Fund	205,993	—	10,484,054	359,102	1,326,218	396,614	415,327	10,328,879
VALIC Co. I Emerging Economies Fund	136,692	—	19,596,314	354,632	12,107,705	492,708	506,638	8,842,587
VALIC Co. I Foreign Value Fund	159,233	—	2,449,978	5,474,834	—	—	520,041	8,444,853
VALIC Co. I Global Real Estate Fund	424,170	512,536	7,129,294	1,303,975	66,657	20,791	(378,560)	8,008,843
VALIC Co. I Government Securities Fund	124,514	20,381	5,657,400	144,895	284,042	(11,755)	(23,051)	5,483,447
VALIC Co. I Inflation Protected Fund	228,454	60,483	11,573,465	587,580	212,107	12,277	(61,211)	11,900,004
VALIC Co. I International Equities Fund	199,145	—	2,660,734	7,427,743	2,229,131	287,203	126,075	8,272,624
VALIC Co. I International Growth Fund	78,589	—	1,700,495	2,496,588	—	—	328,468	4,525,551
VALIC Co. I Mid Cap Index Fund	97,966	366,267	7,904,928	581,568	276,943	30,690	824,306	9,064,549
VALIC Co. I Mid Cap Strategic Growth Fund	5,662	13,478	—	1,145,097	—	—	88,848	1,233,945
VALIC Co. I Nasdaq-100 Index Fund	29,237	18,758	2,882,445	687,995	363,471	83,215	457,280	3,747,464
VALIC Co. I Science & Technology Fund	6,321	—	2,434,433	2,032,229	14,987	6,180	834,811	5,292,666
VALIC Co. I Small Cap Index Fund	107,364	198,301	4,114,871	4,303,878	—	—	636,370	9,055,119
VALIC Co. I Small Cap Special Values Fund	14,759	—	1,742,403	53,887	13,660	3,636	327,744	2,114,010
VALIC Co. I Stock Index Fund	347,376	486,961	23,292,588	11,303,135	14,756,356	2,567,673	(24,424)	22,382,616
VALIC Co. I Value Fund	4,760	—	630,666	4,760	383,753	74,572	(28,632)	297,613
VALIC Co. II Capital Appreciation Fund	—	—	2,708,287	19,857	27,292	16,420	597,196	3,314,468
VALIC Co. II Core Bond Fund	—	—	58,654,875	11,392,000	12,950,709	(621,438)	2,570,238	59,044,966
VALIC Co. II High Yield Bond Fund	—	—	19,557,688	6,789,686	—	—	1,600,474	27,947,848
VALIC Co. II Large Cap Value Fund	—	—	1,977,776	118,926	566,990	128,374	133,854	1,791,940
VALIC Co. II Mid Cap Growth Fund	—	—	951,926	668,536	3,334	862	209,226	1,827,216
VALIC Co. II Mid Cap Value Fund	—	—	10,901,811	65,614	1,467,370	627,070	1,243,294	11,370,419
VALIC Co. II Small Cap Growth Fund	—	—	389,094	561,217	7,329	1,299	123,518	1,067,799
VALIC Co. II Small Cap Value Fund	—	—	5,104,937	66,367	928,918	201,038	504,117	4,947,541
VALIC Co. II Strategic Bond Fund	—	—	45,312,021	3,398,281	1,789,242	288,753	2,390,317	49,600,130

	$2,347,795	$2,094,105	$262,347,704	$64,224,125	$51,552,710	$4,612,165	$14,997,677	$294,628,961

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2013	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/28/2014
VALIC Co. I Blue Chip Growth Fund	$45,529	$1,025,919	$17,783,041	$6,279,825	$143,322	$65,906	$3,568,917	$27,554,367
VALIC Co. I Capital Conservation Fund	197,482	95,965	10,666,301	293,447	4,079,436	(33,805)	11,427	6,857,934
VALIC Co. I Dividend Value Fund	750,853	—	36,614,182	1,130,581	2,973,203	891,472	1,986,153	37,649,185
VALIC Co. I Emerging Economies Fund	442,798	—	57,395,301	1,086,295	32,622,646	1,771,404	1,014,065	28,644,419
VALIC Co. I Foreign Value Fund	483,580	—	6,760,162	17,406,974	—	—	1,479,328	25,646,464
VALIC Co. I Global Real Estate Fund	1,576,136	1,904,490	26,284,043	4,869,347	58,574	31,252	(1,366,675)	29,759,393
VALIC Co. I Government Securities Fund	217,200	35,553	9,913,876	252,753	540,291	(30,514)	(30,543)	9,565,281
VALIC Co. I Inflation Protected Fund	205,672	54,451	10,304,771	567,454	113,339	6,566	(52,115)	10,713,337
VALIC Co. I International Equities Fund	836,034	—	17,980,869	23,278,267	8,658,485	1,342,719	786,087	34,729,457
VALIC Co. I International Growth Fund	254,559	—	7,961,691	5,779,683	325,535	75,540	1,167,363	14,658,742
VALIC Co. I Mid Cap Index Fund	297,539	1,112,412	22,172,499	2,921,352	—	—	2,436,624	27,530,475
VALIC Co. I Mid Cap Strategic Growth Fund	20,605	49,046	1,287,865	2,757,334	24,770	4,882	464,976	4,490,287
VALIC Co. I Nasdaq-100 Index Fund	142,025	91,122	13,723,443	2,017,801	240,927	63,683	2,640,279	18,204,279
VALIC Co. I Science & Technology Fund	25,435	—	14,605,507	2,620,755	42,392	17,482	4,096,755	21,298,107
VALIC Co. I Small Cap Index Fund	369,511	682,482	12,300,419	16,883,047	—	—	1,981,111	31,164,577
VALIC Co. I Small Cap Special Values Fund	76,835	—	8,938,350	449,988	93,476	39,850	1,671,008	11,005,720
VALIC Co. I Stock Index Fund	1,260,860	1,767,505	73,877,475	32,183,133	31,997,946	6,466,023	2,072,525	82,601,210
VALIC Co. I Value Fund	28,974	—	2,664,157	28,974	1,099,844	214,418	3,734	1,811,439
VALIC Co. II Capital Appreciation Fund	—	—	14,338,867	19,320	32,626	18,672	3,225,417	17,569,650
VALIC Co. II Core Bond Fund	—	—	98,644,313	17,477,213	11,217,870	(69,493)	3,566,546	108,400,709
VALIC Co. II High Yield Bond Fund	—	—	23,130,051	13,159,383	112,248	11,408	2,113,979	38,302,573
VALIC Co. II Large Cap Value Fund	—	—	5,941,002	236,508	153,513	36,035	836,964	6,896,996
VALIC Co. II Mid Cap Growth Fund	—	—	5,698,725	1,391,486	—	—	1,043,547	8,133,758
VALIC Co. II Mid Cap Value Fund	—	—	42,817,839	207,597	6,128,732	3,614,352	3,696,596	44,207,652
VALIC Co. II Small Cap Growth Fund	—	—	4,946,689	1,024,901	18,437	3,783	1,078,164	7,035,100
VALIC Co. II Small Cap Value Fund	—	—	20,559,468	261,931	1,921,348	402,300	2,559,408	21,861,759
VALIC Co. II Strategic Bond Fund	—	—	38,889,074	8,177,573	1,222	185	2,557,551	49,623,161

	$7,231,627	$6,818,945	$606,199,980	$162,762,922	$102,600,182	$14,944,120	$44,609,191	$725,916,031

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2014 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$98,100,081	$78,584,100	$—	$—
Capital Appreciation	15,565,177	15,313,239	—	—
Conservative Growth Lifestyle	59,782,225	51,552,710	—	—
Core Bond	485,846,139	452,189,772	386,762,841	313,182,453
High Yield Bond	113,322,517	65,831,181	—	—
International Opportunities	225,228,350	247,723,609	—	—
Large Cap Value	58,239,425	60,191,594	—	—
Mid Cap Growth	200,110,543	187,295,122	—	—
Mid Cap Value	132,753,326	180,560,699	—	—
Moderate Growth Lifestyle	148,712,349	102,600,182	—	—
Small Cap Growth	35,619,074	31,906,584	—	—
Small Cap Value	109,436,271	124,083,194	415,486	660,000
Socially Responsible	5,000,000	32,929,785	—	—
Strategic Bond	484,609,465	438,679,496	85,574,004	120,933,815

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, contingent payment debt instruments, inflation-indexed securities, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2014.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$398,931,240	$82,255,702	$(5,829,391)	$76,426,311
Capital Appreciation	60,855,866	25,518,865	(68,969)	25,449,896
Conservative Growth Lifestyle	272,039,198	25,054,300	(2,464,537)	22,589,763
Core Bond	915,918,614	13,122,373	(7,729,334)	5,393,039
High Yield Bond	386,166,544	21,882,248	(7,831,904)	14,050,344
International Opportunities	461,938,215	123,836,457	(11,674,391)	112,162,066
Large Cap Value	164,792,763	48,159,023	(1,658,509)	46,500,514
Mid Cap Growth	147,045,009	21,023,795	(2,855,050)	18,168,745
Mid Cap Value	708,805,220	260,519,645	(8,934,231)	251,585,414
Moderate Growth Lifestyle	633,319,044	99,701,653	(7,104,666)	92,596,987
Money Market II	183,804,553	—	—	—
Small Cap Growth	95,314,501	35,041,612	(3,191,228)	31,850,384
Small Cap Value	443,199,154	134,152,089	(19,035,062)	115,117,027
Socially Responsible	454,782,933	194,873,308	(6,374,293)	188,499,015
Strategic Bond	705,411,247	18,603,926	(12,868,473)	5,735,453

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2013 and the tax character of distributions paid during they year ended August 31, 2013 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$5,633,754	$3,054,279	$44,406,398	$4,428,478	$—
Capital Appreciation	382,276	(9,961,093)	13,337,101	273,434	—
Conservative Growth Lifestyle	9,716,705	4,100,935	7,592,086	4,440,622	3,708,358
Core Bond	20,149,056	3,719,865	(15,118,102)	24,934,900	2,414,931
High Yield Bond	19,808,145	(28,408,612)	(509,612)	17,421,859	—
International Opportunities	7,728,330	(176,539,704)	74,204,923	10,343,419	—
Large Cap Value	2,420,156	(83,642,018)	33,582,394	2,012,482	—
Mid Cap Growth	3,661,344	10,032,826	18,153,686	130,631	1,567,556
Mid Cap Value	3,189,839	56,264,521	149,933,387	3,119,387	—
Moderate Growth Lifestyle	16,065,393	12,265,353	47,987,796	7,680,482	7,772,482
Money Market II	1,377	(281,956)	—	17,900	—
Small Cap Growth	3,070,055	6,215,327	17,505,943	—	7,237,663
Small Cap Value	20,789,182	38,486,501	78,308,293	2,336,976	7,955,107
Socially Responsible	8,980,364	(83,303,750)	112,175,233	8,741,440	—
Strategic Bond	30,465,101	3,900,517	(20,175,055)	27,317,176	3,980,546

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of August 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—	$—
Capital Appreciation	—	9,961,093	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	—
High Yield Bond	—	28,408,612	—	—
International Opportunities	37,862,866	127,167,902	11,508,936	—
Large Cap Value	37,706,867	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	281,956	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	—	83,303,750	—	—
Strategic Bond	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2013, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$250,931	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	165,255	—	—
Core Bond	—	3,078,766	—
High Yield Bond	—	—	—
International Opportunities	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	114,093	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	376,521	—	—
Money Market II	—	—	—
Small Cap Growth	394,324	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	296,525	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	2,966,166	$33,164,893	6,686,155	$66,081,617	277,131	$4,074,026	658,980	$7,718,439
Reinvested dividends.	—	—	471,616	4,428,478	—	—	24,926	273,434
Shares redeemed	(1,204,923)	(13,386,813)	(2,432,223)	(23,887,011)	(253,789)	(3,668,452)	(657,156)	(7,748,611)

Net increase (decrease)	1,761,243	$19,778,080	4,725,548	$46,623,084	23,342	$405,574	26,750	$243,262

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	2,064,063	$26,440,659	8,083,898	$98,521,522	13,437,049	$145,750,745	29,317,730	$323,066,644
Reinvested dividends.	—	—	688,840	8,148,980	—	—	2,477,340	27,349,831
Shares redeemed	(1,410,598)	(18,030,693)	(3,969,183)	(48,539,397)	(3,497,822)	(37,911,260)	(15,400,498)	(172,962,670)

Net increase (decrease)	653,465	$8,409,966	4,803,555	$58,131,105	9,939,227	$107,839,485	16,394,572	$177,453,805

	High Yield Bond				International Opportunities
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	6,264,841	$49,012,887	12,677,988	$97,622,829	787,993	$11,900,674	2,335,665	$31,701,189
Reinvested dividends.	—	—	2,326,016	17,421,859	—	—	826,152	10,343,419
Shares redeemed	(993,358)	(7,841,797)	(7,484,341)	(57,830,577)	(2,192,813)	(33,049,141)	(6,652,512)	(86,741,344)

Net increase (decrease)	5,271,483	$41,171,090	7,519,663	$57,214,111	(1,404,820)	$(21,148,467)	(3,490,695)	$(44,696,736)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	395,048	$6,176,942	1,759,527	$22,821,556	1,541,144	$16,303,939	1,239,921	$11,587,152
Reinvested dividends.	—	—	167,567	2,012,482	—	—	205,841	1,698,187
Shares redeemed	(635,506)	(9,974,615)	(1,844,918)	(24,297,047)	(620,715)	(6,571,627)	(4,748,239)	(42,041,390)

Net increase (decrease)	(240,458)	$(3,797,673)	82,176	$536,991	920,429	$9,732,312	(3,302,477)	$(28,756,051)

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	505,528	$11,791,652	3,865,409	$72,167,204	4,184,146	$62,460,016	10,338,490	$141,105,325
Reinvested dividends.	—	—	171,584	3,119,387	—	—	1,184,136	15,452,964
Shares redeemed	(2,676,190)	(64,325,441)	(4,451,176)	(90,660,720)	(1,074,437)	(15,944,579)	(2,549,950)	(34,812,534)

Net increase (decrease)	(2,170,662)	$(52,533,789)	(414,183)	$(15,374,129)	3,109,709	$46,515,437	8,972,676	$121,745,755

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Money Market II				Small Cap Growth
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	36,642,468	$36,642,468	77,063,382	$77,063,382	756,138	$13,347,782	1,076,871	$15,564,509
Reinvested dividends.	9,374	9,374	17,900	17,900	—	—	589,867	7,237,663
Shares redeemed	(40,857,474)	(40,857,474)	(78,709,031)	(78,709,031)	(525,373)	(9,433,678)	(1,359,114)	(19,015,830)

Net increase (decrease)	(4,205,632)	$(4,205,632)	(1,627,749)	$(1,627,749)	230,765	$3,914,104	307,624	$3,786,342

	Small Cap Value				Socially Responsible
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013		For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	380,455	$6,595,394	3,297,019	$44,891,555	393,787	$6,278,680	496,224	$6,718,383
Reinvested dividends.	—	—	795,985	10,292,083	—	—	700,998	8,741,440
Shares redeemed	(1,746,290)	(30,035,128)	(4,099,660)	(60,972,696)	(2,139,693)	(34,708,033)	(9,990,591)	(133,728,119)

Net increase (decrease)	(1,365,835)	$(23,439,734)	(6,656)	$(5,789,058)	(1,745,906)	$(28,429,353)	(8,793,369)	$(118,268,296)

	Strategic Bond
	For the six months ended February 28, 2014 (unaudited)		For the year ended August 31, 2013
	Shares	Amount	Shares	Amount
Shares sold.	2,815,079	$32,205,574	11,050,967	$129,399,292
Reinvested dividends.	—	—	2,714,460	31,297,722
Shares redeemed	(3,384,501)	(38,956,341)	(5,428,017)	(62,995,063)

Net increase (decrease)	(569,422)	$(6,750,767)	8,337,410	$97,701,951

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended February 28, 2014, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$2,464
Large Cap Value	13,802
Mid Cap Growth	13,639
Mid Cap Value	2,528
Small Cap Growth	2,159
Small Cap Value	22,337

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At February 28, 2014, the Funds had 28.1%, 33.3%, and 4.1%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At February 28, 2014, the International Opportunities Fund had 26.5% and 13.4% of its net assets invested in equity securities domiciled in United Kingdom and Japan, respectively.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At February 28, 2014, the Strategic Bond Fund had 31.9% of its net assets invested in such securities.

Note 9 — Line of Credit

The Series and VCI has established a $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the six months ended February 28, 2014, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	28	$464	$438,244	1.36%
Large Cap Value	9	74	221,459	1.35

At February 28, 2014, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 28, 2014, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the period ended February 28, 2014, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ Loss
International Opportunities	$439,838	$896,772	$340,530

For the six months ended February 28, 2014, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities
UBS AG	$8,884

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2014(f)		Year Ended August 31,										Six Months Ended February 28, 2014(f)		Year Ended August 31,
			2013		2012		2011		2010		2009				2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$10.30		$9.22		$8.44		$7.41		$6.96		$10.63		$12.82		$10.92	$9.37	$8.01	$7.51	$10.24

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.11		0.14		0.19		0.22		0.14		0.02		0.07	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	1.30		1.10		0.79		1.02		0.35		(1.71)		2.88		1.88	1.55	1.35	0.54	(2.77)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.43		1.21		0.93		1.21		0.57		(1.57)		2.90		1.95	1.60	1.40	0.59	(2.72)

Distributions from:
Net investment income	–		(0.13)		(0.15)		(0.18)		(0.12)		(0.22)		–		(0.05)	(0.05)	(0.04)	(0.09)	(0.01)
Net realized gain on securities	–		–		–		–		–		(1.88)		–		–	–	–	–	–

Total distributions	–		(0.13)		(0.15)		(0.18)		(0.12)		(2.10)		–		(0.05)	(0.05)	(0.04)	(0.09)	(0.01)

Net asset value at end of period	$11.73		$10.30		$9.22		$8.44		$7.41		$6.96		$15.72		$12.82	$10.92	$9.37	$8.01	$7.51

TOTAL RETURN(a)	13.88%		13.21%		11.15%		16.33%		8.11%		(10.48)%		22.62%		17.93%	17.13%	17.41%	7.79%	(26.59)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.26	%(e)	1.00	%(g)	1.01%	1.07%	1.03%	1.08%	1.06%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.01%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.40	%(e)(g)	1.11	%(e)	1.62	%(e)	2.26	%(e)	2.92	%(e)	2.16	%(e)	0.26	%(g)	0.58%	0.53%	0.48%	0.56%	0.74%
Ratio of net investment income (loss) to average net assets(c)	2.36	%(e)(g)	1.06	%(e)	1.55	%(e)	2.18	%(e)	2.81	%(e)	2.01	%(e)	0.11	%(g)	0.42%	0.32%	0.29%	0.33%	0.53%
Portfolio turnover rate	18%		41%		44%		62%		43%		151%		20%		44%	119%	52%	61%	54%
Number of shares outstanding at end of period (000’s)	40,516		38,755		34,029		21,941		16,549		13,454		5,493		5,470	5,443	4,674	5,069	6,456
Net assets at the end of period (000’s)	$475,400		$399,133		$313,655		$185,211		$122,655		$93,696		$86,322		$70,095	$59,413	$43,798	$40,601	$48,510

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2014(f)		Year Ended August 31,										Six Months Ended February 28, 2014(f)		Year Ended August 31,
			2013		2012		2011		2010		2009				2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.13		$12.02		$11.22		$10.31		$9.60		$10.23		$10.69		$11.41	$10.90	$10.68	$9.96	$10.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.26		0.29		0.34		0.39		0.33		0.12		0.23	0.30	0.38	0.42	0.51
Net realized and unrealized gain (loss) on investments and foreign currencies	1.00		0.32		0.86		0.87		0.63		(0.53)		0.25		(0.43)	0.56	0.13	0.82	0.09
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.10		0.58		1.15		1.21		1.02		(0.20)		0.37		(0.20)	0.86	0.51	1.24	0.60

Distributions from:
Net investment income	–		(0.24)		(0.27)		(0.30)		(0.31)		(0.26)		–		(0.32)	(0.30)	(0.29)	(0.52)	(0.72)
Net realized gain on securities	–		(0.23)		(0.08)		–		–		(0.17)		–		(0.20)	(0.05)	–	–	–

Total distributions	–		(0.47)		(0.35)		(0.30)		(0.31)		(0.43)		–		(0.52)	(0.35)	(0.29)	(0.52)	(0.72)

Net asset value at end of period	$13.23		$12.13		$12.02		$11.22		$10.31		$9.60		$11.06		$10.69	$11.41	$10.90	$10.68	$9.96

TOTAL RETURN(a)	9.07%		4.93%		10.50%		11.82%		10.69%		(1.36)%		3.46%		(1.95)%	8.08%	4.89%	12.95%	6.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)(g)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.81	%(g)	0.84%	0.86%	0.88%	0.90%	0.98%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.60	%(e)(g)	2.12	%(e)	2.59	%(e)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.34	%(g)	2.12%	2.79%	3.65%	4.23%	5.38%
Ratio of net investment income (loss) to average net assets(c)	1.55	%(e)(g)	2.06	%(e)	2.51	%(e)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.30	%(g)	2.05%	2.70%	3.53%	4.10%	5.17%
Portfolio turnover rate	18%		53%		36%		66%		40%		180%		94%		175%	177%	161%	178%	134%
Number of shares outstanding at end of period (000’s)	22,276		21,622		16,819		10,665		8,001		6,004		82,229		72,290	55,895	39,745	22,810	16,054
Net assets at the end of period (000’s)	$294,684		$262,360		$202,134		$119,710		$82,508		$57,659		$909,642		$772,784	$637,701	$433,168	$243,578	$159,971

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund							International Opportunities Fund
	Six Months Ended February 28, 2014(e)		Year Ended August 31,					Six Months Ended February 28, 2014(e)		Year Ended August 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$7.63		$7.64	$7.28	$7.36	$6.78	$8.43	$13.78		$11.87	$12.47	$11.23	$10.95	$14.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21		0.44	0.46	0.56	0.60	0.68	0.02		0.14	0.20	0.16	0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.30		(0.03)	0.45	(0.05)	0.60	(1.61)	2.11		2.04	(0.59)	1.21	0.33	(2.92)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.51		0.41	0.91	0.51	1.20	(0.93)	2.13		2.18	(0.39)	1.37	0.44	(2.76)

Distributions from:
Net investment income	–		(0.42)	(0.55)	(0.59)	(0.62)	(0.72)	–		(0.27)	(0.21)	(0.13)	(0.16)	(0.14)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	(0.73)

Total distributions	–		(0.42)	(0.55)	(0.59)	(0.62)	(0.72)	–		(0.27)	(0.21)	(0.13)	(0.16)	(0.87)

Net asset value at end of period	$8.14		$7.63	$7.64	$7.28	$7.36	$6.78	$15.91		$13.78	$11.87	$12.47	$11.23	$10.95

TOTAL RETURN(a)	6.68%		5.46%	13.18%	7.00%	18.42%	(7.97)%	15.46%		18.58%	(2.95)%	12.14%	4.04%	(17.61)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(f)	0.96%	0.96%	0.96%	0.97%	0.99%	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.99	%(f)	1.01%	1.02%	1.03%	1.06%	1.16%	1.23	%(f)	1.31%	1.31%	1.28%	1.26%	1.32%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.43	%(f)	5.77%	6.26%	7.48%	8.44%	11.11%	0.26	%(f)	1.08%	1.70%	1.18%	0.94%	1.71%
Ratio of net investment income (loss) to average net assets(c)	5.40	%(f)	5.73%	6.20%	7.42%	8.35%	10.94%	0.03	%(f)	0.76%	1.39%	0.91%	0.69%	1.40%
Portfolio turnover rate	18%		34%	38%	47%	47%	91%	41%		62%	164%	66%	126%	132%
Number of shares outstanding at end of period (000’s)	50,072		44,801	37,281	36,022	35,452	28,189	36,659		38,063	41,554	46,945	48,205	51,389
Net assets at the end of period (000’s)	$407,349		$341,751	$284,818	$262,380	$261,050	$191,246	$583,187		$524,503	$493,207	$585,357	$541,326	$562,725

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund							Mid Cap Growth Fund
	Six Months Ended February 28, 2014(e)		Year Ended August 31,					Six Months Ended February 28, 2014(e)		Year Ended August 31,
			2013	2012	2011	2010	2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$14.51		$11.67	$10.41	$9.26	$9.37	$12.51	$9.76		$8.45	$7.93	$6.28	$5.79	$7.42

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.19	0.15	0.11	0.14	0.15	(0.02)		0.00	0.00	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.96		2.81	1.22	1.18	(0.07)	(3.00)	1.61		1.42	0.52	1.67	0.51	(1.59)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	2.09		3.00	1.37	1.29	0.07	(2.85)	1.59		1.42	0.52	1.65	0.49	(1.60)

Distributions from:
Net investment income	–		(0.16)	(0.11)	(0.14)	(0.18)	(0.29)	–		(0.01)	–	–	–	–
Net realized gain on securities	–		–	–	–	–	–	–		(0.10)	–	–	–	(0.03)

Total distributions	–		(0.16)	(0.11)	(0.14)	(0.18)	(0.29)	–		(0.11)	–	–	–	(0.03)

Net asset value at end of period	$16.60		$14.51	$11.67	$10.41	$9.26	$9.37	$11.35		$9.76	$8.45	$7.93	$6.28	$5.79

TOTAL RETURN(a)	14.40%		26.02%	13.30%	13.84%	0.61%	(22.55)%	16.29%		17.06%	6.56%	26.27%	8.46%	(21.43)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.89	%(f)	0.91%	0.93%	0.93%	0.93%	0.97%	1.17	%(f)	1.18%	1.18%	1.19%	1.15%	1.25%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.02%	0.01%	0.00%	0.01%	0.02	%(f)	0.01%	0.03%	0.02%	0.01%	0.05%
Ratio of net investment income (loss) to average net assets(b)	1.59	%(f)	1.40%	1.33%	0.98%	1.41%	1.70%	(0.33	)%(f)	0.02%	0.02%	(0.32)%	(0.33)%	(0.29)%
Ratio of net investment income (loss) to average net assets(c)	1.51	%(f)	1.30%	1.21%	0.86%	1.29%	1.53%	(0.65	)%(f)	(0.30)%	(0.31)%	(0.66)%	(0.63)%	(0.69)%
Portfolio turnover rate	29%		53%	62%	65%	224%	182%	129%		112%	131%	206%	76%	116%
Number of shares outstanding at end of period (000’s)	12,755		12,995	12,913	14,543	15,751	16,825	14,506		13,586	16,888	20,333	26,012	27,455
Net assets at the end of period (000’s)	$211,686		$188,508	$150,682	$151,360	$145,778	$157,711	$164,617		$132,584	$142,785	$161,271	$163,364	$158,841

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 28, 2014(f)		Year Ended August 31,					Six Months Ended February 28, 2014(f)		Year Ended August 31,
			2013	2012	2011	2010	2009			2013		2012		2011		2010		2009

PER SHARE DATA
Net asset value at beginning of period	$21.66		$17.31	$15.28	$13.61	$12.71	$15.31	$13.93		$13.10		$12.04		$10.81		$10.12		$11.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.07	0.06	0.04	0.08	0.13	0.15		0.21		0.24		0.30		0.37		0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	3.88		4.35	2.05	1.74	0.97	(2.40)	1.49		1.04		1.06		1.23		0.55		(0.96)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	3.92		4.42	2.11	1.78	1.05	(2.27)	1.64		1.25		1.30		1.53		0.92		(0.71)

Distributions from:
Net investment income	–		(0.07)	(0.08)	(0.11)	(0.15)	(0.06)	–		(0.21)		(0.24)		(0.30)		(0.23)		(0.26)
Net realized gain on securities	–		–	–	–	–	(0.27)	–		(0.21)		–		–		–		(0.31)

Total distributions	–		(0.07)	(0.08)	(0.11)	(0.15)	(0.33)	–		(0.42)		(0.24)		(0.30)		(0.23)		(0.57)

Net asset value at end of period	$25.58		$21.66	$17.31	$15.28	$13.61	$12.71	$15.57		$13.93		$13.10		$12.04		$10.81		$10.12

TOTAL RETURN(a)	18.10%		25.64%	13.85%	12.98%	8.21%	(14.17)%	11.77%		9.76%		11.00%		14.20%		9.07%		(5.33)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.06	%(g)	1.08%	1.11%	1.15%	1.11%	1.17%	0.14	%(e)(g)	0.14	%(e)	0.16	%(e)	0.17	%(e)	0.18	%(e)	0.22	%(e)
Ratio of expense reductions to average net assets	0.00	%(g)	0.00%	0.01%	0.02%	0.02%	0.03%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.31	%(g)	0.37%	0.39%	0.23%	0.54%	1.22%	2.08	%(e)(g)	1.55	%(e)	1.99	%(e)	2.47	%(e)	3.45	%(e)	2.81	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.30	%(g)	0.34%	0.33%	0.13%	0.48%	1.10%	2.04	%(e)(g)	1.50	%(e)	1.93	%(e)	2.41	%(e)	3.37	%(e)	2.69	%(e)
Portfolio turnover rate	15%		46%	70%	108%	81%	84%	15%		36%		36%		58%		34%		175%
Number of shares outstanding at end of period (000’s)	37,516		39,686	40,101	40,315	33,097	37,634	46,614		43,504		34,532		23,286		17,832		14,009
Net assets at the end of period (000’s)	$959,827		$859,611	$694,095	$615,965	$450,578	$478,457	$725,972		$606,185		$452,347		$280,436		$192,841		$141,786

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund									Small Cap Growth Fund
	Six Months Ended February 28, 2014(f)		Year Ended August 31,							Six Months Ended February 28, 2014(f)		Year Ended August 31,
			2013	2012	2011		2010		2009			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$16.11		$13.47	$12.87	$10.20	$9.31	$11.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00	0.00		0.00		0.01	(0.06)		(0.09)	(0.07)	(0.10)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)		0.00	0.00	(0.00)		0.00		(0.00)	3.29		3.92	1.66	2.77	0.97	(1.96)
Net increase from payments by affiliates	–		–	–	0.00		0.00		–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00	0.00	0.00		0.00		0.01	3.23		3.83	1.59	2.67	0.89	(2.03)

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)		(0.01)	–		–	–	–	–	–
Net realized gain on securities	–		–	–	–		–		–	–		(1.19)	(0.99)	–	–	(0.12)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)		(0.01)	–		(1.19)	(0.99)	–	–	(0.12)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00	$19.34		$16.11	$13.47	$12.87	$10.20	$9.31

TOTAL RETURN(a)	0.00%		0.01%	0.01%	0.01	%(e)	0.01	%(e)	0.89%	20.05%		31.19%	13.13%	26.18%	9.56%	(17.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.16	%(g)	0.20%	0.19%	0.20%		0.37%		0.55%	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.63	%(g)	0.65%	0.65%	0.65%		0.64%		0.75%	1.27	%(g)	1.31%	1.33%	1.32%	1.36%	1.49%
Ratio of expense reduction to average net assets	–		–	–	–		–		–	0.00	%(g)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%	0.01%	0.01%		0.01%		0.94%	(0.74	)%(g)	(0.65)%	(0.52)%	(0.76)%	(0.83)%	(0.88)%
Ratio of net investment income (loss) to average net assets(c)	(0.47	)%(g)	(0.44)%	(0.45)%	(0.44)%		(0.26)%		0.73%	(0.85	)%(g)	(0.80)%	(0.69)%	(0.92)%	(1.03)%	(1.21)%
Portfolio turnover rate	N/A		N/A	N/A	N/A		N/A		N/A	28%		68%	63%	79%	80%	83%
Number of shares outstanding at end of period (000’s)	181,863		186,069	187,696	214,677		214,151		253,830	6,564		6,333	6,026	6,124	4,681	4,546
Net assets at the end of period (000’s)	$181,606		$185,810	$187,430	$214,407		$213,807		$253,242	$126,984		$102,025	$81,161	$78,839	$47,757	$42,310

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2014(g)		Year Ended August 31,						Six Months Ended February 28, 2014(g)		Year Ended August 31,
			2013	2012		2011	2010	2009			2013	2012	2011		2010	2009

PER SHARE DATA
Net asset value at beginning of period	$15.83		$12.68	$12.41		$10.27	$9.88	$13.75	$14.84		$12.53	$10.92	$9.34		$8.93	$11.39

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.13	0.07		0.04	0.06	0.15	0.11		0.21	0.16	0.13		0.12	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	2.29		3.33	0.71		2.23	0.43	(3.28)	2.32		2.31	1.60	1.57		0.44	(2.37)
Net increase from payments by affiliates	–		–	0.00		–	–	–	–		–	–	–		–	–

Total income (loss) from investment operations	2.37		3.46	0.78		2.27	0.49	(3.13)	2.43		2.52	1.76	1.70		0.56	(2.23)

Distributions from:
Net investment income	–		(0.07)	(0.12)		(0.13)	(0.10)	(0.12)	–		(0.21)	(0.15)	(0.12)		(0.15)	(0.19)
Net realized gain on securities	–		(0.24)	(0.39)		–	–	(0.62)	–		–	–	–		–	(0.04)

Total distributions	–		(0.31)	(0.51)		(0.13)	(0.10)	(0.74)	–		(0.21)	(0.15)	(0.12)		(0.15)	(0.23)

Net asset value at end of period	$18.20		$15.83	$12.68		$12.41	$10.27	$9.88	$17.27		$14.84	$12.53	$10.92		$9.34	$8.93

TOTAL RETURN(a)	14.97%		27.78%	6.58	%(f)	22.06%	4.96%	(21.71)%	16.37%		20.40%	16.34%	18.19	%(e)	6.23%	(19.20)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%		0.95%	0.95%	0.95%	0.56	%(h)	0.56%	0.56%	0.56%		0.56%	0.56%
Ratio of expenses to average net assets(c)	1.04	%(h)	1.05%	1.08%		1.07%	1.14%	1.11%	0.61	%(h)	0.62%	0.63%	0.63%		0.63%	0.69%
Ratio of expense reductions to average net assets	0.01	%(h)	0.01%	0.01%		0.01%	0.01%	0.00%	–		–	–	–		–	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.92	%(h)	0.91%	0.58%		0.33%	0.52%	1.77%	1.40	%(h)	1.56%	1.39%	1.19%		1.20%	1.79%
Ratio of net investment income (loss) to average net assets(c)	0.83	%(h)	0.81%	0.46%		0.21%	0.33%	1.60%	1.35	%(h)	1.49%	1.33%	1.12%		1.13%	1.67%
Portfolio turnover rate	21%		81%	96%		116%	132%	32%	1%		39%	44%	81%		98%	86%
Number of shares outstanding at end of period (000’s)	30,679		32,045	32,052		32,626	33,825	34,981	37,294		39,040	47,833	60,129		72,022	73,479
Net assets at the end of period (000’s)	$558,445		$507,366	$406,471		$404,748	$347,417	$345,551	$644,130		$579,372	$599,500	$656,395		$672,566	$656,132

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.
(g)	Unaudited
(h)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2014(e)		Year Ended August 31,
			2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$11.23		$11.78	$11.31	$11.22	$10.29	$11.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25		0.46	0.49	0.60	0.60	0.66
Net realized and unrealized gain (loss) on investments and foreign currencies	0.39		(0.44)	0.58	0.09	0.85	(0.60)
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	0.64		0.02	1.07	0.69	1.45	0.06

Distributions from:
Net investment income	–		(0.46)	(0.60)	(0.60)	(0.52)	(0.87)
Net realized gain on securities	–		(0.11)	–	–	–	–

Total distributions	–		(0.57)	(0.60)	(0.60)	(0.52)	(0.87)

Net asset value at end of period	$11.87		$11.23	$11.78	$11.31	$11.22	$10.29

TOTAL RETURN(a)	5.70%		0.03%	9.97%	6.36%	14.51%	2.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88	%(f)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.88	%(f)	0.91%	0.93%	0.95%	0.95%	1.05%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.40	%(f)	4.00%	4.39%	5.33%	5.65%	7.01%
Ratio of net investment income (loss) to average net assets(c)	4.40	%(f)	3.98%	4.35%	5.27%	5.59%	6.85%
Portfolio turnover rate	82%		164%	191%	144%	141%	129%
Number of shares outstanding at end of period (000’s)	60,829		61,398	53,061	44,277	41,249	34,144
Net assets at the end of period (000’s)	$722,303		$689,403	$624,863	$500,792	$462,619	$351,498

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval at October 2013 Meeting

At an in-person meeting held on October 28-29, 2013, the Board, including a majority of the trustees who are not interested persons of VC II, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wells Capital Management Incorporated (“WellsCap” or the “Sub-adviser”) with respect to the VC II Mid Cap Growth Fund (the “Fund”). In connection with WellsCap’s appointment, the Board authorized the termination of the Investment Sub-Advisory Agreement between VALIC and the Fund’s previous sub-adviser, Columbia Management Investment Advisers, LLC (“Columbia”) upon the effective date of the Sub-Advisory Agreement.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by the Sub-adviser; (2) the sub-advisory fees proposed to be charged in connection with the Sub-adviser’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to the performance of comparable funds in its peer category (“Performance Group”), and against the Fund’s benchmark (“Benchmark”), and the composite performance of a comparable strategy managed by the Sub-adviser against the Benchmark; (4) the costs of services and the benefits potentially to be derived by the Sub-adviser; (5) whether the Fund will benefit from possible economies of scale from engaging the Sub-adviser; (6) the anticipated profitability of the Sub-adviser and its affiliates; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as presentations made by representatives from the Sub-adviser who responded to questions posed by the Board and management. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Fund by the Sub-adviser. The Board reviewed information provided by the Sub-adviser relating to its operations and personnel. The Board also took into account their knowledge of the Sub-Adviser’s management, operations and the quality of their performance based on the Board’s experiences with the Sub-adviser, which also manages a portion of the assets of the VC I Small Cap Special Values Fund. The Board also noted that the Sub-adviser’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by the Sub-adviser. The Board noted that the Sub-adviser will (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund is required to maintain; and (iii) render regular reports to VALIC and to the officers and Trustees of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed the Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of the Sub-adviser. The Board also considered the Sub-adviser’s brokerage practices. The Board also considered the Sub-adviser’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the advisory services to be provided by the Sub-adviser were expected to be satisfactory and that there was a reasonable basis to conclude that the Sub-adviser would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged to the Fund for sub-advisory services compared against the fees of the funds in its Subadvisory Expense Universe. The Board noted that VALIC negotiated the sub-advisory fee with the Sub-adviser at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered expense information of comparable funds or accounts managed by the Sub-adviser that have comparable investment objectives and strategies to the Fund, to the extent applicable. The Board also considered that the sub-advisory fee rate payable to the Sub-adviser contains breakpoints.

The Board considered that the Fund’s proposed sub-advisory fees are above the median of the Fund’s Subadvisory Expense Universe. The Board further noted that the current sub-advisory fees were higher than the proposed sub-advisory fees, and that consequently, under the proposed sub-advisory fee schedule, VALIC would retain more of its advisory fee. The Board also took account management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by management regarding the Fund’s investment performance compared against its Performance Group and Benchmark as of the period ended September 30, 2013. The Board considered that management has closely monitored the Fund’s performance since 2012 and that the Fund has underperformed its Performance Group and Benchmark for the one-, three-, five- and ten-year periods. The Board also considered that the composite performance of a comparable strategy managed by WellsCap outperformed the Benchmark for the one-, three- and ten-year periods ended June 30, 2013, and underperformed the Benchmark for the five-year period ended June 30, 2013.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board noted that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Fund. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that VALIC will receive a benefit under the Sub-Advisory Agreement since the proposed sub-advisory fees are expected to be less than the sub-advisory fees VALIC currently pays, and as a result, VALIC will retain a greater portion of its advisory fee. The Board noted that the sub-advisory fees were negotiated with the Sub-adviser at arm’s length. In considering the anticipated profitability to the Sub-adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of the Sub-adviser from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to the Sub-adviser’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Sub-adviser’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by the Sub-adviser and noted that VALIC would compensate the Sub-adviser out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that the Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Sub-adviser possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

Supplement to the Summary Prospectus dated January 1, 2014

Valic Company II Capital Appreciation Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, Strategic Bond Fund (the “Fund”)

In the Fund Summary, under Principal Investment Strategies of the Fund, the following paragraph is hereby inserted as the last paragraph:

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

In the Fund Summary, under Principal Risks of Investing in the Fund, the following risk is hereby inserted:

Securities Lending Risk: Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Please keep this supplement for future reference.

Date: April 30, 2014

Supplement dated March 3, 2014 to the

Prospectuses and Statements of Additional Information

The following provides notification of the name change for the distributor of the Funds:

Effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.

Supplement to the Prospectus dated January 1, 2013,

as supplemented to date

Effective December 31, 2013, in the section titled “FUND SUMMARY” for the Socially Responsible Fund under the heading “Investment Adviser,” the portfolio manager disclosure for SunAmerica Asset Management Corp. (“SAAMCo”) is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled “MANAGEMENT,” the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, the Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated: December 30, 2013

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

One North Wacker Drive

Chicago, Illinois 60606

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online!

• Print and download account transaction confirmations and tax statements

• View transaction history and download it to Quicken using Direct ConnectSM

• Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

• Easily manage your personal profile to update your contact information
(phone, address, email), update your beneficiaries, reset your password, and more

With VALIC Online you can initiate account transactions including:

• Allocation changes

• Transfer money among investment options

• Rebalance account to your desired allocation mix

• Change contributions

Start exploring VALIC Online today!

>  Visit VALIC.com

>  Click “Register for online access”

>  Click “Register for individual access,” and follow the steps to create a security profile

VALIC Online — Account Access

Environmentally friendly access to your account documents CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALIC financial advisor

Go paperless — together we can make a difference.

VALIC’s Internet-based document delivery service provides you with an alternative to receiving account information by mail. It provides fast, convenient, secure, reliable and environmentally friendly access to your account statements and certain regulatory documents right online!

>  Fast — There’s no waiting for printing or mailing.

>  Convenient — You have access to your accounts and related information wherever and whenever it is convenient for you.

>  Secure — Helps prevent printed materials from getting into the wrong hands; documents are stored and viewed through a highly secure electronic environment.

>  Reliable — No delays. No lost items. Access available 24 hours a day, seven days a week.

>  Environmentally friendly — Saves trees by replacing paper mailings with electronic delivery of information.

>  Go to VALIC.com and login

>  Select “My profile” on the right side of the “My summary” page

>  Click on “Email delivery” on the right side of the “My profile” page

>  Complete the last three steps on the ” ” page

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

Please note:

The email notification will apply only to certain VALIC annuity contracts.

This feature is provided by VALIC free of charge, though you may have to pay Internet service provider fees to access the Internet or to receive emails.

Sign up today at VALIC.com

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Annuity contracts are issued by The Variable Annuity Life Insurance Company and distributed by its affiliate, SunAmerica Capital Services, Inc., member FINRA.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries,
VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387 (02/2014) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 8, 2014